UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23078

Virtus ETF Trust II

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas, 14th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

(a)	The Report(s) to Shareholders are attached herewith.

Virtus AlphaSimplex Global Macro ETF

ASGM / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus AlphaSimplex Global Macro ETF ("Fund") for the period of August 4, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Macro ETF	$91Footnote Reference(a)	0.80%
Footnote	Description
Footnote(a)	Based on the period August 4, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Portfolio Manager Commentary by AlphaSimplex Group, LLC

For the period August 4, 2025 (commencement of operations) to July 31, 2026, the Fund at NAV returned 30.00%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 19.87%, and the ICE BofA US 3-Month Treasury Bill Index, which serves as the style-specific index, returned 3.76%.

What factors impacted Fund performance over the reporting period?

The Fund seeks long-term capital appreciation by pursuing long-term positive returns independent of market cycles. This systematic strategy combines two complementary investment approaches: dedicated global equity exposures and macro strategies. Macro strategies employ long and short exposures across distinct trading styles and asset classes, including stocks, bonds, currencies, and commodities. The Fund’s goal is to outperform traditional long-only equity investments, while reducing drawdowns during protracted periods of stress. The Fund takes positions in highly liquid futures contracts in more than 20 different assets across global equity, bond, currency, and commodity markets, as well as in ETFs. For the reporting period, the Fund’s gains were driven by long positions in equities and commodities. Currencies and commodities had a mixed impact on performance over the period. Fixed income positions detracted from performance over the period.

FACTOR

IMPACT

  SUMMARY

Equities

Positive

As equity markets rose during the period, the Fund had significant gains from its long positions, particularly in the S&P 500® Index and the MSCI EAFE Index.

Fixed income

Negative

The Fund had losses primarily from its long positions in fixed income as prices fell over the course of the year. International bonds were the largest detractors.

Currencies

Mixed

In currencies, the Fund had gains from long positions in the Australian dollar while being short the U.S. dollar, and short positions in the Japanese yen while being long the U.S. dollar, which outweighed losses from other foreign currencies.

Commodities

Mixed

As prices rose in a number of commodities markets, the Fund saw gains from its long positions, especially in energies and gold. Agricultural commodities and livestock detracted from performance.

Virtus AlphaSimplex Global Macro ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus AlphaSimplex Global Macro ETF - NAV $13,000	Wilshire 5000 Total Market Index $11,987	ICE BofA US 3-Month Treasury Bill Index $10,376
8/4/25	$10,000	$10,000	$10,000
8/31/25	$10,262	$10,248	$10,033
9/30/25	$10,760	$10,602	$10,066
10/31/25	$11,016	$10,830	$10,101
11/30/25	$10,999	$10,858	$10,129
12/31/25	$11,129	$10,850	$10,164
1/31/26	$11,713	$11,027	$10,194
2/28/26	$12,256	$10,973	$10,221
3/31/26	$11,789	$10,430	$10,251
4/30/26	$12,831	$11,504	$10,281
5/31/26	$13,403	$12,093	$10,312
6/30/26	$13,089	$12,049	$10,342
7/31/26	$13,000	$11,987	$10,376
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 8/4/25
Virtus AlphaSimplex Global Macro ETF - NAV	30.00
Wilshire 5000 Total Market Index	19.87
ICE BofA US 3-Month Treasury Bill Index	3.76

• The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The ICE BofA US 3-Month Treasury Bill Index measures the performance of a single outstanding U.S. Treasury bill with approximately three months to maturity. It assumes the bill is purchased at the beginning of the month, held for one full month, and then rolled over into a newly selected 3-month issue. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus AlphaSimplex Global Macro ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$8,549,669
Total number of portfolio holdings	15
Total advisory fees paid	$55,098
Portfolio turnover rate	3%

% RISK ALLOCATION (includes futures contracts)

Table Summary
Commodities	37
Currencies	16
Equities	42
Fixed Income	5

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8677

Virtus AlphaSimplex Global Macro ETF | 3

Virtus AlphaSimplex Managed Futures ETF

ASMF / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures ETF ("Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures ETF	$87	0.80%

Portfolio Manager Commentary by AlphaSimplex Group, LLC

For the fiscal year ended July 31, 2026, the Fund at NAV returned 16.34%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 19.69%, and the ICE BofA US 3-Month Treasury Bill Index, which serves as the style-specific index, returned 3.82%.

What factors impacted Fund performance over the reporting period?

The Fund seeks to provide capital appreciation consistent with the risk and return characteristics of a basket of the largest managed futures funds in the world. The Fund takes a diversified approach to identifying price trends by combining index replication techniques with insights from AlphaSimplex’s own trend-following models. It takes positions in highly liquid futures contracts in 20 different assets across global equity, bond, currency, and commodity markets. For the 12-month period, the Fund’s gains were driven by long positions in equities. Currencies and commodities had a mixed impact on performance over the period. Fixed income positions detracted from performance over the period.

FACTOR

IMPACT

  SUMMARY

Equities

Positive

As equity markets rose over the period, the Fund earned significant gains from its long positions, particularly in the MSCI Emerging Markets Index and the Tokyo Stock Price Index.

Fixed income

Negative

The Fund moved between long and short positions in response to changing trends in bond markets. These positions led to losses, primarily from international bonds.

Currencies

Mixed

Currencies were more mixed as gains from long positions in the Australian dollar while being short the U.S. dollar, and short positions in the Japanese yen while being long the U.S. dollar outweighed losses from other foreign currencies.

Commodities

Mixed

As prices rose in a number of commodities markets, the Fund saw gains from its long positions, particularly in gold, energies, and copper. Agricultural commodities detracted from performance.

Virtus AlphaSimplex Managed Futures ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus AlphaSimplex Managed Futures ETF - NAV $10,532	Wilshire 5000 Total Market Index $14,420	ICE BofA US 3-Month Treasury Bill Index $10,979
5/15/24	$10,000	$10,000	$10,000
5/31/24	$10,076	$9,916	$10,026
6/30/24	$10,195	$10,228	$10,067
7/31/24	$10,075	$10,416	$10,112
8/31/24	$9,809	$10,642	$10,160
9/30/24	$9,977	$10,858	$10,204
10/31/24	$9,508	$10,779	$10,243
11/30/24	$9,478	$11,492	$10,282
12/31/24	$9,660	$11,144	$10,324
1/31/25	$9,822	$11,494	$10,362
2/28/25	$9,514	$11,270	$10,395
3/31/25	$9,415	$10,605	$10,429
4/30/25	$9,066	$10,535	$10,465
5/31/25	$9,109	$11,209	$10,503
6/30/25	$9,176	$11,783	$10,538
7/31/25	$9,053	$12,048	$10,574
8/31/25	$9,228	$12,328	$10,616
9/30/25	$9,456	$12,754	$10,651
10/31/25	$9,511	$13,028	$10,688
11/30/25	$9,624	$13,062	$10,718
12/31/25	$9,774	$13,053	$10,755
1/31/26	$10,165	$13,265	$10,786
2/28/26	$10,785	$13,200	$10,815
3/31/26	$10,258	$12,547	$10,846
4/30/26	$10,518	$13,840	$10,878
5/31/26	$10,544	$14,547	$10,911
6/30/26	$10,475	$14,494	$10,942
7/31/26	$10,532	$14,420	$10,979
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 5/15/24
Virtus AlphaSimplex Managed Futures ETF - NAV	16.34	2.37
Wilshire 5000 Total Market Index	19.69	18.01
ICE BofA US 3-Month Treasury Bill Index	3.82	4.31

• The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The ICE BofA US 3-Month Treasury Bill Index measures the performance of a single outstanding U.S. Treasury bill with approximately three months to maturity. It assumes the bill is purchased at the beginning of the month, held for one full month, and then rolled over into a newly selected 3-month issue. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus AlphaSimplex Managed Futures ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$29,715,694
Total number of portfolio holdings	16
Total advisory fees paid	$232,863
Portfolio turnover rate	0%

% RISK ALLOCATION (includes futures contracts)

Table Summary
Commodities	20
Currencies	31
Equities	27
Fixed Income	22

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8112

Virtus AlphaSimplex Managed Futures ETF | 3

Virtus Duff & Phelps Clean Energy ETF

VCLN / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Duff & Phelps Clean Energy ETF ("Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Clean Energy ETF	$70	0.59%

Portfolio Manager Commentary by Duff & Phelps Investment Management Co.

For the fiscal year ended July 31, 2026, the Fund at NAV returned 36.94%. For the same period, the S&P Global Broad Market Index (net), a broad-based securities market index, returned 21.97%, and the S&P Global Clean Energy Transition Index (net), which serves as the style-specific index, returned 32.81%.

What factors impacted Fund performance over the reporting period?

Individual stock selection and sector allocation both contributed to returns relative to the S&P Global Clean Energy Transition Index (net) (“Index”), which serves as the Fund’s style-specific index, for the 12-month period. By sector, utilities contributed the most to relative performance. Within utilities, overweight positions in Brazilian utilities, specific out-of-benchmark holdings, and the avoidance of certain emerging markets stocks were the largest contributors. Stock selection in the information technology sector also contributed to relative performance, as the Fund owned an out-of-benchmark holding in a power semiconductor market leader. Stock selection in the energy sector detracted from relative performance. In terms of regional attribution, the allocation to the U.S. detracted from relative performance during the period. This resulted primarily from being underweight a fuel cell manufacturer that represented a significant position size in the Index.

FACTOR

IMPACT

  SUMMARY

Utilities

Positive

Stock selection and allocation contributed to relative returns, particularly an overweight position in Axia Energia, holdings in the out-of-benchmark names SABESP and Fortum, and the avoidance of the benchmark names Barito Renewables and NHPC Ltd.

Information technology

Positive

Stock selection was the primary contributor to relative returns, particularly the out-of-benchmark name Infineon Technologies.

Energy

Negative

Stock selection was negative, as the Fund held two out-of-benchmark names, Technip Energies and Cameco, which underperformed the Index. The weighting to the energy sector was small for both the Fund and the Index, at 1%–2%.

U.S.

Negative

Stock selection was negative, as the Fund was underweight Bloom Energy, which significantly outperformed. In addition, the out-of-benchmark holding Constellation Energy underperformed the Index.

Virtus Duff & Phelps Clean Energy ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus Duff & Phelps Clean Energy ETF - NAV $11,358	S&P Global Broad Market Index (net) $16,089	S&P Global Clean Energy Transition Index (net) $8,200
8/3/21	$10,000	$10,000	$10,000
8/31/21	$10,225	$10,170	$10,089
9/30/21	$9,547	$9,770	$9,377
10/31/21	$10,969	$10,231	$10,922
11/30/21	$10,249	$9,944	$10,140
12/31/21	$9,544	$10,332	$9,231
1/31/22	$8,320	$9,788	$8,107
2/28/22	$9,017	$9,565	$9,056
3/31/22	$9,341	$9,749	$9,406
4/30/22	$8,355	$8,971	$8,280
5/31/22	$8,735	$8,976	$8,711
6/30/22	$8,083	$8,205	$8,324
7/31/22	$9,624	$8,781	$9,786
8/31/22	$9,602	$8,477	$9,779
9/30/22	$8,393	$7,656	$8,438
10/31/22	$8,487	$8,115	$8,296
11/30/22	$9,344	$8,735	$9,210
12/31/22	$8,813	$8,407	$8,769
1/31/23	$9,217	$9,022	$9,118
2/28/23	$8,730	$8,771	$8,486
3/31/23	$8,840	$8,979	$8,715
4/30/23	$8,387	$9,091	$8,245
5/31/23	$8,171	$8,981	$8,080
6/30/23	$8,350	$9,503	$8,140
7/31/23	$8,320	$9,867	$8,111
8/31/23	$7,404	$9,580	$7,132
9/30/23	$6,792	$9,183	$6,500
10/31/23	$6,227	$8,872	$5,762
11/30/23	$6,811	$9,689	$6,305
12/31/23	$7,281	$10,199	$6,984
1/31/24	$6,616	$10,218	$6,225
2/29/24	$6,637	$10,650	$6,219
3/31/24	$6,992	$10,982	$6,251
4/30/24	$6,837	$10,613	$5,940
5/31/24	$7,913	$11,036	$6,688
6/30/24	$7,054	$11,230	$6,033
7/31/24	$7,497	$11,466	$6,359
8/31/24	$7,580	$11,727	$6,440
9/30/24	$7,938	$12,005	$6,625
10/31/24	$7,249	$11,727	$5,894
11/30/24	$7,262	$12,181	$5,574
12/31/24	$6,709	$11,856	$5,182
1/31/25	$6,834	$12,234	$5,183
2/28/25	$6,659	$12,125	$5,067
3/31/25	$6,675	$11,661	$5,174
4/30/25	$6,847	$11,773	$5,357
5/31/25	$7,393	$12,451	$5,769
6/30/25	$7,848	$13,014	$5,996
7/31/25	$8,294	$13,191	$6,174
8/31/25	$8,910	$13,562	$6,605
9/30/25	$9,605	$14,019	$7,099
10/31/25	$10,716	$14,298	$7,942
11/30/25	$10,643	$14,311	$7,781
12/31/25	$10,470	$14,459	$7,608
1/31/26	$11,624	$14,929	$8,457
2/28/26	$11,684	$15,176	$8,463
3/31/26	$11,545	$14,057	$8,370
4/30/26	$13,137	$15,480	$9,581
5/31/26	$14,720	$16,248	$10,926
6/30/26	$13,024	$16,137	$9,549
7/31/26	$11,358	$16,089	$8,200
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 8/3/21
Virtus Duff & Phelps Clean Energy ETF - NAV	36.94	2.58
S&P Global Broad Market Index (net)	21.97	9.99
S&P Global Clean Energy Transition Index (net)	32.81	-3.90

• The S&P Global Broad Market Index (net) is a float-adjusted market capitalization-weighted index that measures global stock market performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The S&P Global Clean Energy Transition Index (net) is designed to measure the performance of companies in global clean energy-related businesses from both developed and emerging markets, with a target constituent count of 100, calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Duff & Phelps Clean Energy ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$5,482,051
Total number of portfolio holdings	42
Total advisory fees paid	$34,097
Portfolio turnover rate	49%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Industrials	41.1%
Utilities	39.5%
Information Technology	18.6%
Energy	0.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8133

Virtus Duff & Phelps Clean Energy ETF | 3

Virtus Duff & Phelps Real Estate Income ETF

DPRE / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Income ETF ("Fund") for the period of April 14, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Income ETF	$18Footnote Reference(a)	0.59%
Footnote	Description
Footnote(a)	Based on the period April 14, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Portfolio Manager Commentary by Duff & Phelps Investment Management Co.

For the period April 14, 2026 (commencement of operations) to July 31, 2026, the Fund at NAV returned 7.03%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 7.67%, and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned 7.96%.

What factors impacted Fund performance over the reporting period?

The Fund utilizes an actively managed, bottom-up fundamental research approach to offer dedicated exposure to equity real estate investment trusts (REITs) and real estate-focused fixed income with objectives of reduced volatility and higher yield as compared to category averages. Since the Fund’s inception, positive property sector allocation and selection contributed to outperformance relative to the FTSE NAREIT Equity REITs Index (“Index”), the Fund’s style-specific index. Stock selection within the healthcare property sector was the largest contributor to performance, followed by stock selection within the office sector. Stock selection within the specialty and self-storage sectors detracted the most from performance. The largest contributors to performance since inception were Highwoods, Healthpeak, Ryman Hospitality, Cousins Properties, and Apple Hospitality. The largest detractors from performance during the period were Ventas, Millrose Properties, Gaming and Leisure Properties, ProLogis, and a Simon 4.75% 2034 note. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Highwoods

Positive

Highwoods’ equity shares significantly outperformed the Index and contributed to performance within the office property sector, due to continued fundamental improvement in the company’s office portfolio.

Healthpeak

Positive

Healthpeak’s shares significantly outperformed the Index and contributed to performance within the healthcare property sector. Appreciation in the shares was due to earnings exceeding expectations, partially driven by the initial public offering of shares in Janus Living, its senior housing operating platform.

Ventas

Negative

Shares of Ventas, a healthcare REIT, outperformed the Index, and the Fund’s underweight positioning detracted from performance.

Millrose Properties

Negative

Millrose, a land bank REIT in the specialty sector, held in an overweight position, detracted from the Fund’s performance due to uncertainty surrounding its financing options relative to its external growth appetite.

Virtus Duff & Phelps Real Estate Income ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus Duff & Phelps Real Estate Income ETF - NAV $10,703	Wilshire 5000 Total Market Index $10,767	FTSE Nareit Equity REITs Index $10,796
4/14/26	$10,000	$10,000	$10,000
4/30/26	$10,205	$10,334	$10,242
5/31/26	$10,227	$10,862	$10,239
6/30/26	$10,524	$10,823	$10,560
7/31/26	$10,703	$10,767	$10,796
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 4/14/26
Virtus Duff & Phelps Real Estate Income ETF - NAV	7.03
Wilshire 5000 Total Market Index	7.67
FTSE Nareit Equity REITs Index	7.96

• The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Duff & Phelps Real Estate Income ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$3,976,339
Total number of portfolio holdings	55
Total advisory fees paid	$6,591
Portfolio turnover rate	7%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Real Estate	71.8%
Corporate Bonds	27.7%
Preferred Stocks	0.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8678

Virtus Duff & Phelps Real Estate Income ETF | 3

Virtus Emerging Markets Dividend ETF

VEM / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Emerging Markets Dividend ETF ("Fund") for the period of February 3, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Dividend ETF	$25Footnote Reference(a)	0.49%
Footnote	Description
Footnote(a)	Based on the period February 3, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Portfolio Manager Commentary by Virtus Systematic

For the period February 3, 2026 (commencement of operations) to July 31, 2026, the Fund at NAV returned 9.92%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 9.70%.

What factors impacted Fund performance over the reporting period?

From the Fund's inception on February 3, 2026, through July 31, 2026, the Fund overperformed the MSCI Emerging Markets Index (net) (“Index”). Stock selection in industrials, information technology, and energy contributed the most to the Fund’s performance relative to the Index. Stock selection in materials, utilities, and consumer discretionary detracted the most from the Fund’s performance. The biggest individual contributors to performance during the reporting period were Delta Electronics, Samsung Electronics (preferred), SITC International Holdings, Alibaba, and Kiatnakin Phatra Bank. The biggest detractors from performance during the same period were Samsung Electronics, Bank Mandiri, Infosys, Mediatek, and China Hongqiao. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Stock selection in industrials

Positive

Shipping rates in SITC’s primary areas of operations increased with the closure of the Strait of Hormuz.

Stock selection in information technology

Positive

Optimism about artificial intelligence (AI) boosted electronics stocks and AI input providers including component and memory producers Delta and Samsung.

Stock selection in materials

Negative

Some of the Fund’s holdings lagged the wider Index due to strength in specific sections of the materials market that the Fund was less exposed to.

Stock selection in consumer discretionary

Negative

Some of the Fund’s holdings like China Brilliance Auto lagged the wider Index names due to weakness in the Chinese automotive sector.

Virtus Emerging Markets Dividend ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus Emerging Markets Dividend ETF - NAV $10,992	MSCI Emerging Markets Index (net) $10,970
2/3/26	$10,000	$10,000
2/28/26	$10,407	$10,494
3/31/26	$9,216	$9,124
4/30/26	$10,299	$10,466
5/31/26	$11,092	$11,480
6/30/26	$10,913	$11,318
7/31/26	$10,992	$10,970
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 2/3/26
Virtus Emerging Markets Dividend ETF - NAV	9.92
MSCI Emerging Markets Index (net)	9.70

• The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Emerging Markets Dividend ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$6,802,261
Total number of portfolio holdings	55
Total advisory fees paid	$19,635
Portfolio turnover rate	76%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	42.5%
Financials	25.5%
Industrials	9.3%
Materials	8.1%
Energy	6.9%
Consumer Discretionary	2.7%
Consumer Staples	2.2%
Communication Services	1.7%
Utilities	1.1%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8679

Virtus Emerging Markets Dividend ETF | 3

Virtus International Dividend ETF

VDI / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus International Dividend ETF ("Fund") for the period of December 2, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Dividend ETF	$29Footnote Reference(a)	0.39%
Footnote	Description
Footnote(a)	Based on the period December 2, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Portfolio Manager Commentary by Virtus Systematic

For the period December 2, 2025 (commencement of operations) to July 31, 2026, the Fund at NAV returned 22.43%. For the same period, the MSCI World Ex USA Index (net), a broad-based securities market index, returned 15.20%.

What factors impacted Fund performance over the reporting period?

From the Fund's inception on December 2, 2025, through July 31, 2026, the Fund outperformed the MSCI World Ex USA Index (net) (“Index”). Stock selection in financials, industrials, and health care contributed the most to the Fund’s performance relative to the Index. Stock selection in real estate, communication services, and consumer discretionary detracted the most from the Fund’s performance. The biggest individual contributors to performance during the reporting period were HSBC, ASML, BHP, Wallenius Wilhelmsen, and Toronto-Dominion Bank. The biggest detractors from performance during the same period were Kioxia, Infineon Technologies, TELUS, Shopify, and Mercedes-Benz. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Stock selection in financials

Positive

HSBC and Toronto-Dominion Bank were among the Fund's largest individual contributors. European banks also posted strong earnings and upward revisions to future estimates, led by banks across the region.

Stock selection in industrials

Positive

Wallenius Wilhelmsen contributed as defense and industrial firms posted strong earnings and upward revisions to future estimates.

Stock selection in communication services

Negative

Some of the Fund’s holdings like TELUS lagged the Index after posting weaker than expected earnings.

Stock selection in consumer discretionary

Negative

Mercedes-Benz was among the Fund's largest individual detractors as it faced competition and future threats from Chinese automotive producers, as well as lost market share in China.

Virtus International Dividend ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus International Dividend ETF - NAV $12,243	MSCI World Ex USA Index (net) $11,520
12/2/25	$10,000	$10,000
12/31/25	$10,389	$10,337
1/31/26	$11,007	$10,825
2/28/26	$11,681	$11,345
3/31/26	$10,740	$10,240
4/30/26	$11,527	$10,997
5/31/26	$11,831	$11,306
6/30/26	$11,920	$11,287
7/31/26	$12,243	$11,520
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 12/2/25
Virtus International Dividend ETF - NAV	22.43
MSCI World Ex USA Index (net)	15.20

• The MSCI World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures large and mid cap equity performance of 22 of 23 developed market countries, excluding the U.S. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus International Dividend ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$16,313,609
Total number of portfolio holdings	113
Total advisory fees paid	$39,399
Portfolio turnover rate	43%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Financials	40.7%
Industrials	12.8%
Information Technology	10.1%
Energy	8.7%
Utilities	6.2%
Materials	5.8%
Consumer Staples	5.0%
Health Care	4.9%
Communication Services	2.2%
Real Estate	1.9%
Consumer Discretionary	1.7%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8680

Virtus International Dividend ETF | 3

Virtus KAR Mid-Cap ETF

KMID / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus KAR Mid-Cap ETF ("Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap ETF	$81	0.80%

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

For the fiscal year ended July 31, 2026, the Fund at NAV returned 1.80%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 19.69%, and the Russell Midcap® Index, which serves as the style-specific index, returned 18.68%.

What factors impacted Fund performance over the reporting period?

The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund will be determined by market reactions, both positive and negative, to activity related to these companies. Underweights in communication services and consumer staples contributed to performance relative to the Russell Midcap® Index, which serves as the Fund’s style-specific index, for the 12 months ended July 31, 2026. Stock selection and an underweight in financials, and stock selection and an overweight in industrials, detracted from performance. The biggest contributors to relative performance for the 12-month period were Monolithic Power Systems, Ross Stores, AMETEK, Westinghouse Air Brake Technologies, and Old Dominion Freight Line. The biggest detractors from performance for the fiscal period were Broadridge Financial Solutions, Rollins, Pentair, Lennox International, and Verisk Analytics.

FACTOR

IMPACT

  SUMMARY

Monolithic Power Systems

Positive

Monolithic Power Systems saw growth in its Enterprise Data segment as contracts for artificial intelligence (AI)/datacenter power began to convert into revenues. The company also saw broad-based growth across nearly all other customer segments.

Ross Stores

Positive

Ross Stores reported improving results, driven by its branded strategy, store refresh initiatives, and new marketing campaigns. The company generated comparable sales growth above peers and benefited from ongoing consumer price sensitivity.

Broadridge Financial Solutions

Negative

Shares declined due to concerns about new competition from blockchain tokenization of securities. The New York Stock Exchange announced its own tokenized security platform. In response to these challenges, the Fund sold its shares during the period.

Rollins

Negative

Rollins saw weakness as organic growth in its Residential segment was been pressured due to a sluggish housing market, as well as competitive pressure from search engine innovations that impeded new lead volumes for the company’s Orkin Pest Control business.

Virtus KAR Mid-Cap ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph and table compare the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus KAR Mid-Cap ETF - NAV $10,010	Wilshire 5000 Total Market Index $13,134	Russell Midcap® Index $12,599
10/15/24	$10,000	$10,000	$10,000
10/31/24	$9,813	$9,818	$9,827
11/30/24	$10,469	$10,467	$10,694
12/31/24	$9,713	$10,150	$9,942
1/31/25	$10,068	$10,469	$10,365
2/28/25	$9,860	$10,265	$10,070
3/31/25	$9,478	$9,659	$9,604
4/30/25	$9,445	$9,596	$9,504
5/31/25	$9,852	$10,210	$10,048
6/30/25	$10,029	$10,732	$10,423
7/31/25	$9,832	$10,974	$10,616
8/31/25	$9,891	$11,229	$10,881
9/30/25	$9,865	$11,617	$10,978
10/31/25	$9,753	$11,866	$10,887
11/30/25	$9,680	$11,897	$11,026
12/31/25	$9,746	$11,889	$10,996
1/31/26	$10,103	$12,082	$11,332
2/28/26	$10,339	$12,023	$11,764
3/31/26	$9,540	$11,428	$11,138
4/30/26	$10,204	$12,605	$11,955
5/31/26	$9,926	$13,250	$12,296
6/30/26	$10,055	$13,202	$12,678
7/31/26	$10,010	$13,134	$12,599
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 10/15/24
Virtus KAR Mid-Cap ETF - NAV	1.80	0.05
Wilshire 5000 Total Market Index	19.69	16.44
Russell Midcap® Index	18.68	13.76

• The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The Russell Midcap® Index is a free float-adjusted market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus KAR Mid-Cap ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$45,596,204
Total number of portfolio holdings	26
Total advisory fees paid	$305,228
Portfolio turnover rate	27%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Industrials	54.3%
Health Care	14.9%
Financials	13.6%
Information Technology	11.9%
Consumer Discretionary	5.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8672

Virtus KAR Mid-Cap ETF | 3

Virtus Newfleet Securitized Income ETF

VABS / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF) ("Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Securitized Income ETF	$40	0.39%

Portfolio Manager Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2026, the Fund at NAV returned 3.70%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.71%, and the ICE BofA 1-3 Year A-BBB US Corporate Index, which serves as the style-specific index, returned 3.95%.

What factors impacted Fund performance over the reporting period?

The Fund underperformed the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, its style-specific index, over the 12-month period. Positive results were driven primarily by overweight allocations to commercial asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and esoteric ABS. A resilient economy, limited housing supply, and strong consumer, commercial, and residential loan performance supported credit fundamentals across the portfolio. The Fund was negatively impacted by exposure to Tricolor, a subprime auto issuer that filed for bankruptcy. The bankruptcy and related disruption to noteholder cash flows caused the security’s price to decline sharply.

FACTOR

IMPACT

  SUMMARY

ABS and RMBS

Positive

Overweight allocations to Veros Auto, Onslow Bay Financial, and a Westin resort contributed to positive performance.

Security selection

Negative

The allocation to Tricolor detracted from performance. This subprime auto issuer filed for bankruptcy in late 2025. Shortly after the filing, noteholders were informed of alleged fraud in which the company had double-pledged loans to securitization vehicles and investment banks. Noteholder cash flows were interrupted and, as a result, the price of the security dropped dramatically.

Virtus Newfleet Securitized Income ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus Newfleet Securitized Income ETF - NAV $11,846	Bloomberg U.S. Aggregate Bond Index $9,848	ICE BofA 1-3 Year A-BBB US Corporate Index $11,465
2/9/21	$10,000	$10,000	$10,000
2/28/21	$10,010	$9,882	$9,995
3/31/21	$9,987	$9,759	$9,986
4/30/21	$10,021	$9,836	$10,008
5/31/21	$10,047	$9,868	$10,030
6/30/21	$10,051	$9,937	$10,022
7/31/21	$10,085	$10,048	$10,039
8/31/21	$10,091	$10,029	$10,044
9/30/21	$10,082	$9,942	$10,041
10/31/21	$10,052	$9,940	$10,009
11/30/21	$10,047	$9,969	$9,993
12/31/21	$10,042	$9,943	$9,986
1/31/22	$9,994	$9,729	$9,911
2/28/22	$9,931	$9,621	$9,830
3/31/22	$9,792	$9,353	$9,661
4/30/22	$9,739	$8,998	$9,589
5/31/22	$9,703	$9,056	$9,645
6/30/22	$9,654	$8,914	$9,561
7/31/22	$9,669	$9,132	$9,633
8/31/22	$9,628	$8,874	$9,580
9/30/22	$9,504	$8,491	$9,440
10/31/22	$9,424	$8,381	$9,417
11/30/22	$9,472	$8,689	$9,545
12/31/22	$9,521	$8,650	$9,575
1/31/23	$9,705	$8,916	$9,677
2/28/23	$9,677	$8,685	$9,617
3/31/23	$9,753	$8,906	$9,696
4/30/23	$9,824	$8,960	$9,757
5/31/23	$9,822	$8,862	$9,740
6/30/23	$9,852	$8,831	$9,729
7/31/23	$9,922	$8,825	$9,797
8/31/23	$9,953	$8,768	$9,827
9/30/23	$9,994	$8,545	$9,821
10/31/23	$10,003	$8,411	$9,841
11/30/23	$10,110	$8,792	$9,987
12/31/23	$10,252	$9,128	$10,121
1/31/24	$10,342	$9,103	$10,175
2/29/24	$10,370	$8,974	$10,156
3/31/24	$10,451	$9,057	$10,210
4/30/24	$10,443	$8,828	$10,191
5/31/24	$10,524	$8,978	$10,274
6/30/24	$10,602	$9,063	$10,325
7/31/24	$10,733	$9,275	$10,457
8/31/24	$10,825	$9,408	$10,555
9/30/24	$10,926	$9,534	$10,652
10/31/24	$10,903	$9,298	$10,606
11/30/24	$10,975	$9,396	$10,653
12/31/24	$11,013	$9,242	$10,677
1/31/25	$11,093	$9,291	$10,732
2/28/25	$11,205	$9,496	$10,809
3/31/25	$11,213	$9,499	$10,853
4/30/25	$11,268	$9,537	$10,912
5/31/25	$11,307	$9,468	$10,932
6/30/25	$11,402	$9,614	$11,014
7/31/25	$11,424	$9,588	$11,030
8/31/25	$11,554	$9,703	$11,128
9/30/25	$11,489	$9,809	$11,176
10/31/25	$11,515	$9,870	$11,214
11/30/25	$11,581	$9,932	$11,267
12/31/25	$11,619	$9,917	$11,311
1/31/26	$11,675	$9,928	$11,357
2/28/26	$11,763	$10,090	$11,406
3/31/26	$11,705	$9,912	$11,347
4/30/26	$11,752	$9,923	$11,392
5/31/26	$11,796	$9,954	$11,430
6/30/26	$11,827	$9,978	$11,448
7/31/26	$11,846	$9,848	$11,465
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/9/21
Virtus Newfleet Securitized Income ETF - NAV	3.70	3.27	3.14
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	-0.28
ICE BofA 1-3 Year A-BBB US Corporate Index	3.95	2.69	2.53

• The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The ICE BofA 1-3 Year A-BBB US Corporate Index measures performance of U.S. corporate bond issues rated A through BBB, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet Securitized Income ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$112,095,003
Total number of portfolio holdings	161
Total advisory fees paid	$323,658
Portfolio turnover rate	39%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Mortgage Backed Securities	69.0%
Asset Backed Securities	30.8%
Corporate Bond	0.2%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8256

Virtus Newfleet Securitized Income ETF | 3

Virtus Newfleet Short Duration Core Plus Bond ETF

SDCP / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Newfleet Short Duration Core Plus Bond ETF ("Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration Core Plus Bond ETF	$36	0.35%

Portfolio Manager Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2026, the Fund at NAV returned 3.57%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.71%, and the ICE BofA 1-5 Year US Corporate & Government Index, which serves as the style-specific index, returned 3.05%.

What factors impacted Fund performance over the reporting period?

Sector selection contributed to performance relative to the Fund’s style-specific benchmark, the ICE BofA 1-5 Year Corporate & Government Index, for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Sector allocation within the non-agency residential mortgage-backed securities (RMBS) sector had a positive impact on performance during the period. The Fund’s allocation to asset-backed securities (ABS) contributed to performance, however, issue selection within the sector detracted. The Fund’s underweight to investment grade corporate bonds modestly detracted from performance.

FACTOR

IMPACT

  SUMMARY

U.S. Treasuries

Positive

The Fund’s underweight to U.S. Treasuries had a positive impact, as spread sectors (investments other than risk-free government debt) outperformed during the period.

Non-agency RMBS

Positive

Sector allocation within RMBS contributed to performance for the period. The sector benefited from resilient housing fundamentals, including stable home prices, substantial homeowner equity, and the continuing aging of the underlying mortgages. Performance was further supported by strong investor demand and continued upgrades across collateral backed by mortgage loans that have been outstanding for more than one year.

ABS

Mixed

Allocation to the sector had a positive impact on performance, however, issue selection within the sector detracted. ABS benefited from a combination of stable underlying consumer fundamentals, strong investor demand, and attractive relative valuations. Despite elevated new issuance pricing remained stable as new deals were consistently well absorbed by the market.

Investment grade corporate bonds

Negative

The Fund’s underweight to investment grade corporate bonds modestly detracted from performance during the period, as favorable credit conditions and supportive market conditions drove strong returns across the sector.

Virtus Newfleet Short Duration Core Plus Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus Newfleet Short Duration Core Plus Bond ETF - NAV $11,584	Bloomberg U.S. Aggregate Bond Index $11,405	ICE BofA 1-5 Year US Corporate & Government Index $11,345
11/15/23	$10,000	$10,000	$10,000
11/30/23	$10,067	$10,181	$10,081
12/31/23	$10,237	$10,571	$10,240
1/31/24	$10,307	$10,542	$10,280
2/29/24	$10,293	$10,393	$10,215
3/31/24	$10,360	$10,489	$10,261
4/30/24	$10,320	$10,224	$10,188
5/31/24	$10,407	$10,397	$10,283
6/30/24	$10,470	$10,496	$10,351
7/31/24	$10,594	$10,741	$10,506
8/31/24	$10,695	$10,895	$10,614
9/30/24	$10,788	$11,041	$10,712
10/31/24	$10,736	$10,767	$10,604
11/30/24	$10,802	$10,881	$10,650
12/31/24	$10,823	$10,703	$10,641
1/31/25	$10,890	$10,760	$10,697
2/28/25	$10,973	$10,996	$10,801
3/31/25	$10,990	$11,001	$10,854
4/30/25	$11,029	$11,044	$10,951
5/31/25	$11,070	$10,965	$10,929
6/30/25	$11,162	$11,133	$11,016
7/31/25	$11,185	$11,104	$11,010
8/31/25	$11,283	$11,237	$11,126
9/30/25	$11,283	$11,359	$11,159
10/31/25	$11,321	$11,430	$11,201
11/30/25	$11,383	$11,501	$11,261
12/31/25	$11,419	$11,484	$11,286
1/31/26	$11,464	$11,497	$11,312
2/28/26	$11,530	$11,685	$11,398
3/31/26	$11,470	$11,479	$11,306
4/30/26	$11,521	$11,492	$11,333
5/31/26	$11,554	$11,528	$11,345
6/30/26	$11,581	$11,555	$11,353
7/31/26	$11,584	$11,405	$11,345
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 11/15/23
Virtus Newfleet Short Duration Core Plus Bond ETF - NAV	3.57	5.58
Bloomberg U.S. Aggregate Bond Index	2.71	4.97
ICE BofA 1-5 Year US Corporate & Government Index	3.05	4.77

• The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The ICE BofA 1-5 Year US Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet Short Duration Core Plus Bond ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$13,374,163
Total number of portfolio holdings	342
Total advisory fees paid	$44,690
Portfolio turnover rate	47%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Asset Backed Securities	32.4%
Mortgage Backed Securities	29.7%
Corporate Bonds	22.2%
U.S. Government Securities	10.1%
Foreign Bonds	5.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8285

Virtus Newfleet Short Duration Core Plus Bond ETF | 3

Virtus Newfleet Short Duration High Yield Bond ETF

VSHY / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Yield Bond ETF ("Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Yield Bond ETF	$40	0.39%

Portfolio Manager Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2026, the Fund at NAV returned 5.35%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.71%, and the ICE BofA 1-3 Year BB US Cash Pay High Yield Index, a style-specific index, returned 5.06%.

What factors impacted Fund performance over the reporting period?

Positive industry allocation to leisure, security selection within metals & mining, energy and media other, and security selection within the single-B rating tier contributed to the Fund's outperformance relative to the ICE BofA 1-3 Year BB US Cash Pay High Yield Index (“Index”), the Fund’s style-specific index. Issue selection within building products, media cable, and chemicals hurt relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Coronado Finance, Neptune Bidco, Millenium Escrow, Helix Energy, and Noble Finance. The biggest detractors from absolute performance were bonds issued by CSC Holdings, SGUS LLC, Ineos Quattro, Cornerstone Building, and Kronos Acquisition. The following table outlines key factors that materially affected the Fund's performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Rise in global oil and natural gas prices due to Middle East conflict

Positive

The partial closure of the Strait of Hormuz caused a spike in oil prices and natural gas prices in Europe and Asia. These higher prices led to higher earnings for numerous energy-related firms. Multiple bonds from energy-related issuers performed well during the reporting period due to these improved results and outlook.

Cable exposure

Negative

Multiple cable issuers posted weaker than expected results during the period. Increased competition from fiber and wireless players caused declines in valuation multiples and higher debt-to-enterprise-value ratios, which generally are considered to indicate higher financial risk. The worsening credit metrics and higher level of uncertainty about future earnings resulted in poor performance by cable bonds, especially those of CSC Holdings.

Exposure to Nielsen

Positive

The media ratings firm Nielsen posted improved performance during the reporting period while also announcing contract extensions with important clients. Nielsen issues bonds via Neptune Bidco, and those bond prices had strong performance during the period.

Building products exposure

Negative

Elevated interest rates, higher material costs, and economic uncertainty led to slower new home construction by homebuilders. Building products firms that are suppliers to homebuilders consequently posted weak results, and bond prices moved lower.

Virtus Newfleet Short Duration High Yield Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund from inception. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus Newfleet Short Duration High Yield Bond ETF - NAV $14,779	Bloomberg U.S. Aggregate Bond Index $11,826	ICE BofA 1-3 Year BB US Cash Pay High Yield Index $15,411
12/5/16	$10,000	$10,000	$10,000
12/31/16	$10,008	$10,020	$10,067
1/31/17	$10,030	$10,040	$10,105
2/28/17	$10,090	$10,107	$10,158
3/31/17	$10,081	$10,102	$10,166
4/30/17	$10,151	$10,180	$10,239
5/31/17	$10,198	$10,258	$10,291
6/30/17	$10,175	$10,248	$10,311
7/31/17	$10,279	$10,292	$10,358
8/31/17	$10,244	$10,385	$10,383
9/30/17	$10,312	$10,335	$10,430
10/31/17	$10,372	$10,341	$10,443
11/30/17	$10,361	$10,328	$10,431
12/31/17	$10,415	$10,375	$10,433
1/31/18	$10,512	$10,256	$10,448
2/28/18	$10,462	$10,158	$10,416
3/31/18	$10,433	$10,224	$10,409
4/30/18	$10,463	$10,148	$10,459
5/31/18	$10,459	$10,220	$10,483
6/30/18	$10,477	$10,207	$10,492
7/31/18	$10,553	$10,210	$10,561
8/31/18	$10,616	$10,276	$10,616
9/30/18	$10,680	$10,209	$10,656
10/31/18	$10,584	$10,129	$10,626
11/30/18	$10,472	$10,189	$10,643
12/31/18	$10,217	$10,376	$10,572
1/31/19	$10,521	$10,487	$10,801
2/28/19	$10,688	$10,480	$10,900
3/31/19	$10,724	$10,682	$10,971
4/30/19	$10,873	$10,684	$11,032
5/31/19	$10,859	$10,874	$11,012
6/30/19	$10,840	$11,011	$11,162
7/31/19	$10,884	$11,035	$11,211
8/31/19	$10,837	$11,321	$11,305
9/30/19	$10,941	$11,261	$11,325
10/31/19	$10,922	$11,294	$11,365
11/30/19	$10,996	$11,289	$11,425
12/31/19	$11,166	$11,281	$11,491
1/31/20	$11,206	$11,498	$11,506
2/29/20	$11,089	$11,705	$11,362
3/31/20	$10,173	$11,636	$10,597
4/30/20	$10,440	$11,843	$10,959
5/31/20	$10,731	$11,898	$11,249
6/30/20	$10,750	$11,973	$11,372
7/31/20	$11,113	$12,152	$11,705
8/31/20	$11,211	$12,054	$11,780
9/30/20	$11,108	$12,047	$11,697
10/31/20	$11,140	$11,993	$11,755
11/30/20	$11,530	$12,111	$12,003
12/31/20	$11,769	$12,128	$12,116
1/31/21	$11,837	$12,041	$12,131
2/28/21	$11,868	$11,867	$12,156
3/31/21	$11,887	$11,719	$12,220
4/30/21	$12,007	$11,811	$12,302
5/31/21	$12,054	$11,850	$12,333
6/30/21	$12,202	$11,933	$12,397
7/31/21	$12,200	$12,066	$12,408
8/31/21	$12,245	$12,044	$12,455
9/30/21	$12,273	$11,939	$12,446
10/31/21	$12,254	$11,936	$12,464
11/30/21	$12,140	$11,971	$12,398
12/31/21	$12,366	$11,941	$12,509
1/31/22	$12,110	$11,683	$12,317
2/28/22	$11,976	$11,553	$12,257
3/31/22	$11,905	$11,232	$12,172
4/30/22	$11,522	$10,806	$11,997
5/31/22	$11,445	$10,876	$12,110
6/30/22	$10,703	$10,705	$11,728
7/31/22	$11,189	$10,966	$12,100
8/31/22	$11,073	$10,657	$11,982
9/30/22	$10,679	$10,196	$11,805
10/31/22	$10,944	$10,064	$12,006
11/30/22	$11,164	$10,434	$12,145
12/31/22	$11,114	$10,387	$12,125
1/31/23	$11,535	$10,707	$12,352
2/28/23	$11,419	$10,430	$12,313
3/31/23	$11,468	$10,695	$12,397
4/30/23	$11,597	$10,760	$12,486
5/31/23	$11,448	$10,642	$12,444
6/30/23	$11,693	$10,605	$12,556
7/31/23	$11,894	$10,597	$12,683
8/31/23	$11,953	$10,529	$12,720
9/30/23	$11,837	$10,262	$12,690
10/31/23	$11,620	$10,100	$12,673
11/30/23	$12,114	$10,557	$12,987
12/31/23	$12,507	$10,961	$13,199
1/31/24	$12,500	$10,931	$13,239
2/29/24	$12,532	$10,777	$13,282
3/31/24	$12,717	$10,876	$13,383
4/30/24	$12,571	$10,602	$13,371
5/31/24	$12,706	$10,781	$13,481
6/30/24	$12,825	$10,883	$13,575
7/31/24	$13,077	$11,138	$13,734
8/31/24	$13,293	$11,298	$13,852
9/30/24	$13,408	$11,449	$13,976
10/31/24	$13,362	$11,165	$13,969
11/30/24	$13,528	$11,283	$14,080
12/31/24	$13,500	$11,098	$14,081
1/31/25	$13,647	$11,157	$14,223
2/28/25	$13,717	$11,403	$14,291
3/31/25	$13,589	$11,407	$14,280
4/30/25	$13,470	$11,452	$14,325
5/31/25	$13,756	$11,370	$14,487
6/30/25	$13,970	$11,545	$14,635
7/31/25	$14,029	$11,514	$14,668
8/31/25	$14,183	$11,652	$14,788
9/30/25	$14,280	$11,779	$14,864
10/31/25	$14,321	$11,853	$14,932
11/30/25	$14,365	$11,926	$15,024
12/31/25	$14,426	$11,909	$15,099
1/31/26	$14,512	$11,921	$15,159
2/28/26	$14,550	$12,117	$15,195
3/31/26	$14,442	$11,903	$15,127
4/30/26	$14,647	$11,917	$15,276
5/31/26	$14,727	$11,954	$15,360
6/30/26	$14,771	$11,982	$15,393
7/31/26	$14,779	$11,826	$15,411
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 12/5/16
Virtus Newfleet Short Duration High Yield Bond ETF - NAV	5.35	3.91	4.13
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.75
ICE BofA 1-3 Year BB US Cash Pay High Yield Index	5.06	4.43	4.58

• The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The ICE BofA 1-3 Year BB US Cash Pay High Yield Index is a subset of the ICE BofA US Cash Pay High Yield Index including all securities with a remaining term to final maturity less than 3 years and rated BB1 through BB3, inclusive. The ICE BofA US Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Newfleet Short Duration High Yield Bond ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$31,420,582
Total number of portfolio holdings	200
Total advisory fees paid	$120,362
Portfolio turnover rate	39%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Corporate Bonds	85.7%
Foreign Bonds	14.3%
Common StockFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.
Footnote(2)	Amount rounds to less than 0.05%.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8290

Virtus Newfleet Short Duration High Yield Bond ETF | 3

Virtus Seix AAA Private Credit CLO ETF

PCLO / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Seix AAA Private Credit CLO ETF ("Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix AAA Private Credit CLO ETF	$30	0.29%

Portfolio Manager Commentary by Seix Investment Advisors

For the fiscal year ended July 31, 2026, the Fund at NAV returned 5.07%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.71%, and the J.P. Morgan CLOIE AAA Index, which serves as the style-specific index, returned 5.03%.

What factors impacted Fund performance over the reporting period?

The Fund’s focus on investing in AAA-rated tranches of private credit collateralized loan obligations (CLOs) contributed to relative performance for the 12-month period. The Fund’s strategy was put to the test as market concerns about the potential disruption that artificial intelligence (AI) could have on the software industry also affected the insurance and financial industries. Fears about inflation and a weakening economy also impacted market expectations as the Middle East conflagration unfolded. However, the Fund demonstrated resilience during the volatility as its focus on high quality CLO tranches, as well as security selection within those tranches, helped to mitigate the downside.

FACTOR

IMPACT

  SUMMARY

Ratings allocation

Neutral

The Fund’s focus on AAA-rated private credit CLO tranches contributed to relative performance.

Security selection

Positive

With AI software disruption and Middle East turmoil increasing volatility during the first quarter of 2026, the Fund’s selection of high-quality CLO managers in the private sector limited downside movement. The Fund’s high-quality positioning helped to maintain a relatively steady net asset value (NAV) throughout the 12-month period.

Virtus Seix AAA Private Credit CLO ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus Seix AAA Private Credit CLO ETF - NAV $10,876	Bloomberg U.S. Aggregate Bond Index $10,475	J.P. Morgan CLOIE AAA Index $10,887
12/2/24	$10,000	$10,000	$10,000
12/31/24	$10,056	$9,830	$10,045
1/31/25	$10,106	$9,882	$10,108
2/28/25	$10,145	$10,099	$10,137
3/31/25	$10,151	$10,103	$10,154
4/30/25	$10,175	$10,143	$10,186
5/31/25	$10,263	$10,070	$10,261
6/30/25	$10,300	$10,225	$10,317
7/31/25	$10,351	$10,198	$10,366
8/31/25	$10,407	$10,320	$10,414
9/30/25	$10,456	$10,433	$10,464
10/31/25	$10,501	$10,498	$10,503
11/30/25	$10,556	$10,563	$10,544
12/31/25	$10,599	$10,548	$10,592
1/31/26	$10,643	$10,559	$10,646
2/28/26	$10,680	$10,732	$10,680
3/31/26	$10,699	$10,543	$10,700
4/30/26	$10,754	$10,554	$10,758
5/31/26	$10,793	$10,587	$10,805
6/30/26	$10,830	$10,613	$10,846
7/31/26	$10,876	$10,475	$10,887
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 12/2/24
Virtus Seix AAA Private Credit CLO ETF - NAV	5.07	5.19
Bloomberg U.S. Aggregate Bond Index	2.71	2.83
J.P. Morgan CLOIE AAA Index	5.03	5.25

• The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The J.P. Morgan CLOIE AAA Index is designed to track the performance of broadly-syndicated, arbitrage US CLO debt from AAA tranches. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Seix AAA Private Credit CLO ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$19,911,095
Total number of portfolio holdings	23
Total advisory fees paid	$53,417
Portfolio turnover rate	43%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Asset Backed Securities	95.7%
Term Loan	4.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8673

Virtus Seix AAA Private Credit CLO ETF | 3

Virtus Seix Senior Loan ETF

SEIX / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Seix Senior Loan ETF ("Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Senior Loan ETF	$59	0.57%

Portfolio Manager Commentary by Seix Investment Advisors

For the fiscal year ended July 31, 2026, the Fund at NAV returned 5.29%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.71%, and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 4.27%.

What factors impacted Fund performance over the reporting period?

For the 12-month period, performance relative to the S&P UBS Leveraged Loan Index (“Index”), which serves as the Fund’s style-specific benchmark, was positively affected by both industry allocation and security selection in information technology, automotive, and chemicals. This was partially offset by industry allocation and/or security selection in telecommunications, health care, and services. Security selection and higher-quality holdings positioning were the Fund’s keys to performance for the 12 months as the market experienced pressure from both the potential impact of artificial intelligence (AI), with software experiencing the greatest negative impact, and the Middle East conflict, which created energy and chemical supply disruptions. Lower-quality issues were negatively impacted as strong corporate balance sheets and business fundamentals were rewarded. The top individual contributors to performance for the reporting period were Emergent Biosolutions, Oravel Stays Private, and the decision not to own First Brands. The biggest detractors were Soliant Lower Intermediate, Altice International, and Perforce Software.

FACTOR

IMPACT

  SUMMARY

AI disruption and Middle East turmoil

Mixed

The market struggled in January with concerns about AI potentially upending the software industry, and this negative sentiment hurt other sectors as well. As that stress dissipated, Middle East tensions arose. The resulting selloff hurt lower-quality issuers across multiple industries, while the Fund’s higher quality positioning helped the portfolio. The Middle East conflict increased concerns about higher energy and chemical prices, as well as a possible economic slowdown. Both these factors hurt Index performance during the 1st qtr of 2026.

Industry allocation /

Security selection

Positive

Strong security selection as well as positive industry allocation contributed to Fund performance relative to the Index. The Fund focuses on higher-quality issuers, which helped the portfolio avoid much of the negative impact of the market dislocation mentioned above, and culminated in strong relative performance for the 12-month period.

Virtus Seix Senior Loan ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.

Growth of $ 10,000

Table Summary
	Virtus Seix Senior Loan ETF - NAV $14,604	Bloomberg U.S. Aggregate Bond Index $11,085	S&P UBS Leveraged Loan Index $14,703
4/24/19	$10,000	$10,000	$10,000
4/30/19	$10,005	$10,015	$10,019
5/31/19	$9,973	$10,193	$9,997
6/30/19	$10,016	$10,321	$10,019
7/31/19	$10,108	$10,343	$10,097
8/31/19	$10,079	$10,611	$10,069
9/30/19	$10,105	$10,555	$10,111
10/31/19	$10,102	$10,587	$10,062
11/30/19	$10,179	$10,581	$10,117
12/31/19	$10,346	$10,574	$10,281
1/31/20	$10,371	$10,777	$10,335
2/29/20	$10,228	$10,971	$10,196
3/31/20	$9,497	$10,907	$8,925
4/30/20	$9,796	$11,101	$9,308
5/31/20	$10,045	$11,152	$9,661
6/30/20	$10,143	$11,222	$9,792
7/31/20	$10,321	$11,390	$9,976
8/31/20	$10,371	$11,298	$10,126
9/30/20	$10,374	$11,292	$10,195
10/31/20	$10,386	$11,242	$10,213
11/30/20	$10,582	$11,352	$10,431
12/31/20	$10,687	$11,367	$10,566
1/31/21	$10,777	$11,286	$10,700
2/28/21	$10,813	$11,123	$10,772
3/31/21	$10,820	$10,984	$10,778
4/30/21	$10,876	$11,071	$10,833
5/31/21	$10,947	$11,107	$10,889
6/30/21	$11,006	$11,185	$10,934
7/31/21	$11,037	$11,310	$10,934
8/31/21	$11,086	$11,289	$10,987
9/30/21	$11,147	$11,191	$11,058
10/31/21	$11,199	$11,188	$11,084
11/30/21	$11,188	$11,221	$11,067
12/31/21	$11,290	$11,192	$11,137
1/31/22	$11,283	$10,951	$11,177
2/28/22	$11,223	$10,829	$11,121
3/31/22	$11,223	$10,528	$11,126
4/30/22	$11,168	$10,129	$11,145
5/31/22	$10,921	$10,194	$10,865
6/30/22	$10,631	$10,034	$10,641
7/31/22	$10,834	$10,279	$10,840
8/31/22	$10,980	$9,989	$11,006
9/30/22	$10,766	$9,557	$10,768
10/31/22	$10,893	$9,433	$10,859
11/30/22	$11,006	$9,780	$10,980
12/31/22	$11,076	$9,736	$11,019
1/31/23	$11,342	$10,036	$11,302
2/28/23	$11,400	$9,776	$11,373
3/31/23	$11,404	$10,024	$11,362
4/30/23	$11,471	$10,085	$11,470
5/31/23	$11,426	$9,975	$11,460
6/30/23	$11,711	$9,940	$11,716
7/31/23	$11,858	$9,933	$11,869
8/31/23	$11,980	$9,870	$12,006
9/30/23	$12,085	$9,619	$12,111
10/31/23	$12,087	$9,467	$12,115
11/30/23	$12,250	$9,896	$12,259
12/31/23	$12,453	$10,274	$12,456
1/31/24	$12,541	$10,246	$12,554
2/29/24	$12,639	$10,101	$12,666
3/31/24	$12,700	$10,195	$12,771
4/30/24	$12,739	$9,937	$12,858
5/31/24	$12,877	$10,106	$12,974
6/30/24	$12,900	$10,201	$13,010
7/31/24	$12,999	$10,440	$13,105
8/31/24	$13,078	$10,590	$13,183
9/30/24	$13,152	$10,731	$13,280
10/31/24	$13,263	$10,465	$13,392
11/30/24	$13,406	$10,576	$13,505
12/31/24	$13,487	$10,403	$13,584
1/31/25	$13,571	$10,458	$13,682
2/28/25	$13,572	$10,688	$13,703
3/31/25	$13,511	$10,692	$13,667
4/30/25	$13,456	$10,734	$13,658
5/31/25	$13,645	$10,657	$13,875
6/30/25	$13,757	$10,821	$13,986
7/31/25	$13,871	$10,793	$14,101
8/31/25	$13,957	$10,922	$14,153
9/30/25	$14,035	$11,041	$14,221
10/31/25	$14,045	$11,110	$14,263
11/30/25	$14,091	$11,179	$14,293
12/31/25	$14,191	$11,162	$14,390
1/31/26	$14,165	$11,174	$14,352
2/28/26	$14,144	$11,357	$14,235
3/31/26	$14,204	$11,157	$14,322
4/30/26	$14,412	$11,170	$14,497
5/31/26	$14,484	$11,204	$14,567
6/30/26	$14,503	$11,231	$14,586
7/31/26	$14,604	$11,085	$14,703
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 4/24/19
Virtus Seix Senior Loan ETF - NAV	5.29	5.76	5.34
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.43
S&P UBS Leveraged Loan Index	4.27	6.10	5.44

• The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Seix Senior Loan ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$251,295,104
Total number of portfolio holdings	260
Total advisory fees paid	$1,520,484
Portfolio turnover rate	203%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Term Loans	94.6%
Corporate Bonds	3.7%
Foreign Bonds	1.0%
Asset Backed Security	0.5%
Affiliated Exchange Traded Fund	0.2%
Common StocksFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.
Footnote(2)	Amount rounds to less than 0.05%.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8339

Virtus Seix Senior Loan ETF | 3

Virtus Silvant Growth Opportunities ETF

VGRO / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Silvant Growth Opportunities ETF ("Fund") for the period of December 22, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Growth Opportunities ETF	$21Footnote Reference(a)	0.35%
Footnote	Description
Footnote(a)	Based on the period December 22, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Portfolio Manager Commentary by Silvant Capital Management LLC

For the period December 22, 2025 (commencement of operations) to July 31, 2026, the Fund at NAV returned -0.59%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 9.72%, and the Russell 1000® Growth Index, which serves as the style-specific index, returned -0.35%.

What factors impacted Fund performance over the reporting period?

For the reporting period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund slightly lost value during this time period while also slightly underperforming the Russell 1000® Growth Index (“Index”), primarily due to stock selection with the technology sector. The Fund’s technology stocks lost an average of approximately -5.28%, while the Index’s technology stocks gained 0.99% for the period. Additionally, within the Index, technology stocks primarily focused on the semiconductor memory industry had an especially positive return for the period. For the same period, the software stocks within the Index lagged dramatically, with some even losing value, as fears spread that artificial intelligence (AI) could displace software’s competitive advantage in certain industries in the future. Fair Isaac, Autodesk, and AppLovin detracted from performance during the period. GE Vernova contributed to performance during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Fair Isaac

Negative

Fair Isaac provides decision management solutions and operates through its software and scores segments. The company underperformed due to investor uncertainty about future competitive dynamics within Fair Isaac’s scores segment. This stemmed from the announcement that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Fair Isaac’s Classic FICO score for mortgage credit decisions.

Autodesk

Negative

Autodesk engages in the design of software and services. Despite positive business fundamentals, the company underperformed due to investor fears that AI could severely disrupt the software business.

GE Vernova

Positive

GE Vernova’s products and services generate, transfer, orchestrate, convert, and store electricity. The company outperformed due to better-than-expected quarterly earnings results and strong growth in orders.

AppLovin

Negative

AppLovin engages in the development and operation of a mobile marketing platform. The company underperformed due to fears about slowing growth and uncertainty about the prospects for e-commerce advertising.

Virtus Silvant Growth Opportunities ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus Silvant Growth Opportunities ETF - NAV $9,941	Wilshire 5000 Total Market Index $10,972	Russell 1000® Growth Index $9,965
12/22/25	$10,000	$10,000	$10,000
12/31/25	$9,954	$9,932	$9,933
1/31/26	$9,754	$10,093	$9,783
2/28/26	$9,474	$10,044	$9,455
3/31/26	$8,906	$9,547	$8,962
4/30/26	$10,067	$10,530	$10,028
5/31/26	$10,686	$11,069	$10,750
6/30/26	$10,243	$11,029	$10,462
7/31/26	$9,941	$10,972	$9,965
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 12/22/25
Virtus Silvant Growth Opportunities ETF - NAV	-0.59
Wilshire 5000 Total Market Index	9.72
Russell 1000® Growth Index	-0.35

• The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Silvant Growth Opportunities ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$3,748,103
Total number of portfolio holdings	28
Total advisory fees paid	$6,825
Portfolio turnover rate	25%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	47.2%
Communication Services	21.9%
Industrials	9.0%
Consumer Discretionary	8.7%
Health Care	7.3%
Financials	4.4%
Materials	1.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8681

Virtus Silvant Growth Opportunities ETF | 3

Virtus Silvant Small/Mid Growth ETF

SSMG / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Silvant Small/Mid Growth ETF ("Fund") for the period of April 21, 2026 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Small/Mid Growth ETF	$11Footnote Reference(a)	0.39%
Footnote	Description
Footnote(a)	Based on the period April 21, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Portfolio Manager Commentary by Silvant Capital Management LLC

For the period April 21, 2026 (commencement of operations) to July 31, 2026, the Fund at NAV returned 2.46%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 6.09%, and the Russell 2500™ Growth Index, which serves as the style-specific index, returned 1.79%.

What factors impacted Fund performance over the reporting period?

During the period, the Fund demonstrated positive stock selection relative to the Russell 2500 Growth® Index (“Index”), primarily within the industrials sector, while experiencing negative relative performance from sector selection. Sector allocation within the health care sector hampered relative results. The health care sector for the Index gained 12.04% during the period, while the Fund was underexposed to health care stocks relative to the Index, and the Fund’s health care stocks only rose by 6.03% during the reporting period. Lindblad Expeditions Holdings and Sterling Infrastructure contributed to performance during the period. Fabrinet and Celestica detracted from performance during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Lindblad Expeditions Holdings

Positive

Lindblad Expeditions Holdings provides expedition cruising and travel services. The company performed well as it reported record occupancy and strong net yields, coupled with strong booking trends.

Sterling Infrastructure

Positive

Sterling Infrastructure provides construction solutions. The company outperformed as its E-infrastructure segment, which represents 70% of its total business and is heavily driven by datacenters, posted strong revenue and order trends.

Fabrinet

Negative

Fabrinet provides optical packaging and electronic manufacturing services to original equipment manufacturers. Investors became concerned about the sustainability of the company’s future growth related to its transceiver business with NVIDIA.

Celestica

Negative

Celestica provides supply chain solutions globally to equipment manufacturers and service providers. Although the company is a material beneficiary of the AI infrastructure buildout, investors became concerned about the sustainability of that buildout during the spring and summer of 2026.

Virtus Silvant Small/Mid Growth ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus Silvant Small/Mid Growth ETF - NAV $10,246	Wilshire 5000 Total Market Index $10,609	Russell 2500™ Growth Index $10,179
4/21/26	$10,000	$10,000	$10,000
4/30/26	$10,184	$10,182	$10,056
5/31/26	$10,960	$10,703	$10,777
6/30/26	$11,382	$10,664	$11,049
7/31/26	$10,246	$10,609	$10,179
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 4/21/26
Virtus Silvant Small/Mid Growth ETF - NAV	2.46
Wilshire 5000 Total Market Index	6.09
Russell 2500™ Growth Index	1.79

• The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The Russell 2500™ Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Silvant Small/Mid Growth ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$3,196,730
Total number of portfolio holdings	82
Total advisory fees paid	$3,535
Portfolio turnover rate	11%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Industrials	29.0%
Information Technology	25.4%
Health Care	18.7%
Consumer Discretionary	10.3%
Financials	6.5%
Energy	4.4%
Materials	2.1%
Communication Services	1.4%
Utilities	1.3%
Real Estate	0.9%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8682

Virtus Silvant Small/Mid Growth ETF | 3

Virtus Stone Harbor Emerging Markets High Yield Bond ETF

VEMY / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets High Yield Bond ETF ("Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	$59	0.55%

Portfolio Manager Commentary by Stone Harbor Investment Partners

For the fiscal year ended July 31, 2026, the Fund at NAV returned 12.78%. For the same period, the Bloomberg Emerging Markets USD Aggregate Bond Index, a broad-based securities market index, returned 5.65%, and the J.P. Morgan Hard Currency Credit 50-50 High Yield Index, which serves as the style-specific index, returned 11.36%.

What factors impacted Fund performance over the reporting period?

The Fund’s allocations to hard currency sovereign debt contributed to the bulk of its outperformance relative to the J.P. Morgan Hard Currency Credit 50-50 High Yield Index, which serves as the Fund’s style-specific benchmark, for the 12-month period. Hard currency debt is generally denominated in currencies issued by developed countries, is globally traded, and is viewed as politically and economically stable. An overweight exposure and security selection in Venezuela were the largest contributors to performance. An underweight exposure to Bahrain also considerably boosted performance. Offsetting the performance was the Fund’s overweight exposure to Brazilian corporate debt, as well as an overweight exposure and security selection in Senegal.

FACTOR

IMPACT

  SUMMARY

Venezuela

Positive

The Fund’s overweight exposure to Venezuela and security selection within the country contributed to performance. As investors increasingly focused on long-term recovery prospects and the potential for debt restructuring, the Fund’s holdings outperformed the broader Venezuelan bond market, generating meaningful performance.

Bahrain

Positive

The Fund benefited from an underweight allocation to Bahrain, where persistent questions surrounding debt sustainability and funding requirements weighed on market performance relative to peer countries.

Brazilian corporate debt

Negative

Several high-profile issuers experienced stress, causing investors to demand greater compensation for Brazilian credit risk. By 2026, debt renegotiations had reached record levels, judicial recovery filings were elevated, and many bonds became focal points for credit concerns. These events weighed on sentiment toward the broader Brazilian corporate bond universe.

Senegal

Negative

The Fund maintained an overweight position in Senegal during the fiscal year due to its constructive view of the country's medium-term fundamentals. However, performance was negatively impacted by greater-than-expected fallout from the debt audit, fiscal reporting revisions, and restructuring-related concerns, which weighed on investor confidence and caused spreads to widen more than anticipated.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.

Growth of $ 10,000

Table Summary
	Virtus Stone Harbor Emerging Markets High Yield Bond ETF - NAV $15,723	Bloomberg Emerging Markets USD Aggregate Bond Index $12,940	J.P. Morgan Hard Currency Credit 50-50 High Yield Index $15,197
12/12/22	$10,000	$10,000	$10,000
12/31/22	$9,958	$9,947	$10,012
1/31/23	$10,481	$10,265	$10,392
2/28/23	$10,135	$10,036	$10,180
3/31/23	$10,071	$10,161	$10,167
4/30/23	$10,073	$10,201	$10,169
5/31/23	$10,066	$10,124	$10,143
6/30/23	$10,410	$10,275	$10,469
7/31/23	$10,722	$10,396	$10,745
8/31/23	$10,587	$10,271	$10,634
9/30/23	$10,532	$10,038	$10,522
10/31/23	$10,443	$9,889	$10,429
11/30/23	$10,951	$10,414	$10,934
12/31/23	$11,395	$10,851	$11,364
1/31/24	$11,439	$10,790	$11,391
2/29/24	$11,693	$10,831	$11,638
3/31/24	$12,016	$11,017	$11,888
4/30/24	$11,961	$10,836	$11,779
5/31/24	$12,112	$11,022	$11,957
6/30/24	$12,147	$11,092	$12,020
7/31/24	$12,381	$11,297	$12,226
8/31/24	$12,647	$11,534	$12,468
9/30/24	$12,897	$11,737	$12,709
10/31/24	$12,851	$11,576	$12,663
11/30/24	$13,037	$11,704	$12,823
12/31/24	$12,974	$11,565	$12,774
1/31/25	$13,217	$11,688	$12,984
2/28/25	$13,378	$11,878	$13,132
3/31/25	$13,212	$11,835	$13,031
4/30/25	$13,073	$11,830	$12,925
5/31/25	$13,349	$11,909	$13,155
6/30/25	$13,687	$12,136	$13,445
7/31/25	$13,941	$12,248	$13,647
8/31/25	$14,160	$12,411	$13,875
9/30/25	$14,233	$12,549	$14,055
10/31/25	$14,597	$12,765	$14,328
11/30/25	$14,671	$12,795	$14,403
12/31/25	$14,874	$12,850	$14,575
1/31/26	$15,205	$12,897	$14,786
2/28/26	$15,342	$13,054	$14,916
3/31/26	$14,932	$12,677	$14,506
4/30/26	$15,497	$12,945	$14,987
5/31/26	$15,691	$13,037	$15,148
6/30/26	$15,811	$13,110	$15,273
7/31/26	$15,723	$12,940	$15,197
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 12/12/22
Virtus Stone Harbor Emerging Markets High Yield Bond ETF - NAV	12.78	13.26
Bloomberg Emerging Markets USD Aggregate Bond Index	5.65	7.35
J.P. Morgan Hard Currency Credit 50-50 High Yield Index	11.36	12.20

• The Bloomberg Emerging Markets USD Aggregate Bond Index is a hard currency Emerging Markets debt benchmark that measures fixed and floating-rate U.S. dollar denominated debt issued from sovereign, quasi-sovereign, and corporate EM issuers. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The J.P. Morgan Hard Currency Credit 50-50 (EMBIG Diversified and CEMBI Broad Diversified) High Yield Index tracks liquid, US-dollar emerging market fixed and floating-rate debt instruments issued by corporate, sovereign, and quasi-sovereign entities. The index tracks instruments that are classified as high yield (HY) in the established J.P. Morgan EMBI Global Diversified and J.P. Morgan CEMBI Broad Diversified indices and combines them with an equal weight (50-50). The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$49,736,921
Total number of portfolio holdings	190
Total advisory fees paid	$114,398
Portfolio turnover rate	108%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Corporate Bonds and Notes	43.2%
Foreign Government Securities	43.0%
Foreign Bonds	13.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8381

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | 3

Virtus Terranova U.S. Quality Momentum ETF

JOET / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus Terranova U.S. Quality Momentum ETF ("Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Terranova U.S. Quality Momentum ETF	$31	0.29%

Portfolio Manager Commentary by Virtus Investment Advisers, LLC

For the fiscal year ended July 31, 2026, the Fund at NAV returned 11.49%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 19.56%, and the Terranova U.S. Quality Momentum Index, which serves as the style-specific index, returned 11.92%.

What factors impacted Fund performance over the reporting period?

Sector and style exposure contributed positively to returns relative to the S&P 500® Index (“Index”), the Fund’s broad-based securities market index, for the 12-month period. Exposures in the industrials and information technology sectors contributed the most to relative performance. However, the Fund’s equally weighted approach, which is designed to reduce concentration risk, limited its ability to benefit fully from gains in the information technology and communication services sectors during the period. Sector allocations and specific stock index weightings contributed positively to overall Fund performance, and tracking error to the Index was minimal. The Fund benefited from its overweight positioning to momentum and value factors during the period. Underweight positions in large-cap technology stocks including Micron Technology and Nvidia, which were an outgrowth of the Fund’s equal weighting, detracted from relative performance. In addition, communications stocks including Alphabet experienced gains due to strong earnings growth, but detracted from Fund performance due to their underweights relative to the Index.

FACTOR

IMPACT

  SUMMARY

Industrials / Information technology

Positive

Issue selection, particularly in Travelers and Allstate, enhanced returns relative to the Index. In addition, names like Vertiv Holdings and Advanced Quanta Services contributed to performance.

Momentum/Value

Positive

Overweight exposure to the momentum and value factors enhanced relative returns.

Technology / Communications

Negative

Underweight exposures to information technology and communications relative to the Index detracted from relative performance.

Company Size

Negative

The Fund’s quarterly momentum-driven adjustments led it to hold companies with smaller market capitalizations. This positioning excluded larger-cap technology names, which detracted somewhat from performance during the reporting period as larger-cap names performed well.

Virtus Terranova U.S. Quality Momentum ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus Terranova U.S. Quality Momentum ETF - NAV $19,087	S&P 500® Index $22,525	Terranova U.S. Quality Momentum Index $19,521
11/17/20	$10,000	$10,000	$10,000
11/30/20	$10,128	$10,040	$10,129
12/31/20	$10,500	$10,426	$10,504
1/31/21	$10,238	$10,321	$10,245
2/28/21	$10,294	$10,606	$10,303
3/31/21	$10,681	$11,070	$10,697
4/30/21	$11,217	$11,661	$11,242
5/31/21	$11,294	$11,742	$11,322
6/30/21	$11,674	$12,017	$11,710
7/31/21	$12,158	$12,302	$12,201
8/31/21	$12,590	$12,676	$12,642
9/30/21	$11,859	$12,087	$11,907
10/31/21	$12,869	$12,933	$12,932
11/30/21	$12,774	$12,844	$12,840
12/31/21	$13,307	$13,419	$13,379
1/31/22	$11,998	$12,725	$12,066
2/28/22	$11,730	$12,344	$11,798
3/31/22	$12,108	$12,802	$12,183
4/30/22	$11,017	$11,686	$11,081
5/31/22	$11,038	$11,707	$11,106
6/30/22	$10,177	$10,741	$10,236
7/31/22	$11,031	$11,731	$11,107
8/31/22	$10,709	$11,253	$10,782
9/30/22	$9,913	$10,216	$9,973
10/31/22	$10,871	$11,044	$10,953
11/30/22	$11,521	$11,661	$11,620
12/31/22	$10,925	$10,989	$11,012
1/31/23	$11,462	$11,679	$11,558
2/28/23	$11,180	$11,394	$11,274
3/31/23	$11,240	$11,813	$11,339
4/30/23	$11,254	$11,997	$11,355
5/31/23	$11,049	$12,049	$11,149
6/30/23	$11,746	$12,845	$11,866
7/31/23	$12,104	$13,258	$12,237
8/31/23	$11,889	$13,047	$12,018
9/30/23	$11,384	$12,425	$11,500
10/31/23	$10,893	$12,164	$10,996
11/30/23	$11,932	$13,275	$12,064
12/31/23	$12,686	$13,878	$12,838
1/31/24	$12,864	$14,111	$13,023
2/29/24	$13,811	$14,864	$13,992
3/31/24	$14,233	$15,343	$14,427
4/30/24	$13,495	$14,716	$13,677
5/31/24	$13,854	$15,446	$14,044
6/30/24	$14,210	$16,000	$14,412
7/31/24	$14,363	$16,195	$14,571
8/31/24	$14,901	$16,587	$15,126
9/30/24	$15,220	$16,942	$15,456
10/31/24	$15,228	$16,788	$15,469
11/30/24	$16,794	$17,774	$17,083
12/31/24	$15,730	$17,350	$15,995
1/31/25	$16,614	$17,833	$16,899
2/28/25	$16,141	$17,600	$16,414
3/31/25	$15,260	$16,609	$15,516
4/30/25	$15,403	$16,496	$15,666
5/31/25	$16,442	$17,534	$16,737
6/30/25	$17,042	$18,426	$17,357
7/31/25	$17,120	$18,840	$17,442
8/31/25	$17,414	$19,221	$17,748
9/30/25	$17,914	$19,923	$18,265
10/31/25	$17,799	$20,390	$18,152
11/30/25	$17,676	$20,439	$18,030
12/31/25	$17,634	$20,452	$17,993
1/31/26	$17,721	$20,749	$18,087
2/28/26	$17,950	$20,591	$18,326
3/31/26	$16,785	$19,566	$17,136
4/30/26	$17,989	$21,618	$18,377
5/31/26	$18,752	$22,756	$19,166
6/30/26	$19,406	$22,540	$19,844
7/31/26	$19,087	$22,525	$19,521
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 11/17/20
Virtus Terranova U.S. Quality Momentum ETF - NAV	11.49	9.44	12.00
S&P 500® Index	19.56	12.86	15.30
Terranova U.S. Quality Momentum Index	11.92	9.86	12.44

• The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The Terranova U.S. Quality Momentum Index is an equally weighted index designed to provide diversified exposure to quality momentum large-cap equities listed in the United States. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus Terranova U.S. Quality Momentum ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$243,451,457
Total number of portfolio holdings	125
Total advisory fees paid	$679,145
Portfolio turnover rate	127%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	25.7%
Industrials	17.3%
Financials	15.5%
Health Care	11.8%
Energy	10.7%
Consumer Discretionary	7.3%
Communication Services	3.2%
Consumer Staples	2.4%
Utilities	2.3%
Materials	2.3%
Real Estate	1.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8389

Virtus Terranova U.S. Quality Momentum ETF | 3

Virtus U.S. Dividend ETF

VUS / NYSE Arca, Inc.

Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about the Virtus U.S. Dividend ETF ("Fund") for the period of December 2, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553.

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus U.S. Dividend ETF	$18Footnote Reference(a)	0.25%
Footnote	Description
Footnote(a)	Based on the period December 2, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Portfolio Manager Commentary by Virtus Systematic

For the period December 2, 2025 (commencement of operations) to July 31, 2026, the Fund at NAV returned 20.88%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 10.80%, and the Russell 3000® Index, which serves as the style-specific index, returned 10.71%.

What factors impacted Fund performance over the reporting period?

From the Fund’s inception on December 2, 2025, through July 31, 2026, the Fund outperformed the Russell 3000 Index (“Index”). Stock selection in information technology, industrials, and health care contributed the most to the Fund’s performance relative to the Index. Stock selection in energy, materials, and consumer staples detracted the most from the Fund’s performance. The biggest individual contributors to performance during the reporting period were Micron, SanDisk, Lam Research, Comfort Systems, and Vertiv Holdings. The biggest detractors from performance during the same period were AMD, Texas Instruments, Amazon, ServiceNow, and Intel. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.

FACTOR

IMPACT

  SUMMARY

Stock selection in information technology

Positive

The Fund's positions in Micron, SanDisk, and Lam Research contributed as surging demand for high-bandwidth memory and other artificial intelligence (AI) hardware drove earnings and pricing power sharply higher for semiconductor companies.

Stock selection in industrials

Positive

Comfort Systems and Vertiv Holdings contributed, benefiting from the data center construction and power infrastructure spending tied to the AI buildout.

Stock selection in energy and materials

Negative

The closure of the Strait of Hormuz disrupted oil supply and restarted inflation, boosting some of the energy providers that the Fund was underweight.

Stock selection in consumer staples

Negative

Consumer sectors lagged the rest of the market as inflation and spending worries weighed on many American consumer brands, and the Fund's holdings in the sector trailed those of the Index.

Virtus U.S. Dividend ETF | 1

The preceding information is the opinion of the investment adviser and/or sub-adviser, as appropriate, through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

How has the Fund historically performed?

The following graph compares the initial and subsequent account values over the life of the Fund. It assumes a $10,000 initial investment from inception, in an appropriate, broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gains distributions.

Growth of $ 10,000

Table Summary
	Virtus U.S. Dividend ETF - NAV $12,088	Wilshire 5000 Total Market Index $11,080	Russell 3000® Index $11,071
12/2/25	$10,000	$10,000	$10,000
12/31/25	$10,106	$10,029	$10,033
1/31/26	$10,727	$10,192	$10,189
2/28/26	$11,026	$10,142	$10,140
3/31/26	$10,402	$9,640	$9,636
4/30/26	$11,578	$10,633	$10,619
5/31/26	$12,060	$11,177	$11,157
6/30/26	$12,079	$11,136	$11,123
7/31/26	$12,088	$11,080	$11,071
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 12/2/25
Virtus U.S. Dividend ETF - NAV	20.88
Wilshire 5000 Total Market Index	10.80
Russell 3000® Index	10.71

• The Wilshire 5000 Total Market Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

• The Russell 3000® Index is a free float-adjusted market capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit virtus.com for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

Virtus U.S. Dividend ETF | 2

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$17,875,929
Total number of portfolio holdings	94
Total advisory fees paid	$27,625
Portfolio turnover rate	40%

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	34.3%
Financials	18.2%
Health Care	10.4%
Industrials	8.4%
Real Estate	7.2%
Energy	6.7%
Communication Services	5.8%
Consumer Discretionary	4.3%
Consumer Staples	2.6%
Utilities	1.4%
Materials	0.7%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Where can I find additional information about the Fund?

For more information about the Fund, including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-888-383-0553, scan the QR code, or visit https://www.virtus.com/investor-resources/etf-documents.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Virtus ETFs at 1-888-383-0553.

8683

Virtus U.S. Dividend ETF | 3

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	Effective November 19, 2025, the code of ethics was amended to mirror the code of ethics adopted by other funds within the same family of investment companies as the Virtus ETFs. While the text of the code of ethics changed, the intent of the provisions of the code of ethics did not. The provisions of the code of ethics are intended to be written standards that are reasonably designed to deter wrongdoing and to promote each element enumerated in the code of ethics definition in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the current applicable code of ethics is included as an exhibit.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $386,686 for 2026 and $197,147 for 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $66,834 for 2026 and $64,964 for 2025.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $229,372 for 2026 and $287,502 for 2025.
(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are: James A. Simpson, Robert S. Tull, Jr., and Myles J. Edwards.
(b)	Not applicable.

Item 6. Investments.

(a)	Please refer to item 7a.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semi-annual) financial statements and financial highlights are as follows

ANNUAL FINANCIALS
(FORM N-CSR Items 7-11)

Virtus ETF Trust II
July 31, 2026

VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF

VIRTUS ALPHASIMPLEX MANAGED FUTURES ETF

VIRTUS DUFF & PHELPS CLEAN ENERGY ETF

VIRTUS DUFF & PHELPS REAL ESTATE INCOME ETF

VIRTUS EMERGING MARKETS DIVIDEND ETF

VIRTUS INTERNATIONAL DIVIDEND ETF

VIRTUS KAR MID-CAP ETF

VIRTUS NEWFLEET SECURITIZED INCOME ETF
(FORMERLY, VIRTUS NEWFLEET ABS/MBS ETF)

VIRTUS NEWFLEET SHORT DURATION CORE PLUS BOND ETF

VIRTUS NEWFLEET SHORT DURATION HIGH YIELD BOND ETF

VIRTUS SEIX AAA PRIVATE CREDIT CLO ETF

VIRTUS SEIX SENIOR LOAN ETF

VIRTUS SILVANT GROWTH OPPORTUNITIES ETF

VIRTUS SILVANT SMALL/MID GROWTH ETF

VIRTUS STONE HARBOR EMERGING MARKETS HIGH YIELD BOND ETF

VIRTUS TERRANOVA U.S. QUALITY MOMENTUM ETF

VIRTUS U.S. DIVIDEND ETF

Consolidated Schedule of Investments — Virtus AlphaSimplex Global Macro ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
EXCHANGE TRADED FUNDS - 48.3%
Equity Funds - 48.3%
iShares Core MSCI EAFE ETF	12,663	$1,244,140
iShares Core MSCI Emerging Markets ETF	7,605	590,224
iShares Core S&P 500 ETF	3,063	2,298,230
Total Equity Funds		4,132,594
Total Exchange Traded Funds
(Cost $3,563,057)		4,132,594

Security Description	Shares	Value
U.S. GOVERNMENT SECURITIES – 33.2%
U.S. Treasury Bill
3.69%, 08/04/26(1)	200,000	$199,980
3.67%, 08/06/26(1)	200,000	199,940
3.65%, 08/13/26(1)	250,000	249,750
3.67%, 08/20/26(1)	200,000	199,659
3.71%, 08/25/26(1)	250,000	249,451
3.68%, 08/27/26(1)	200,000	199,520
3.68%, 09/03/26(1)	250,000	249,218
3.68%, 09/10/26(1)	300,000	298,852
3.71%, 09/22/26(1)	200,000	198,978
3.70%, 09/24/26(1)	250,000	248,667
3.77%, 09/29/26(1)	350,000	347,958
3.95%, 12/17/26(1)	200,000	197,167
Total U.S. Government Securities
(Cost $2,838,515)		2,839,140

TOTAL INVESTMENTS - 81.5%
(Cost $6,401,572)		6,971,734
Other Assets in Excess of Liabilities - 18.5%		1,577,935
Net Assets - 100.0%		$8,549,669

(1)Represents a zero coupon bond.  Rate shown reflects the effective yield.

At July 31, 2026, open exchange-traded futures contracts sold were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/(Depreciation)
Long Contracts
Australian Dollar Future	9/14/2026	18	$1,265,760	$227
Brent Crude Future	8/28/2026	6	527,580	59,587
British Pound Future	9/14/2026	5	421,313	2,620
Copper Future	9/28/2026	2	323,275	8,282
Corn Future	12/14/2026	1	23,200	(112)
Cotton No. 2 Future	12/08/2026	16	654,320	18,622
Gold Future	12/29/2026	1	410,700	(8,650)
Live Cattle Future	10/30/2026	4	363,600	(12,311)
Long Gilt Future	9/28/2026	1	116,566	(1,844)
MSCI EAFE Index Future	9/18/2026	10	1,591,150	23,383
MSCI Emerging Markets Index Future	9/18/2026	9	739,035	(25,560)
S&P 500® E-Mini Future	9/18/2026	7	2,631,738	3,554
Soyabean Future	11/13/2026	17	1,009,375	(5,632)
WTI Crude Future	8/20/2026	4	338,680	33,802
				$95,968
Short Contracts
Canadian Dollar Future	9/15/2026	(35)	$2,501,275	$15,097
Euro FX Currency Futures	9/14/2026	(16)	2,310,000	(2,063)
Japanese Yen Future	9/14/2026	(31)	2,446,869	(13,618)
Natural Gas Futures NG	8/27/2026	(6)	164,820	3,588
Sugar #11 (World) Future	9/30/2026	(27)	443,318	(2,644)
U.S. Treasury 10 Year Notes Future	9/21/2026	(7)	756,000	7,218
U.S. Treasury 2 Year Notes Future	9/30/2026	(39)	8,018,766	17,347
U.S. Treasury Ultra Bond Future	9/21/2026	(3)	329,063	7,057
				$31,982

The accompanying notes are an integral part of these financial statements.

Consolidated Schedule of Investments — Virtus AlphaSimplex Global Macro ETF (continued)

July 31, 2026

Abbreviations:

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Exchange Traded Funds	$4,132,594	$—	$—	$4,132,594
U.S. Government Securities	—	2,839,140	—	2,839,140
Futures	200,384	—	—	200,384
Total	$4,332,978	$2,839,140	$—	$7,172,118
Liability Valuation Inputs
Futures	$72,434	$—	$—	$72,434
Total	$72,434	$—	$—	$72,434

Consolidated Schedule of Investments — Virtus AlphaSimplex Managed Futures ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
U.S. GOVERNMENT SECURITIES – 80.9%
U.S. Treasury Bill
0.00%, 08/04/26(1)	$1,500,000	$1,499,850
0.00%, 08/06/26(1)	1,600,000	1,599,521
0.00%, 08/11/26(1)	1,600,000	1,598,719
0.00%, 08/13/26(1)	2,200,000	2,197,800
0.00%, 08/18/26(1)	1,400,000	1,397,899
0.00%, 08/20/26(1)	2,200,000	2,196,255
0.00%, 08/25/26(1)	1,300,000	1,297,144
0.00%, 08/27/26(1)	1,300,000	1,296,880
0.00%, 09/01/26(1)	1,000,000	997,084
0.00%, 09/03/26(1)	1,300,000	1,295,934
0.00%, 09/08/26(1)	1,200,000	1,195,662
0.00%, 09/10/26(1)	1,400,000	1,394,643
0.00%, 09/15/26(1)	1,100,000	1,095,240
0.00%, 09/22/26(1)	2,000,000	1,989,782
0.00%, 09/24/26(1)	1,500,000	1,492,001
0.00%, 09/29/26(1)	1,500,000	1,491,248
Total U.S. Government Securities
(Cost $24,030,729)		24,035,662

Security Description	Shares	Value
TOTAL INVESTMENTS - 80.9%
(Cost $24,030,729)		$24,035,662
Other Assets in Excess of Liabilities - 19.1%		5,680,032
Net Assets - 100.0%		$29,715,694

(1)Represents a zero coupon bond.  Rate shown reflects the effective yield.

At July 31, 2026, open exchange-traded futures contracts sold were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/(Depreciation)
Long Contracts
Australian Dollar Future	9/14/2026	43	$3,023,760	$4,594
Brent Crude Future	8/28/2026	10	879,300	103,114
Copper Future	9/28/2026	11	1,778,013	40,037
EURO STOXX 50® Index Future	9/18/2026	53	3,894,983	39,722
MSCI Emerging Markets Index Future	9/18/2026	21	1,724,415	(79,643)
S&P 500® E-Mini Future	9/18/2026	9	3,383,663	(2,340)
SPI 200 Future	9/17/2026	2	314,637	4,149
TOPIX Index Future	9/10/2026	11	2,756,136	31,412
WTI Crude Future	8/20/2026	11	931,370	108,193
				$249,238
Short Contracts
British Pound Future	9/14/2026	(17)	$1,432,463	$(19,716)
Canadian Dollar Future	9/15/2026	(194)	13,864,210	1,694
Corn Future	12/14/2026	(10)	232,000	(16,892)
Euro FX Currency Futures	9/14/2026	(78)	11,261,250	(24,152)
Euro-Bund Future	9/08/2026	(55)	7,887,314	38,204
Gold Future	12/29/2026	(1)	410,700	8,750
Japanese Yen Future	9/14/2026	(147)	11,602,894	(138,627)
Long Gilt Future	9/28/2026	(34)	3,963,260	29,713
U.S. Treasury 10 Year Notes Future	9/21/2026	(120)	12,960,000	106,941
U.S. Treasury 2 Year Notes Future	9/30/2026	(70)	14,392,656	28,973
U.S. Treasury Ultra Bond Future	9/21/2026	(39)	4,277,813	120,987
				$135,875

Abbreviations:

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPI — Share Price Index

STOXX — Stock Index of the Eurozone

TOPIX — Tokyo Stock Price Index

WTI — West Texas Intermediate

The accompanying notes are an integral part of these financial statements.

Consolidated Schedule of Investments — Virtus AlphaSimplex Managed Futures ETF (continued)

July 31, 2026

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
U.S. Government Securities	$—	$24,035,662	$—	$24,035,662
Futures	666,483	—	—	666,483
Total	$666,483	$24,035,662	$—	$24,702,145
Liability Valuation Inputs
Futures	$281,370	$—	$—	$281,370
Total	$281,370	$—	$—	$281,370

Schedule of Investments — Virtus Duff & Phelps Clean Energy ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 98.9%
Energy - 0.8%
Cameco Corp. (Canada)	523	$45,177
Industrials - 40.9%
ABB Ltd. (Switzerland)	1,084	106,623
Array Technologies, Inc.*	4,388	22,905
Balfour Beatty PLC (United Kingdom)	10,142	117,894
Bloom Energy Corp. Class A*	1,828	376,221
Ceres Power Holdings PLC (United Kingdom)*	27,808	130,049
Doosan Fuel Cell Co., Ltd. (South Korea)*	1,809	31,150
GE Vernova, Inc.	65	64,369
Hubbell, Inc.	148	69,937
Maire SpA (Italy)	8,910	132,439
MasTec, Inc.*	217	57,093
Nextpower, Inc. Class A*	3,645	327,576
Plug Power, Inc.*	65,697	135,336
Prysmian SpA (Italy)	1,148	159,123
SPIE SA (France)	2,280	122,310
Strabag SE (Austria)	741	71,606
Sungrow Power Supply Co., Ltd. Class A (China)	4,220	64,649
Vestas Wind Systems A/S (Denmark)	7,246	195,123
Volex PLC (United Kingdom)	7,857	54,111
Total Industrials		2,238,514
Information Technology - 18.5%
Enphase Energy, Inc.*	6,326	237,478
First Solar, Inc.*	2,097	442,530
Infineon Technologies AG (Germany)	2,082	148,061
SolarEdge Technologies, Inc.*	2,667	109,880
Xinyi Solar Holdings Ltd. (China)	277,461	77,835
Total Information Technology		1,015,784
Utilities - 38.7%
Axia Energia SA (Brazil)	11,402	118,808
China Longyuan Power Group Corp. Ltd. Class H (China)	73,000	53,709
China Yangtze Power Co., Ltd. Class A (China)	84,300	363,434
Chubu Electric Power Co., Inc. (Japan)	3,200	56,054
Clearway Energy, Inc. Class C	6,339	201,136
Constellation Energy Corp.	403	105,888
EDP Renewables SA (Spain)	5,480	84,994
EDP SA (Portugal)	33,901	174,745

Security Description	Shares	Value
COMMON STOCKS - 98.9% (continued)
Utilities - 38.7% (continued)
Energisa SA (Brazil)	8,400	$82,539
Fortum OYJ (Finland)	5,882	133,791
Guangdong Investment Ltd. (China)	68,000	73,442
Iberdrola SA (Spain)	9,208	219,266
NextEra Energy, Inc.	956	83,096
Ormat Technologies, Inc.	969	94,555
Orsted AS (Denmark)*(1)	5,604	125,359
Solaria Energia y Medio Ambiente SA (Spain)*	3,938	76,381
Southern Co. (The)	801	75,727
Total Utilities		2,122,924
Total Common Stocks
(Cost $4,561,017)		5,422,399
PREFERRED STOCK - 0.6%
Utilities - 0.6%
Axia Energia SA, 0.00% (Brazil)*
(Cost $26,271)	3,020	30,986

TOTAL INVESTMENTS - 99.5%
(Cost $4,587,288)		5,453,385
Other Assets in Excess of Liabilities - 0.5%		28,666
Net Assets - 100.0%		$5,482,051

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $125,359, or 2.3% of net assets.

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Industrials	40.9%
Utilities	38.7%
Information Technology	18.5%
Energy	0.8%
Utilities	0.6%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,422,399	$—	$—	$5,422,399
Preferred Stock	30,986	—	—	30,986
Total	$5,453,385	$—	$—	$5,453,385

Schedule of Investments — Virtus Duff & Phelps Real Estate Income ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 71.2%
Real Estate - 71.2%
American Healthcare REIT, Inc.	1,042	$57,935
American Homes 4 Rent Class A	1,575	52,636
Apple Hospitality REIT, Inc.	2,682	44,280
Brixmor Property Group, Inc.	1,975	62,232
Broadstone Net Lease, Inc.	3,022	64,701
Cousins Properties, Inc.	1,817	57,326
CubeSmart	2,625	108,832
Digital Realty Trust, Inc.	757	142,710
Equinix, Inc.	157	160,027
Equity Residential	1,200	79,740
Extra Space Storage, Inc.	427	63,213
FrontView REIT, Inc.	1,612	32,788
Gaming and Leisure Properties, Inc.	2,100	94,059
Healthpeak Properties, Inc.	4,872	106,356
Highwoods Properties, Inc.	3,097	102,604
Iron Mountain, Inc.	775	94,798
Kimco Realty Corp.	2,760	70,325
LXP Industrial Trust	650	39,344
Mid-America Apartment Communities, Inc.	495	65,508
Millrose Properties, Inc.	2,000	55,960
Prologis, Inc.	1,597	230,942
Realty Income Corp.	2,210	141,153
Rexford Industrial Realty, Inc.	667	25,193
Ryman Hospitality Properties, Inc.	597	79,789
Sabra Health Care REIT, Inc.	4,157	88,004
Simon Property Group, Inc.	750	172,028
Tritax Big Box REIT PLC (United Kingdom)	12,785	29,310
UDR, Inc.	1,800	68,688
Ventas, Inc.	562	52,553
Welltower, Inc.	1,492	349,784
WP Carey, Inc.	532	39,155
Total Real Estate		2,831,973
Total Common Stocks
(Cost $2,601,156)		2,831,973
	Principal
CORPORATE BONDS – 27.5%
Financial – 1.0%
Public Storage Operating Co., 5.10%, 08/01/33	40,000	39,847
Financials – 21.8%
American Tower Corp., 5.80%, 11/15/28	40,000	40,874
Boston Properties LP, 4.50%, 12/01/28	35,000	34,768
Boston Properties LP, 6.50%, 01/15/34	60,000	62,693
Brixmor Operating Partnership LP, 5.50%, 02/15/34	60,000	60,124

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Cousins Properties LP, 5.38%, 02/15/32	$60,000	$60,250
Crown Castle, Inc., 5.10%, 05/01/33	30,000	29,206
CubeSmart LP, 5.13%, 11/01/35	65,000	62,898
Essex Portfolio LP, 5.50%, 04/01/34	50,000	50,033
Extra Space Storage LP, 5.90%, 01/15/31	50,000	51,471
Federal Realty Op LP, 5.38%, 05/01/28	60,000	60,662
Kimco Realty Op LLC, 6.40%, 03/01/34	55,000	58,531
Realty Income Corp., 5.13%, 02/15/34	60,000	59,321
Simon Property Group LP, 4.75%, 09/26/34	60,000	57,468
Tanger Properties LP, 3.88%, 07/15/27	35,000	34,811
Ventas Realty LP, 4.40%, 01/15/29	50,000	49,550
VICI Properties LP, 5.13%, 05/15/32	45,000	43,903
Weyerhaeuser Co., 7.38%, 03/15/32	45,000	49,681
Total Financials		866,244
Total Corporate Bonds
(Cost $1,113,731)		1,094,355
Real Estate – 4.7%
Digital Realty Trust LP, 3.60%, 07/01/29	40,000	38,643
MID-America Apartments LP, 5.30%, 02/15/32	60,000	60,674
Simon Property Group LP, 4.25%, 11/30/46	50,000	39,629
Welltower Op LLC, 5.13%, 07/01/35	50,000	49,318
Total		188,264
PREFERRED STOCKS - 0.6%
Real Estate - 0.6%
Kimco Realty Corp., Series N, 7.25%	200	12,232
Public Storage, Series S, 4.10%	550	8,646
Total Real Estate		20,878
Total Preferred Stocks
(Cost $20,995)		20,878

TOTAL INVESTMENTS - 99.3%
(Cost $3,735,882)		3,947,206
Other Assets in Excess of Liabilities - 0.7%		29,133
Net Assets - 100.0%		$3,976,339

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Real Estate	71.2%
Corporate Bonds	27.5%
Real Estate	0.6%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$2,831,973	$—	$—	$2,831,973
Corporate Bonds	—	1,094,355	—	1,094,355
Preferred Stocks	20,878	—	—	20,878
Total	$2,852,851	$1,094,355	$—	$3,947,206

Schedule of Investments — Virtus Emerging Markets Dividend ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 94.7%
Communication Services - 1.7%
Advanced Info Service PCL (Thailand)	5,500	$62,589
Tencent Holdings Ltd. (China)	900	54,534
Total Communication Services		117,123
Consumer Discretionary - 2.6%
Brilliance China Automotive Holdings Ltd. (China)	226,000	59,076
Chow Tai Fook Jewellery Group Ltd. (China)	20,000	31,547
Cury Construtora e Incorporadora SA (Brazil)	10,700	63,514
Jarir Marketing Co. (Saudi Arabia)	5,700	25,225
Total Consumer Discretionary		179,362
Consumer Staples - 2.2%
AVI Ltd. (South Africa)	9,025	49,164
MBRF Global Foods Co. SA (Brazil)	20,700	71,625
Thaifoods Group PCL (Thailand)	100,000	29,498
Total Consumer Staples		150,287
Energy - 6.8%
Coal India Ltd. (India)	7,814	33,917
Oil & Natural Gas Corp. Ltd. (India)	12,375	31,455
PetroChina Co., Ltd. Class H (China)	50,000	63,373
Petroleo Brasileiro SA - Petrobras (Brazil)	8,700	84,166
Saudi Arabian Oil Co. (Saudi Arabia)(1)	11,251	79,331
Turkiye Petrol Rafinerileri AS (Turkey)	27,875	173,197
Total Energy		465,439
Financials - 25.4%
Bank Mandiri Persero Tbk PT (Indonesia)	86,300	20,095
Bank of China Ltd. Class H (China)	50,000	35,130
Bank of Cyprus Holdings PLC (Cyprus)	1,814	21,441
Bank Polska Kasa Opieki SA (Poland)	2,455	161,338
China Construction Bank Corp. Class H (China)	125,000	146,798
Credit Agricole SA (France)	2,295	51,011
CTBC Financial Holding Co., Ltd. (Taiwan)	35,000	70,284
Grupo Cibest SA (Colombia)(2)	2,695	249,341
Hana Financial Group, Inc. (South Korea)	1,465	128,857
Industrial & Commercial Bank of China Ltd. Class H (China)	261,000	249,938
Kiatnakin Phatra Bank PCL (Thailand)	51,000	169,529
New China Life Insurance Co., Ltd. Class H (China)	14,400	88,797
NH Investment & Securities Co., Ltd. (South Korea)	4,065	81,260
Powszechny Zaklad Ubezpieczen SA (Poland)	1,420	27,019
SinoPac Financial Holdings Co., Ltd. (Taiwan)	40,800	51,254
TS Financial Holding Co., Ltd. (Taiwan)	40,400	44,939
Yuanta Financial Holding Co., Ltd. (Taiwan)	61,000	128,534
Total Financials		1,725,565
Industrials - 9.3%
COSCO SHIPPING Holdings Co., Ltd Class H (China)	85,000	170,924
Sinotruk Hong Kong Ltd. (China)	22,500	116,597
SITC International Holdings Co., Ltd. (China)	48,000	241,640
Yutong Bus Co., Ltd. (China)	21,500	102,600
Total Industrials		631,761

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology - 38.2%
Delta Electronics, Inc. (Taiwan)	3,000	$152,232
Oracle Financial Services Software Ltd. (India)	1,173	137,517
Q Technology Group Co., Ltd. (China)	25,000	21,932
Samsung Electronics Co., Ltd. (South Korea)	2,465	453,856
Silicon Motion Technology Corp. (Taiwan)(2)	150	38,040
SK hynix, Inc. (South Korea)	315	379,582
Synnex Technology International Corp. (Taiwan)	70,000	202,946
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	15,000	1,125,499
United Microelectronics Corp. (Taiwan)	24,000	89,854
Total Information Technology		2,601,458
Materials - 7.4%
ANTAM Persero Tbk PT (Indonesia)	296,500	47,456
China Hongqiao Group Ltd. (China)	27,500	86,051
Steel Authority of India Ltd. (India)	25,000	44,288
Tata Steel Ltd. (India)(3)	2,965	59,893
Vale SA (Brazil)(2)	10,648	160,359
Zijin Mining Group Co., Ltd. Class H (China)	24,000	101,724
Total Materials		499,771
Utilities - 1.1%
CPFL Energia SA (Brazil)	4,200	38,229
Power Assets Holdings Ltd. (Hong Kong)	4,500	33,883
Total Utilities		72,112
Total Common Stocks
(Cost $5,802,225)		6,442,878
PREFERRED STOCKS - 4.7%
Information Technology - 3.9%
Samsung Electronics Co., Ltd., 0.00% (South Korea)	2,000	267,939
Materials - 0.8%
Bradespar SA, 7.91% (Brazil)	11,875	51,537

Total Preferred Stocks
(Cost $212,560)		319,476

TOTAL INVESTMENTS - 99.4%
(Cost $6,014,785)		6,762,354
Other Assets in Excess of Liabilities - 0.6%		39,907
Net Assets - 100.0%		$6,802,261

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $79,331, or 1.2% of net assets.

(2)American Depositary Receipts.

(3)Global Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Emerging Markets Dividend ETF (continued)

July 31, 2026

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$6,442,878	$—	$—	$6,442,878
Preferred Stocks	319,476	—	—	319,476
Total	$6,762,354	$—	$—	$6,762,354

Schedule of Investments — Virtus International Dividend ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 99.2%
Australia - 5.4%
BHP Group Ltd.	6,338	$268,967
Fortescue Ltd.	12,242	159,447
QBE Insurance Group Ltd.	3,916	68,143
Rio Tinto Ltd.	1,098	131,784
Rio Tinto PLC	2,637	254,964
Total Australia		883,305
Austria - 1.3%
OMV AG	2,907	211,692
Canada - 8.8%
Bank of Montreal	378	67,807
Bank of Nova Scotia (The)	2,799	245,528
Barrick Mining Corp.	2,142	78,615
Canadian Imperial Bank of Commerce	722	85,516
Canadian Natural Resources Ltd.	1,377	65,596
Emera, Inc.	1,989	106,285
Enbridge, Inc.	2,668	145,176
Magna International, Inc.	947	64,946
Open Text Corp.	2,482	62,924
Shopify, Inc. Class A*	530	62,072
TELUS Corp.	15,240	145,695
Toronto-Dominion Bank (The)	2,482	297,518
Total Canada		1,427,678
China - 2.1%
SITC International Holdings Co., Ltd.	56,000	281,914
Yangzijiang Shipbuilding Holdings Ltd.	17,700	54,102
Total China		336,016
Denmark - 1.3%
Novo Nordisk A/S Class B	1,763	83,363
Tryg A/S	5,356	127,827
Total Denmark		211,190
Finland - 1.2%
Nordea Bank Abp	9,873	199,238
France - 7.2%
AXA SA	990	51,304
BNP Paribas SA	2,599	328,655
Credit Agricole SA	6,966	154,833
Engie SA	7,785	243,374
Klepierre SA	1,683	76,349
Pernod Ricard SA	1,487	116,293
TotalEnergies SE	993	87,507
Vinci SA	804	113,620
Total France		1,171,935
Germany - 3.4%
Allianz SE	522	260,341
Infineon Technologies AG	2,230	158,586
Siemens Energy AG	441	74,979
Talanx AG	404	53,715
Total Germany		547,621

Security Description	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 2.1%
HKT Trust & HKT Ltd.	45,000	$76,144
PAX Global Technology Ltd.	108,000	54,259
WH Group Ltd.(1)	146,500	157,850
Yue Yuen Industrial Holdings Ltd.	27,000	48,819
Total Hong Kong		337,072
Indonesia - 0.4%
First Resources Ltd.	23,400	61,855
Israel - 0.5%
Bank Leumi Le-Israel BM	2,224	52,673
Tower Semiconductor Ltd.*	112	24,808
Total Israel		77,481
Italy - 8.5%
Banca Mediolanum SpA	7,070	188,900
Banca Monte dei Paschi di Siena SpA	14,202	189,450
Banco BPM SpA	10,754	195,625
BPER Banca SpA	4,632	75,153
Enel SpA	18,135	204,920
Eni SpA	4,176	115,477
Intesa Sanpaolo SpA	35,679	269,036
Poste Italiane SpA	3,322	100,404
Terna - Rete Elettrica Nazionale	3,888	44,709
Total Italy		1,383,674
Japan - 17.8%
Advantest Corp.	800	163,414
Astellas Pharma, Inc.	8,100	112,103
Daiwa Securities Group, Inc.	17,100	194,209
Fuji Electric Co., Ltd.	900	80,805
Furukawa Electric Co. Ltd.	2,000	39,534
Idec Corp.	5,400	119,977
Japan Tobacco, Inc.	5,000	224,223
Kioxia Holdings Corp.*	200	58,452
Kyocera Corp.	4,300	99,754
Mitsubishi Corp.	6,200	186,111
Mitsubishi UFJ Financial Group, Inc.	9,000	201,999
Mizuho Financial Group, Inc.	1,800	92,396
Murata Manufacturing Co., Ltd.	2,700	125,849
Nomura Holdings, Inc.	18,900	180,560
ORIX Corp.	5,100	205,468
Shimizu Corp.	1,900	28,416
SoftBank Corp.	56,800	79,753
Sumitomo Mitsui Financial Group, Inc.	6,700	286,941
Sumitomo Mitsui Trust Group, Inc.	10,800	112,273
Tokyo Electron Ltd.	800	279,061
Toyobo Co., Ltd.	3,600	34,392
Total Japan		2,905,690
Netherlands - 5.0%
ASML Holding NV	320	529,231
ING Groep NV	3,013	105,762
NN Group NV	1,989	187,159
Total Netherlands		822,152

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus International Dividend ETF (continued)

July 31, 2026

Security Description	Shares	Value
COMMON STOCKS (continued)
Norway - 5.4%
Aker BP ASA	6,063	$213,988
Frontline PLC	2,105	83,467
MPC Container Ships ASA	79,852	205,244
Var Energi ASA	39,960	199,009
Wallenius Wilhelmsen ASA	11,968	186,513
Total Norway		888,221
Singapore - 1.5%
CapitaLand Integrated Commercial Trust	43,200	83,877
DBS Group Holdings Ltd.	1,500	86,576
Hafnia Ltd.	10,269	78,826
Total Singapore		249,279
Spain - 2.6%
Iberdrola SA	10,814	257,509
Naturgy Energy Group SA	2,381	79,514
Repsol SA	3,073	93,481
Total Spain		430,504
Sweden - 3.8%
Sandvik AB	3,231	120,795
Svenska Handelsbanken AB Class A	13,103	200,421
Swedbank AB Class A	4,896	195,898
Tele2 AB Class B	2,979	51,667
Volvo AB Class B	1,306	49,965
Total Sweden		618,746
Switzerland - 3.1%
ABB Ltd.	2,754	270,886
Nestle SA	340	34,069
Zurich Insurance Group AG	266	202,614
Total Switzerland		507,569

Security Description	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 13.6%
Aberdeen Group PLC	23,796	$77,163
Admiral Group PLC	3,629	184,487
Aviva PLC	11,342	105,994
BAE Systems PLC	1,597	45,070
British American Tobacco PLC	3,526	217,173
HSBC Holdings PLC	19,512	414,444
Land Securities Group PLC	14,535	138,204
Legal & General Group PLC	62,516	253,104
M&G PLC	34,005	163,842
National Grid PLC	3,087	49,510
Rolls-Royce Holdings PLC	5,868	116,082
Standard Life PLC	14,514	180,550
Subsea 7 SA	2,966	99,644
Taylor Wimpey PLC	159,992	168,190
Total United Kingdom		2,213,457
United States - 4.2%
AP Moller - Maersk A/S Class A	22	57,359
Novartis AG	938	146,887
Roche Holding AG	765	334,596
Sanofi SA	1,377	118,250
Shell PLC	789	35,979
Total United States		693,071
Total Common Stocks
(Cost $13,994,533)		16,177,446

TOTAL INVESTMENTS - 99.2%
(Cost $13,994,533)		16,177,446
Other Assets in Excess of Liabilities - 0.8%		136,163
Net Assets - 100.0%		$16,313,609

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $157,850, or 1.0% of net assets.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$16,177,446	$—	$—	$16,177,446
Total	$16,177,446	$—	$—	$16,177,446

Schedule of Investments — Virtus KAR Mid-Cap ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 95.7%
Consumer Discretionary - 5.1%
Ross Stores, Inc.	9,278	$2,329,427
Financials - 13.0%
Houlihan Lokey, Inc.	10,669	1,338,853
Jack Henry & Associates, Inc.	10,254	1,579,526
LPL Financial Holdings, Inc.	4,094	1,448,048
MSCI, Inc.	2,768	1,583,960
Total Financials		5,950,387
Health Care - 14.2%
Align Technology, Inc.*	9,273	1,568,621
Cooper Cos., Inc. (The)*	18,688	1,351,516
Globus Medical, Inc. Class A*	16,797	1,323,436
West Pharmaceutical Services, Inc.	6,561	2,237,038
Total Health Care		6,480,611
Industrials - 52.0%
Advanced Drainage Systems, Inc.	9,597	1,328,993
Allegion PLC	11,873	1,868,810
AMETEK, Inc.	11,730	2,835,258
API Group Corp.*	28,167	1,117,667
CH Robinson Worldwide, Inc.	9,101	1,344,491
EMCOR Group, Inc.	1,656	1,320,544

Security Description	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Equifax, Inc.	6,108	$1,054,363
HEICO Corp. Class A	7,244	1,863,736
Lennox International, Inc.	2,993	1,244,729
Nordson Corp.	4,286	1,276,285
Old Dominion Freight Line, Inc.	8,260	1,752,276
Pentair PLC	16,206	1,060,521
Rollins, Inc.	31,828	1,208,509
Verisk Analytics, Inc.	10,025	1,953,371
Westinghouse Air Brake Technologies Corp.	8,468	2,463,003
Total Industrials		23,692,556
Information Technology - 11.4%
Monolithic Power Systems, Inc.	1,789	2,551,168
Teledyne Technologies, Inc.*	4,015	2,632,113
Total Information Technology		5,183,281

TOTAL INVESTMENTS - 95.7%
(Cost $41,997,445)		43,636,262
Other Assets in Excess of Liabilities - 4.3%		1,959,942
Net Assets - 100.0%		$45,596,204

*Non-income producing security.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$43,636,262	$—	$—	$43,636,262
Total	$43,636,262	$—	$—	$43,636,262

Schedule of Investments — Virtus Newfleet Securitized Income ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES - 68.8%
Agency Mortgage Backed Security - 3.7%
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	$3,207,373	$3,248,410
Federal National Mortgage Association, 5.50%, 07/01/55	854,705	847,029
Total Agency Mortgage Backed Security		4,095,439
Asset Backed Security - 31.5%
Applebee’s Funding LLC / IHOP Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	1,185,000	1,193,602
Aqua Finance Trust 2019-A, Class C, Series 2019-A, 4.01%, 07/16/40(1)	40,057	39,074
Aqua Finance Trust 2024-A, Class B, Series 2024-A, 5.06%, 04/18/50(1)	145,000	142,583
Auxilior Term Funding 2024-1 LLC, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	88,000	88,998
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2025-2A, 7.43%, 10/20/28(1)	1,300,000	1,315,772
Business Jet Securities 2024-2 LLC, Class A, Series 2024-2A, 5.36%, 09/15/39(1)	1,079,857	1,076,100
Carvana Auto Receivables Trust 2024-N1, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	110,582	111,079
Castlelake Aircraft Structured Trust 2025-1, Class A, Series 2025-1A, 5.78%, 02/15/50(1)	857,407	860,302
Commercial Equipment Finance 2024-1 LLC, Class A, Series 2024-1A, 5.97%, 07/16/29(1)	89,754	90,087
Cps Auto Receivables Trust 2023-D, Class D, Series 2023-D, 7.80%, 01/15/30(1)	535,000	550,783
Cps Auto Receivables Trust 2024-C, Class C, Series 2024-C, 5.76%, 10/15/30(1)	145,000	145,923
Databank Issuer, Class A2, Series 2026-1A, 5.81%, 02/25/56(1)	825,000	817,682
DB Master Finance LLC, Class A2I, Series 2025-1A, 4.89%, 08/20/55(1)	1,243,750	1,225,659
Fhf Issuer Trust 2026-1, Class B, Series 2026-1A, 5.77%, 02/17/32(1)	800,000	801,243
Fhf Trust 2023-1, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	491	492
Finbe USA Trust 2025-1, Class B, Series 2025-1A, 6.60%, 12/16/30(1)	800,000	790,756
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	896,350	908,360
Flagship Credit Auto Trust 2023-2, Class C, Series 2023-2, 5.81%, 05/15/29(1)	910,000	912,551
Flagship Credit Auto Trust 2024-1, Class D, Series 2024-1, 6.30%, 04/15/30(1)	775,000	729,839
Gls Auto Receivables Issuer Trust 2025-1, Class D, Series 2025-1A, 5.61%, 11/15/30(1)	1,120,000	1,131,752
Gls Auto Receivables Issuer Trust 2025-2, Class D, Series 2025-2A, 5.59%, 01/15/31(1)	425,000	427,096
Gls Auto Receivables Issuer Trust 2026-1, Class D, Series 2026-1A, 5.02%, 12/15/31(1)	1,180,000	1,161,925
Greensky Home Improvement Issuer Trust 2025-3, Class B, Series 2025-3A, 4.66%, 12/27/60(1)	350,000	346,466
Hardee’s Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	1,089,913	1,113,686

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Asset Backed Security (continued)
Hilton Grand Vacations Trust 2024-1b, Class D, Series 2024-1B, 8.85%, 09/15/39(1)	$373,878	$385,055
Hilton Grand Vacations Trust 2026-1, Class B, Series 2026-1A, 5.01%, 02/25/43(1)	343,502	341,811
Jersey Mike’s Funding LLC, Class A2, Series 2024-1A, 5.64%, 02/15/55(1)	1,372,625	1,374,472
Lendbuzz Securitization Trust 2023-2, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	17,002	17,129
Lendbuzz Securitization Trust 2024-3, Class B, Series 2024-3A, 5.03%, 11/15/30(1)	1,900,000	1,894,601
Libra Solutions 2024-1 LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	165,000	163,372
Libra Solutions 2025-1 LLC, Class A, Series 2025-1A, 6.36%, 08/15/39(1)	600,000	592,356
Maps 2026-1 Trust, Class A, Series 2026-1A, 5.20%, 01/15/51(1)	481,817	473,047
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	24,141	24,200
Mission Lane Credit Card Master Trust, Class A, Series 2026-A, 4.95%, 07/15/32(1)	600,000	595,350
Mpower Education Trust 2025-A, Class A, Series 2025-A, 6.62%, 07/21/42(1)	340,368	343,185
Mvw 2020-1 LLC, Class A, Series 2020-1A, 1.74%, 10/20/37(1)	164,956	164,741
Nmef Funding 2025-A LLC, Class B, Series 2025-A, 5.18%, 07/15/32(1)	190,000	190,212
Nmef Funding 2026-A LLC, Class C, Series 2026-A, 4.71%, 02/15/34(1)	1,120,000	1,104,062
Post Road Equipment Finance 2026-1 LLC, Class C, Series 2026-1A, 5.12%, 06/15/33(1)	785,000	779,851
Powerpay Issuance Trust 2025-1, Class A, Series 2025-1A, 5.23%, 11/18/41(1)	276,843	275,540
Prestige Auto Receivables Trust 2025-1, Class C, Series 2025-1A, 5.52%, 02/15/30(1)	2,000,000	2,005,630
Reach ABS Trust 2024-2, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	95,864	96,304
Reach ABS Trust 2025-1, Class A, Series 2025-1A, 4.96%, 08/16/32(1)	71,462	71,527
Santander Mortgage Asset Receivable Trust 2025-Ces1, Class A1A, Series 2025-CES1, 5.04%, 09/25/55(1)(2)	569,538	563,326
Sierra Timeshare 2025-3 Receivables Funding LLC, Class A, Series 2025-3A, 4.44%, 08/22/44(1)	517,171	514,105
Sotheby’s Artfi Master Trust, Class A1, Series 2026-1A, 4.80%, 06/20/33(1)	825,000	820,587
Star 2025-Sfr5 Trust, Class A, Series 2025-SFR5, 5.13%, (TSFR1M + 1.45%), 02/17/42(1)(3)	1,647,825	1,646,638
Switch ABS Issuer LLC, Class A2, Series 2024-2A, 5.44%, 06/25/54(1)	1,000,000	990,564
United Auto Credit Securitization Trust 2022-2, Class D, Series 2022-2, 6.84%, 01/10/28(1)	28,515	28,539
Upg Hi 2026-1 Issuer Trust, Class A, Series 2026-1, 5.03%, 02/25/48(1)	497,697	495,552

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Securitized Income ETF (continued)

July 31, 2026

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Asset Backed Security (continued)
Upgrade Master Pass-Thru Trust Series 2025-St4, Class A, Series 2025-ST4, 5.50%, 08/16/32(1)	$179,423	$179,593
Upstart Securitization Trust 2026-1, Class B, Series 2026-1, 4.98%, 03/20/36(1)	600,000	597,044
Upx Hil 2025-1 Issuer Trust, Class A, Series 2025-1, 5.16%, 01/25/47(1)	364,143	361,869
US Bank NA, Class C, Series 2026-RVM1, 5.60%, 12/25/46(1)	706,079	696,847
Veros Auto Receivables Trust 2025-1, Class C, Series 2025-1, 6.17%, 12/17/29(1)	1,495,000	1,509,820
Total Asset Backed Security		35,278,739
Commercial Mortgage Backed Securities - 3.8%
Ala Trust 2025-Oana, Class A, Series 2025-OANA, 5.42%, (TSFR1M + 1.74%), 06/15/40(1)(3)	1,390,000	1,397,191
Hudson Yards Mortgage Trust, Class A, Series 2026-10HY, 5.09%, 12/10/39(1)(3)(4)	750,000	745,072
Ride 2025-Shre, Class C, Series 2025-SHRE, 6.12%, 02/14/47(1)(3)(4)	990,000	992,060
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(3)(4)	125,047	125,188
Wstn Trust 2023-Maui, Class C, Series 2023-MAUI, 7.69%, 07/05/37(1)(3)(4)	1,000,000	1,007,645
Total Commercial Mortgage Backed Securities		4,267,156
Residential Mortgage Backed Securities - 29.8%
A&d Mortgage Trust 2023-Nqm3, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(2)	91,986	91,764
Angel Oak Mortgage Trust, Class A1, Series 2020-4, 1.47%, 06/25/65(1)(3)(4)	881,262	861,983
Angel Oak Mortgage Trust 2021-3, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(3)(4)	41,140	35,766
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(3)(4)	159,386	155,312
Aspire Mortgage Trust, Class A1, Series 2026-1, 4.86%, 01/25/66(1)(3)(4)	533,841	527,381
Cim Trust 2022-R2, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(3)(4)	611,612	571,137
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(3)(4)	968,007	972,666
Citigroup Mortgage Loan Trust, Class A1, Series 2019-RP1, 3.50%, 01/25/66(1)(3)(4)	322,303	315,870
Colt 2021-Rpl1 Trust, Class A1, Series 2021-RPL1, 1.67%, 09/25/61(1)(3)(4)	138,027	126,673
Colt 2023-4 Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)(2)	43,029	43,134
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(2)	287,759	287,685
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(1)(2)	1,266,516	1,248,437
Coopr Residential Mortgage Trust 2025-Ces1, Class A1A, Series 2025-CES1, 5.65%, 05/25/60(1)(2)	1,203,254	1,205,389
Coopr Residential Mortgage Trust 2025-Ces2, Class A1A, Series 2025-CES2, 5.50%, 06/25/60(1)(2)	431,411	431,297

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Corevest American Finance 2022-1 Trust, Class A, Series 2022-1, 4.74%, 06/17/55(1)(3)(4)	$116,961	$117,220
Csmc 2017-Rpl1 Trust, Class A1, Series 2017-RPL1, 2.75%, 07/25/57(1)(3)(4)	786,406	771,807
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(3)(4)	588,081	526,221
Deephaven Residential Mortgage Trust, Class A1, Series 2026-INV3, 5.47%, 06/25/71(1)(3)(4)	1,143,763	1,141,822
Deephaven Residential Mortgage Trust 2021-4, Class A1, Series 2021-4, 1.93%, 11/25/66(1)(3)(4)	179,820	158,110
Efmt 2025-Nqm2, Class A1, Series 2025-NQM2, 5.60%, 06/25/70(1)(3)(4)	965,835	966,767
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(3)(4)	60,788	58,199
Ellington Financial Mortgage Trust, Class A1A, Series 2025-NQM6, 5.00%, 12/25/70(1)(2)	623,495	618,134
Ellington Financial Mortgage Trust, Class A1, Series 2026-NQM6, 5.47%, 06/25/71(1)(3)(4)	1,114,950	1,109,629
Ellington Financial Mortgage Trust, Class A1, Series 2026-NQM7, 5.60%, 07/25/71(1)(3)(4)	996,713	995,233
Ellington Financial Mortgage Trust 2017-1, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(3)(4)	32,778	28,262
Firstkey Homes 2021-Sfr1 Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	795,000	793,162
Government National Mortgage Association, Class JA, Series 2025-125, 5.00%, 11/16/50(3)(4)	1,718,922	1,709,357
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(3)(4)	287,806	288,395
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(3)(4)	1,046,526	1,048,245
J.P. Morgan Mortgage Trust, Class A1, Series 2026-ACES1, 4.89%, 04/25/66(1)(3)(4)	1,064,063	1,048,330
JPMorgan Trust 2015-5, Class A2, Series 2015-5, 5.14%, 05/25/45(1)(3)(4)	170,999	170,753
Lhome Mortgage Trust, Class A1, Series 2026-RTL1, 4.91%, 01/25/41(1)(2)	870,000	863,017
MetLife Securitization Trust, Class A, Series 2017-1A, 3.00%, 04/25/55(1)(3)(4)	1,095,373	1,044,400
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(3)(4)	47,630	47,138
Mfa 2023-Inv2 Trust, Class A1, Series 2023-INV2, 6.78%, 10/25/58(1)(2)	267,490	267,372
Mfa 2024-Nqm2 Trust, Class A1, Series 2024-NQM2, 5.27%, 08/25/69(1)(2)	637,648	635,595
Mfa 2025-Nqm5 Trust, Class A1, Series 2025-NQM5, 5.19%, 11/25/70(1)(3)(4)	543,401	538,301
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(3)(4)	340,789	332,659
New Residential Mortgage Loan Trust 2017-2, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(3)(4)	17,568	16,813
New Residential Mortgage Loan Trust 2024-Nqm3, Class A1, Series 2024-NQM3, 5.47%, 11/25/64(1)(2)	75,238	75,112

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Securitized Income ETF (continued)

July 31, 2026

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
New Residential Mortgage Loan Trust 2026-Nqm3, Class A1, Series 2026-NQM3, 4.83%, 02/25/66(1)(3)(4)	$762,472	$751,410
Nymt Loan Trust 2026-Inv2, Class A1, Series 2026-INV2, 5.48%, 04/25/61(1)(3)(4)	987,797	985,947
Obx 2023-Nqm9 Trust, Class A1, Series 2023-NQM9, 7.16%, 10/25/63(1)(2)	232,062	232,447
Obx 2024-Hyb1 Trust, Class A1, Series 2024-HYB1, 3.68%, 03/25/53(1)(3)(4)	2,088,340	2,101,500
Obx 2024-Nqm1 Trust, Class A1, Series 2023-NQM1, 5.93%, 11/25/63(1)(2)	49,978	50,138
Obx 2024-Nqm9 Trust, Class A1, Series 2024-NQM9, 6.03%, 01/25/64(1)(2)	961,983	965,685
Obx 2026-Nqm5 Trust, Class A1, Series 2026-NQM5, 5.32%, 01/25/66(1)(3)(4)	538,975	536,393
OBX Trust, Class A1, Series 2024-HYB2, 3.71%, 04/25/53(1)(3)(4)	326,731	328,118
OBX Trust, Class A2, Series 2018-1, 4.49%, (1-Month SOFR + 0.76%), 06/25/57(1)(3)	16,815	16,718
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(2)	101,029	100,798
OBX Trust, Class A1, Series 2026-NQM8, 5.30%, 05/25/66(1)(3)(4)	984,544	980,902
PRKCM Trust, Class A1, Series 2026-AFC3, 5.38%, 05/01/61(1)(3)(4)	544,117	541,368
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(3)(4)	76,191	76,402
Rckt Mortgage Trust 2023-Ces2, Class A1A, Series 2023-CES2, 6.81%, 09/25/43(1)(3)(4)	40,312	40,294
Rckt Mortgage Trust 2024-Ces8, Class A1A, Series 2024-CES8, 5.49%, 11/25/44(1)(2)	1,140,016	1,141,534
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(3)(4)	434,741	372,938
Starwood Mortgage Residential Trust 2020-1, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(3)(4)	32,194	31,092
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(3)(4)	900,000	856,036
Towd Point Mortgage Trust, Class A1A, Series 2024-CES1, 5.85%, 01/25/64(1)(3)(4)	287,871	288,077
Towd Point Mortgage Trust 2017-6, Class A2, Series 2017-6, 3.00%, 10/25/57(1)(3)(4)	420,000	404,661
VCAT LLC, Class A1, Series 2026-NPL3, 5.57%, 05/25/56(1)(2)	254,404	254,263
Verus Securitization Trust 2023-8, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(2)	112,900	113,223
Total Residential Mortgage Backed Securities		33,414,491
Total Mortgage Backed Securities
(Cost $77,378,744)		77,055,825
ASSET BACKED SECURITIES – 30.7%
Adams Outdoor Advertising LP, Class A2, Series 2026-1, 5.95%, 07/20/56(1)	1,000,000	1,003,366
Affirm Master Trust, Class A, Series 2025-3A, 4.45%, 10/16/34(1)	580,000	574,970
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(1)	785,000	787,489

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Class D, Series 2024-3, 6.04%, 07/12/30(1)	$1,100,000	$1,115,293
American Credit Acceptance Receivables Trust, Class D, Series 2025-2, 5.50%, 07/14/31(1)	1,110,000	1,118,073
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(1)	1,005,000	1,007,975
Avis Budget Rental Car Funding Aesop LLC, Class B, Series 2023-7A, 6.44%, 08/21/28(1)	1,220,000	1,236,997
Bridgecrest Lending Auto Securitization Trust, Class B, Series 2024-4, 4.77%, 08/15/30	1,260,000	1,262,149
Cherry Securitization Trust, Class A, Series 2026-1A, 5.43%, 01/17/34(1)	1,150,000	1,148,826
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(1)	789,000	792,318
Eclipse Aircraft LLC, Class A, Series 2026-1, 5.63%, 05/15/51(1)	788,658	784,855
Exeter Automobile Receivables Trust, Class D, Series 2025-3A, 5.57%, 10/15/31	1,200,000	1,210,883
Exeter Automobile Receivables Trust, Class D, Series 2026-3A, 5.44%, 10/15/32	1,120,000	1,117,786
Jack in the Box Funding LLC, Class A2, Series 2026-1A, 7.62%, 05/25/56(1)	1,125,000	1,123,385
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(1)	995,000	1,000,325
LAD Select Auto Receivables Trust, Class E, Series 2026-A, 7.45%, 06/15/34(1)	1,125,000	1,127,729
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(1)	1,375,000	1,374,385
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(1)	2,100,000	2,104,691
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	6,629	6,634
Peac Solutions Receivables 2025-1 LLC, Class C, Series 2025-1A, 5.49%, 07/20/32(1)	1,000,000	1,007,401
Planet Fitness Master Issuer LLC, Class A2I, Series 2024-1A, 5.77%, 06/05/54(1)	1,431,503	1,438,482
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	560,187	566,869
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(3)(4)	1,106,648	1,110,035
Scooter’s Coffee Issuer LLC, Class A2, Series 2026-1A, 6.38%, 05/20/56(1)	800,000	791,955
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(1)	1,257,600	1,265,590
Switch ABS Issuer LLC, Class A2, Series 2025-1A, 5.04%, 03/25/55(1)	1,000,000	970,028
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(1)	2,100,000	2,061,557
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)(5)(6)	325,000	159,250
Triton Container Finance IX LLC, Class A, Series 2026-1A, 5.26%, 05/20/51(1)	394,667	391,994
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	591,000	593,172
Upgrade Auto Receivables Trust, Class B, Series 2025-1A, 4.90%, 01/15/32(1)	339,000	333,792

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Securitized Income ETF (continued)

July 31, 2026

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Upgrade Master Pass-Thru Trust, Class B, Series 2026-ST2, 5.43%, 06/15/34(1)	$650,000	$649,356
Upstart Securitization Trust, Class B, Series 2026-3, 5.35%, 07/20/36(1)	1,100,000	1,098,024
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(1)	101,392	101,654
Westlake Automobile Receivables Trust, Class D, Series 2025-2A, 5.08%, 05/15/31(1)	1,620,000	1,617,210
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	408,500	389,635
Total Asset Backed Securities
(Cost $34,788,390)		34,444,133
CORPORATE BOND – 0.2%
Industrials – 0.2%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)
(Cost $209,723)	210,480	210,622

TOTAL INVESTMENTS - 99.7%
(Cost $112,376,857)		111,710,580
Other Assets in Excess of Liabilities - 0.3%		384,423
Net Assets - 100.0%		$112,095,003

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $102,314,966, or 91.3% of net assets.

(2)Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2026.

(3)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.

(4)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(5)Security in default, no interest payments are being received.

(6)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Abbreviations:

SOFR — Secured Overnight Financing Rate

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Mortgage Backed Securities	$—	$77,055,825	$—	$77,055,825
Asset Backed Securities	—	34,284,883	159,250	34,444,133
Corporate Bond	—	210,622	—	210,622
Total	$—	$111,551,330	$159,250	$111,710,580

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended July 31, 2026.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES – 31.5%
A&D Mortgage Trust, Class A1, Series 2026-NQM5, 5.66%, 07/25/71(1)(2)(3)	$49,882	$49,866
ACM Auto Trust, Class A, Series 2025-3A, 5.01%, 01/22/30(3)	7,369	7,325
Affirm Asset Securitization Trust, Class B, Series 2026-X1, 4.59%, 04/15/31(3)	45,000	44,911
Affirm Master Trust, Class A, Series 2025-3A, 4.45%, 10/16/34(3)	130,000	128,872
American Credit Acceptance Receivables Trust, Class C, Series 2025-1, 5.09%, 08/12/31(3)	30,000	30,095
American Credit Acceptance Receivables Trust, Class C, Series 2026-1, 4.55%, 01/12/33(3)	40,000	39,704
American Credit Acceptance Receivables Trust, Class D, Series 2025-2, 5.50%, 08/12/31(3)	40,000	40,291
American Express Credit Account Master Trust, Class A, Series 2025-5, 4.51%, 07/15/32	125,000	124,673
Amur Equipment Finance Receivables XV LLC, Class D, Series 2025-1A, 5.68%, 08/20/32(3)	35,000	35,104
Auxilior Term Funding LLC, Class B, Series 2026-1A, 5.34%, 08/15/36(3)	40,000	40,057
Auxilior Term Funding LLC, Class C, Series 2023-1A, 6.50%, 11/15/30(3)	120,000	121,668
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2025-1, 5.15%, 12/17/29	25,000	25,113
Bridgecrest Lending Auto Securitization Trust, Class C, Series 2026-1, 4.44%, 11/17/31	40,000	39,606
Bridgecrest Lending Auto Securitization Trust, Class D, Series 2025-2, 5.62%, 03/17/31	30,000	30,243
CARDS II Trust, Class A, Series 2026-1A (Canada), 4.23%, (SOFR + 0.60%), 04/15/31(1)(3)	40,000	40,129
Carmax Select Receivables Trust, Class C, Series 2025-B, 4.83%, 06/16/31	100,000	99,415
Carvana Auto Receivables Trust, Class B, Series 2021-P3, 1.42%, 08/10/27	47,313	47,135
Carvana Auto Receivables Trust, Class C, Series 2023-N4, 6.59%, 02/11/30(3)	200,000	202,268
CPS Auto Receivables Trust, Class C, Series 2024-A, 5.74%, 04/15/30(3)	14,531	14,581
CPS Auto Receivables Trust, Class C, Series 2025-A, 5.25%, 04/15/31(3)	30,000	30,126
Dext ABS LLC, Class B, Series 2023-2, 6.41%, 05/15/34(3)	24,199	24,344
Drive Auto Receivables Trust, Class C, Series 2024-1, 5.43%, 11/17/31	25,000	25,211
DT Auto Owner Trust, Class C, Series 2023-3A, 6.40%, 05/15/29(3)	76,675	77,013
Elara HGV Timeshare Issuer LLC, Class A, Series 2023-A, 6.16%, 02/25/38(3)	85,847	87,996
Exeter Automobile Receivables Trust, Class B, Series 2024-5A, 4.48%, 04/16/29	15,809	15,819
Exeter Automobile Receivables Trust, Class C, Series 2026-2A, 4.91%, 08/16/32	40,000	39,743
Exeter Automobile Receivables Trust, Class D, Series 2025-3A, 5.57%, 10/15/31	40,000	40,363
Exeter Automobile Receivables Trust, Class D, Series 2026-3A, 5.44%, 10/15/32	40,000	39,921
FinBe USA Trust, Class A, Series 2025-1A, 5.70%, 12/15/28(3)	15,519	15,513

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Class B, Series 2026-1A, 4.81%, 07/15/32(3)	$40,000	$39,928
Flagship Credit Auto Trust, Class B, Series 2024-3, 5.35%, 07/16/29(3)	30,000	30,006
Ford Credit Auto Owner Trust 2024-D, Class A3, Series 2024-D, 4.61%, 08/15/29	140,000	140,400
GLS Auto Receivables Issuer Trust, Class C, Series 2026-2A, 4.90%, 01/15/32(3)	70,000	69,762
GLS Auto Select Receivables Trust, Class A3, Series 2023-2A, 6.38%, 02/15/29(3)	220,095	221,321
GLS Auto Select Receivables Trust, Class B, Series 2025-1A, 5.04%, 02/15/31(3)	126,000	126,570
Hilton Grand Vacations Trust, Class A, Series 2024-2A, 5.50%, 03/25/38(3)	33,768	34,124
Hilton Grand Vacations Trust, Class A, Series 2026-2A, 4.83%, 03/27/45(3)	46,656	46,524
Hinnt, Class A, Series 2024-A, 5.49%, 03/15/43(3)	31,964	32,355
Huntington Bank Auto Credit-Linked Notes, Class B1, Series 2024-1, 6.15%, 05/20/32(3)	6,035	6,084
LAD Auto Receivables Trust, Class C, Series 2024-3A, 4.93%, 03/15/30(3)	35,000	35,031
LAD Auto Receivables Trust, Class D, Series 2025-1A, 5.52%, 05/17/32(3)	30,000	30,161
LBZST, Class A, Series 2025-B, 5.57%, 06/17/30	44,580	44,550
Lendbuzz Securitization Trust, Class A2, Series 2024-2A, 5.99%, 05/15/29(3)	67,716	68,018
Lendbuzz Securitization Trust, Class A2, Series 2025-1A, 5.10%, 10/15/30(3)	47,511	47,580
Lendmark Funding Trust, Class A, Series 2025-3A, 4.51%, 05/21/35(3)	50,000	49,292
Lobel Automobile Receivables Trust, Class A, Series 2026-1, 4.88%, 10/16/28(3)	34,428	34,444
Mariner Finance Issuance, Class A, Series 2025-AA, 4.98%, 05/20/38(3)	65,000	64,931
Marlette Funding Trust, Class B, Series 2024-1A, 6.07%, 07/17/34(3)	784	784
Metronet Infrastructure Issuer LLC, Class A2, Series 2025-2A, 5.40%, 08/20/55(3)	30,000	29,987
MMP Capital LLC, Class B, Series 2025-A, 5.72%, 12/15/31(3)	35,000	35,078
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(3)	829	829
Nmef Funding, Class A2, Series 2024-A, 5.15%, 12/15/31(3)	16,575	16,630
Oaktree Abf Equipment St LLC, Class B, Series 2026-1A, 4.91%, 10/17/33(3)	40,000	39,726
Octane Receivables Trust, Class A2, Series 2025-1A, 4.25%, 02/20/31(3)	47,041	46,971
Octane Receivables Trust, Class B, Series 2024-1A, 5.66%, 05/20/30(3)	25,000	25,176
OneMain Financial Issuance Trust, Class B, Series 2025-1A, 5.05%, 07/14/38(3)	30,000	29,914
Oportun Issuance Trust, Class A, Series 2021-C, 2.18%, 10/08/31(3)	42,338	41,794
Own Equipment Fund I LLC, Class A, Series 2024-2M, 5.70%, 12/20/32(3)	21,653	21,576

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Peac Solutions Receivables, Class B, Series 2024-1A, 5.79%, 11/20/30(3)	$30,000	$30,406
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(3)	48,925	49,508
RCKT Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	36,827	36,939
RCKT Mortgage Trust, Class A1A, Series 2024-CES3, 6.59%, 05/25/44(1)(2)(3)	46,248	46,542
RCKT Trust, Class B, Series 2025-1A, 4.99%, 07/25/34(3)	40,000	40,013
Reach ABS Trust, Class B, Series 2025-2A, 5.12%, 08/18/32(3)	40,000	39,836
Regional Management Issuance Trust, Class A, Series 2024-2, 5.11%, 12/15/33(3)	30,000	30,048
RKTL, Class B, Series 2026-2A, 4.85%, 05/25/35(3)	50,000	49,886
Sbna Auto Receivables Trust, Class C, Series 2024-A, 5.59%, 01/15/30(3)	18,000	18,089
Scalelogix Abs US Issuer LLC, Class A2, Series 2025-1A, 5.67%, 07/25/55(3)	30,000	29,095
Scooter’s Coffee Issuer LLC, Class A2, Series 2026-1A, 6.38%, 05/20/56(3)	30,000	29,698
Sierra Timeshare Receivables Funding LLC, Class B, Series 2026-1A, 4.80%, 12/22/42(3)	39,777	39,341
Sofi Consumer Loan Program Trust, Class A, Series 2025-1, 4.80%, 02/27/34(3)	23,345	23,382
Sofi Consumer Loan Program Trust, Class C, Series 2026-1, 4.74%, 12/26/35(3)	40,000	39,482
Subway Funding LLC, Class A2II, Series 2024-1A, 6.27%, 07/30/54(3)	29,475	29,662
Switch ABS Issuer LLC, Class A2, Series 2025-1A, 5.04%, 03/25/55(3)	40,000	38,801
Taco Bell Funding LLC, Class A2I, Series 2025-1A, 4.82%, 08/25/55(3)	50,000	49,085
Tesla Lease Electric Vehicle Securitization LLC, Class A2, Series 2025-A, 4.14%, 06/20/28(3)	33,690	33,672
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(3)(4)(5)	30,000	14,700
Triton Container Finance IX LLC, Class A, Series 2026-1A, 5.26%, 05/20/51(3)	39,467	39,199
TSC SPV Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(3)	34,475	34,602
United Auto Credit Securitization Trust, Class D, Series 2023-1, 8.00%, 07/10/28(3)	4,088	4,094
Upstart Securitization Trust, Class A2, Series 2025-3, 4.60%, 09/20/35(3)	77,241	77,207
US Bank NA, Class B, Series 2023-1, 6.79%, 08/25/32(3)	2,449	2,459
Veros Auto Receivables Trust, Class B, Series 2026-1, 4.84%, 05/15/29(3)	40,000	39,950
VFI ABS LLC, Class A, Series 2025-1A, 4.78%, 06/24/30(3)	27,858	27,883
Westlake Automobile Receivables Trust, Class A3, Series 2025-3A, 4.22%, 06/15/29(3)	65,000	64,935
Westlake Automobile Receivables Trust, Class B, Series 2024-2A, 5.62%, 03/15/30(3)	27,652	27,724
Westlake Automobile Receivables Trust, Class C, Series 2025-2A, 4.85%, 01/15/31(3)	30,000	30,012

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Class C, Series 2026-1A, 4.37%, 06/16/31(3)	$40,000	$39,629
Westlake Automobile Receivables Trust, Class D, Series 2025-2A, 5.08%, 05/15/31(3)	40,000	39,931
Wingspire Equipment Finance LLC, Class A2, Series 2025-1A, 4.33%, 09/20/33(3)	62,927	62,839
Wingstop Funding LLC, Class A2, Series 2020-1A, 2.84%, 12/05/50(3)	49,250	47,850
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(3)	38,000	36,245
Total Asset Backed Securities
(Cost $4,224,684)		4,209,395
MORTGAGE BACKED SECURITIES - 28.9%
Agency Mortgage Backed Security - 7.5%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	90,179	92,322
Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	120,374	122,438
Federal Home Loan Mortgage Corporation, 6.00%, 08/01/53	22,674	23,055
Federal Home Loan Mortgage Corporation, 6.00%, 12/01/54	88,879	90,016
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	52,656	50,911
Federal Home Loan Mortgage Corporation, 5.00%, 01/01/55	234,537	226,919
Federal Home Loan Mortgage Corporation, 5.00%, 02/01/55	60,988	58,965
Federal National Mortgage Association, 6.00%, 10/01/53	106,075	108,120
Federal National Mortgage Association, 6.00%, 08/01/54	39,969	40,503
Federal National Mortgage Association, 6.00%, 01/01/55	39,818	40,406
Federal National Mortgage Association, 4.00%, 03/01/55	94,744	86,928
Federal National Mortgage Association, 5.50%, 07/01/55	64,103	63,527
Total Agency Mortgage Backed Security		1,004,110
Commercial Mortgage Backed Securities - 3.4%
BBCMS Trust, Class A, Series 2018-CBM, 4.97%, (1-Month SOFR + 1.30%), 07/15/37(1)(3)	39,000	38,269
Bx Commercial Mortgage Trust, Class A, Series 2024-XL5, 5.07%, (1-Month SOFR + 1.39%), 03/15/41(1)(3)	48,429	48,543
BX Trust, Class C, Series 2025-ROIC, 5.22%, (1-Month SOFR + 1.54%), 03/15/30(1)(3)	24,099	24,056
BX Trust, Class B, Series 2019-OC11, 3.61%, 12/09/41(3)	120,000	113,197
Mssg Trust, Class A, Series 2017-237P, 3.40%, 09/13/39(3)	32,000	30,592
New York Commercial Mortgage Trust, Class A, Series 2025-300P, 4.88%, 07/13/42(1)(2)(3)	40,000	39,342
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(3)	166,730	166,917
Total Commercial Mortgage Backed Securities		460,916

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities - 18.0%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(3)(6)	$29,580	$28,420
Angel Oak Mortgage Trust, Class A1, Series 2022-5, 5.50%, 05/25/67(3)(6)	41,832	41,778
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(3)	34,076	33,205
Arroyo Mortgage Trust, Class A1B, Series 2020-1, 2.10%, 03/25/55(3)	58,915	57,795
Aspire Mortgage Trust, Class A1, Series 2026-1, 4.86%, 01/25/66(1)(2)(3)	92,042	90,928
Citigroup Mortgage Loan Trust, Class A2, Series 2025-INV1, 6.00%, 01/25/55(1)(2)(3)	71,704	72,049
Citigroup Mortgage Loan Trust, Class A1, Series 2019-RP1, 3.50%, 01/25/66(1)(2)(3)	25,192	24,689
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64(1)(2)(3)	47,253	46,790
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(3)(6)	135,949	135,914
Coopr Residential Mortgage Trust, Class A1A, Series 2025-CES3, 4.84%, 09/25/60(3)(6)	86,158	84,928
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(3)	117,616	105,244
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	113,613	108,774
FS, Class A, Series 2026-ORL, 5.03%, (1-Month SOFR + 1.35%), 02/15/41(1)(3)	40,000	40,091
Government National Mortgage Association, Class JA, Series 2025-125, 5.00%, 11/16/50(1)(2)	68,757	68,374
J.P. Morgan Mortgage Trust, Class A1A, Series 2024-CES1, 5.92%, 06/25/54(3)(6)	19,635	19,676
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES1, 5.67%, 05/25/55(1)(2)(3)	57,561	57,679
J.P. Morgan Mortgage Trust, Class A1, Series 2025-CES2, 5.59%, 06/25/55(1)(2)(3)	19,278	19,310
J.P. Morgan Mortgage Trust, Class A1, Series 2026-ACES1, 4.89%, 04/25/66(1)(2)(3)	26,602	26,208
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	102,798	101,736
Mill City Mortgage Loan Trust, Class A1, Series 2019-GS2, 2.75%, 08/25/59(1)(2)(3)	31,856	31,096
Mill City Mortgage Loan Trust, Class A1B, Series 2018-4, 3.50%, 04/25/66(1)(2)(3)	29,272	28,746
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56(1)(2)(3)	31,323	29,319
New Residential Mortgage Loan Trust, Class A1, Series 2018-3A, 4.50%, 05/25/58(1)(2)(3)	45,100	43,251
New Residential Mortgage Loan Trust, Class A1, Series 2021-NQ2R, 0.94%, 10/25/58(1)(2)(3)	45,509	43,859
NYMT Loan Trust, Class A1, Series 2021-CP1, 2.04%, 07/25/61(3)	37,381	35,049
OBX Trust, Class A2, Series 2018-1, 4.49%, (1-Month SOFR + 0.76%), 06/25/57(1)(3)	13,452	13,375
OBX Trust, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(3)(6)	182,291	181,875
OBX Trust, Class A1A, Series 2026-R3, 5.73%, 07/25/63(3)(6)	200,000	200,424

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
PMT Loan Trust, Class A3, Series 2025-INV3, 5.50%, 03/25/56(1)(2)(3)	$71,733	$70,732
PRET LLC, Class A1, Series 2026-NPL2, 5.07%, 02/25/56(3)(6)	45,265	44,922
PRKCM Trust, Class A1A, Series 2025-AFC1, 5.10%, 10/25/60(3)(6)	134,214	133,371
PRPM Trust, Class A1, Series 2026-R1, 5.00%, 01/25/68(1)(2)(3)	50,000	49,233
RCKT Mortgage Trust, Class A1A, Series 2024-CES1, 6.03%, 02/25/44(1)(2)(3)	95,501	95,766
RCKT Mortgage Trust, Class A1A, Series 2024-CES6, 5.34%, 09/25/44(3)(6)	54,233	54,199
RCKT Mortgage Trust, Class A1A, Series 2024-CES9, 5.58%, 12/25/44(3)(6)	62,054	62,138
Starwood Mortgage Residential Trust, Class A1, Series 2021-3, 1.13%, 06/25/56(1)(2)(3)	66,883	57,375
Towd Point Mortgage Trust, Class A1A, Series 2018-6, 3.75%, 03/25/58(1)(2)(3)	2,465	2,459
Towd Point Mortgage Trust, Class A1A, Series 2024-CES1, 5.85%, 01/25/64(1)(2)(3)	43,617	43,648
Verus Securitization Trust, Class A1, Series 2021-R1, 0.82%, 10/25/63(1)(2)(3)	18,290	17,843
Total Residential Mortgage Backed Securities		2,402,268
Total Mortgage Backed Securities
(Cost $3,859,961)		3,867,294
CORPORATE BONDS – 21.6%
Commercial & Residential Mortgage Finance – 0.0%(7)
Rocket Cos., Inc., 6.13%, 08/01/30(3)	5,000	5,043
Communication Services – 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(3)	32,000	31,618
Cipher Compute LLC, 7.13%, 11/15/30(3)	10,000	10,212
Directv Financing LLC, 8.88%, 02/01/30(3)	10,000	10,194
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(3)	3,000	3,000
Gray Media, Inc., 7.25%, 08/15/33(3)	15,000	14,851
Meridian Arc Holdco LLC, 6.25%, 04/30/31(3)	10,000	9,618
Nexstar Media, Inc., 6.50%, 09/15/33(3)	5,000	4,979
Nexstar Media, Inc., 7.25%, 04/15/34(3)	5,000	5,015
Oak-Eagle Acquireco, Inc., 7.25%, 07/01/33(3)	10,000	10,370
Sinclair Television Group, Inc., 8.13%, 02/15/33(3)	10,000	10,267
Snap, Inc., 6.88%, 03/01/33(3)	5,000	4,888
Snap, Inc., 6.88%, 03/15/34(3)	5,000	4,847
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(3)	10,000	9,299
T-Mobile USA, Inc., 3.88%, 04/15/30	20,000	19,213
Univision Communications, Inc., 7.38%, 06/30/30(3)	15,000	14,946
Verizon Communications, Inc., 6.05%, (US 5 Year CMT T- Note + 1.81%), 05/14/58(1)	25,000	24,596
Total Communication Services		187,913

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary – 1.4%
Hilton Domestic Operating Co., Inc., 5.88%, 04/01/29(3)	$15,000	$15,123
Hilton Domestic Operating Co., Inc., 5.50%, 09/15/31(3)	3,000	2,975
Hilton Domestic Operating Co., Inc., 5.75%, 09/15/33(3)	15,000	14,872
Meritage Homes Corp., 3.88%, 04/15/29(3)	30,000	29,043
Newell Brands, Inc., 6.38%, 09/15/27	31,000	31,191
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(3)	15,000	14,920
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(3)	10,000	10,049
Stellantis Finance US, Inc., 5.75%, 03/18/30(3)	20,000	19,851
Wayfair LLC, 7.25%, 10/31/29(3)	10,000	10,305
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(3)	33,000	32,459
Total Consumer Discretionary		180,788
Consumer Staples – 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(3)	20,000	19,106
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/29(3)	32,000	31,446
Pilgrim’s Pride Corp., 4.25%, 04/15/31	35,000	33,308
Post Holdings, Inc., 6.25%, 02/15/32(3)	14,000	14,074
Post Holdings, Inc., 6.38%, 03/01/33(3)	15,000	14,783
Total Consumer Staples		112,717
Energy – 1.2%
Buckeye Partners LP, 6.75%, 02/01/30(3)	10,000	10,251
DBR Land Holdings LLC, 6.25%, 12/01/30(3)	10,000	10,093
DT Midstream, Inc., 4.13%, 06/15/29(3)	34,000	33,184
Energy Transfer LP, Series G, 7.13%, (US 5 Year CMT T- Note + 5.31%), perpetual(1)(8)	20,000	20,542
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	10,000	10,444
Hf Sinclair Corp., 5.75%, 01/15/31	15,000	15,249
Kodiak Gas Services LLC, 5.88%, 04/01/31(3)	5,000	4,946
Kodiak Gas Services LLC, 6.50%, 10/01/33(3)	10,000	9,993
Noble Finance II LLC, 8.00%, 04/15/30(3)	14,000	14,481
Occidental Petroleum Corp., 7.88%, 09/15/31	10,000	11,161
Rio Grande LNG LLC, 5.25%, 06/30/31(3)	25,000	24,699
Total Energy		165,043
Financials – 7.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/28(3)	30,000	30,150
Allstate Corp. (The), Series B, 6.85%, (3-Month SOFR + 3.20%), 08/15/53(1)	10,000	10,023
Ally Financial, Inc., 8.00%, 11/01/31	20,000	22,078
American Express Co., 4.60%, (SOFR + 0.93%), 07/26/28(1)	18,000	18,076
American Express Co., 5.09%, (SOFR + 1.02%), 01/30/31(1)	5,000	5,025

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
American National Group, Inc., 7.00%, (US 5 Year CMT T- Note + 3.18%), 12/01/55(1)	$6,000	$5,777
Ameriprise Financial, Inc., 4.80%, 06/15/31	25,000	24,802
Apollo Debt Solutions BDC, 5.20%, 12/08/28(3)	20,000	19,712
Atlas Warehouse Lending Co. LP, 5.25%, 01/15/33(3)	25,000	24,199
Azorra Finance Ltd., 7.25%, 01/15/31(3)	10,000	10,308
Bank of America Corp., Series TT, 6.13%, (US 5 Year CMT T- Note + 3.23%), perpetual(1)(8)	20,000	20,124
Bank of America Corp., 2.69%, (SOFR + 1.32%), 04/22/32(1)	20,000	17,944
Bank of New York Mellon Corp. (The), Series F, 4.63%, (3-Month SOFR + 3.39%), perpetual(1)(8)	25,000	24,976
Blackstone Private Credit Fund, 5.95%, 07/16/29	20,000	19,988
Blue Owl Finance LLC, 3.13%, 06/10/31	35,000	30,586
Capital One Financial Corp., 4.72%, (SOFR + 1.15%), 01/30/32(1)	35,000	34,233
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(1)(8)	30,000	27,725
Citadel Finance LLC, 4.75%, 02/14/29(3)	10,000	9,807
Citadel Finance LLC, 5.15%, 02/14/31(3)	15,000	14,592
Citigroup, Inc., 4.92%, (SOFR + 1.28%), 02/24/28(1)	35,000	35,151
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(1)	30,000	30,366
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance, 5.95%, 09/17/30(3)	20,000	19,204
F&G Annuities & Life, Inc., 6.50%, 06/04/29	25,000	25,506
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(3)	10,000	10,016
Goldman Sachs Group, Inc. (The), Series G, 5.85%, (3-Month SOFR + 2.01%), 10/28/27(1)	25,000	25,097
Goldman Sachs Group, Inc. (The), 4.62%, (SOFR + 0.96%), 01/21/32(1)	10,000	9,994
Goldman Sachs Private Credit Corp., 6.15%, 06/16/31(3)	20,000	19,749
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31	25,000	25,416
Hub International Ltd., 7.25%, 06/15/30(3)	20,000	20,604
Huntington Bancshares, Inc., 6.21%, (SOFR + 2.02%), 08/21/29(1)	25,000	25,655
Iron Mountain, Inc., 5.25%, 07/15/30(3)	15,000	14,667
JPMorgan Chase & Co., 4.82%, (SOFR + 1.18%), 02/24/28(1)	40,000	40,168
JPMorgan Chase & Co., 2.96%, (3-Month SOFR + 2.52%), 05/13/31(1)	35,000	32,455
KeyCorp, Series G, 5.12%, (SOFR + 1.23%), 04/04/31(1)	20,000	19,998
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(3)	27,000	26,939
Morgan Stanley, 3.59%, 07/22/28(1)(2)	60,000	59,353
Northern Trust Corp., 3.38%, (3-Month USD SOFR + 1.13%), 05/08/32(1)	20,000	19,751

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Onemain Finance Corp., 6.63%, 01/15/28	$35,000	$35,372
PNC Financial Services Group, Inc. (The), Series V, 6.20%, (US 5 Year CMT T- Note + 3.24%), perpetual(1)(8)	15,000	15,113
PNC Financial Services Group, Inc. (The), 5.22%, (SOFR + 1.07%), 01/29/31(1)	10,000	10,076
Rga Global Funding, 4.60%, 11/25/30(3)	35,000	34,228
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), perpetual(1)(8)	10,000	10,230
Truist Financial Corp., 7.16%, (SOFR + 2.45%), 10/30/29(1)	30,000	31,420
US Bancorp, 5.05%, (SOFR + 1.06%), 02/12/31(1)	30,000	30,017
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28(1)	20,000	19,867
Wells Fargo & Co., 6.30%, (SOFR + 1.79%), 10/23/29(1)	15,000	15,468
Wells Fargo & Co., 5.15%, (SOFR + 1.50%), 04/23/31(1)	20,000	20,087
Total Financials		1,052,092
Health Care – 2.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(3)	15,000	14,914
Adapthealth LLC, 6.13%, 08/01/28(3)	15,000	15,000
Augusta Spinco Corp., 4.66%, 03/23/31	15,000	14,759
Baxter International, Inc., 4.90%, 12/15/30	25,000	24,539
Centene Corp., 4.63%, 12/15/29	15,000	14,561
Charles River Laboratories International, Inc., 4.25%, 05/01/28(3)	5,000	4,909
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(1)	30,000	30,906
DENTSPLY Sirona, Inc., 3.25%, 06/01/30	30,000	27,751
HCA, Inc., 5.45%, 04/01/31	30,000	30,385
Iqvia, Inc., 6.25%, 02/01/29	20,000	20,555
IQVIA, Inc., 6.25%, 06/01/32(3)	25,000	25,353
Medline Borrower LP, 5.25%, 10/01/29(3)	5,000	4,957
Medline Borrower LP/Medline Co. Issuer, Inc., 6.25%, 04/01/29(3)	14,000	14,254
Medline Borrower LP/Medline Co. Issuer, Inc., 5.00%, 06/15/31(3)	15,000	14,803
Royalty Pharma PLC, 5.15%, 09/02/29	25,000	25,230
Tenet Healthcare Corp., 5.50%, 11/15/32(3)	10,000	9,853
Universal Health Services, Inc., 1.65%, 09/01/26	30,000	29,936
VSP Optical Group, Inc., 5.40%, 06/01/33(3)	25,000	24,751
Total Health Care		347,416
Industrials – 1.6%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(3)	22,755	22,770
Aviation Capital Group LLC, 5.38%, 07/15/29(3)	25,000	25,190
BlueLinx Holdings, Inc., 6.00%, 11/15/29(3)	20,000	19,737
Builders FirstSource, Inc., 4.25%, 02/01/32(3)	10,000	9,110
CoStar Group, Inc., 2.80%, 07/15/30(3)	35,000	31,415
Flowserve Corp., 3.50%, 10/01/30	20,000	18,742
Herc Holdings, Inc., 7.00%, 06/15/30(3)	15,000	15,482
Quikrete Holdings, Inc., 6.38%, 03/01/32(3)	5,000	5,065

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
QXO Building Products, Inc., 6.50%, 07/15/31(3)	$2,000	$2,010
Stanley Black & Decker, Inc., 6.71%, (US 5 Year CMT T- Note + 2.66%), 03/15/60(1)	20,000	19,872
TransDigm, Inc., 6.75%, 08/15/28(3)	30,000	30,225
United Airlines Holdings, Inc., 4.88%, 03/01/29	10,000	9,872
Total Industrials		209,490
Information Technology – 1.4%
Broadcom, Inc., 4.35%, 02/15/30	25,000	24,400
Broadcom, Inc., 4.55%, 02/15/32	10,000	9,642
Cloud Software Group LLC, 9.00%, 09/30/29(3)	25,000	24,517
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(3)	20,000	20,034
Gartner, Inc., 3.75%, 10/01/30(3)	25,000	22,767
Kyndryl Holdings, Inc., 2.70%, 10/15/28	25,000	23,623
Neptune Bidco US, Inc., 9.29%, 04/15/29(3)	14,000	14,274
Oracle Corp., 6.25%, 11/09/32	25,000	24,818
Vontier Corp., 2.40%, 04/01/28	24,000	23,051
Total Information Technology		187,126
Materials – 0.8%
Bayport Polymers LLC, 4.74%, 04/14/27(3)	25,000	25,000
Berry Global, Inc., 5.80%, 06/15/31	30,000	30,869
JH North America Holdings, Inc., 5.88%, 01/31/31(3)	30,000	29,960
LSB Industries, Inc., 6.25%, 10/15/28(3)	15,000	15,012
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(3)	11,000	10,763
Total Materials		111,604
Real Estate – 0.2%
EPR Properties, 4.75%, 11/15/30	20,000	19,466
Millrose Properties, Inc., 6.38%, 08/01/30(3)	10,000	10,083
Total Real Estate		29,549
Transaction & Payment Processing Services – 0.3%
Block, Inc., 6.50%, 05/15/32	20,000	20,220
Global Payments, Inc., 4.88%, 11/15/30	25,000	24,328
Total Transaction & Payment Processing Services		44,548
Transportation – 0.0%(7)
FedEx Freight Holding Co., Inc., 4.65%, 03/15/31(3)	5,000	4,870
Utilities – 1.9%
Chpe LLC, 4.88%, 06/30/31(3)	30,000	29,575
Entergy Corp., 7.13%, (US 5 Year CMT T- Note + 2.67%), 12/01/54(1)	20,000	20,516
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(3)	20,000	19,527
Nextera Energy Capital Holdings, Inc., 6.38%, (US 5 Year CMT T- Note + 2.05%), 08/15/55(1)	20,000	20,093
NiSource, Inc., 6.95%, (US 5 Year CMT T- Note + 2.45%), 11/30/54(1)	10,000	10,283
NRG Energy, Inc., 4.96%, 04/30/31(3)	25,000	24,454
NRG Energy, Inc., 5.88%, 05/15/34(3)	5,000	4,911

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities (continued)
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(3)	$5,000	$4,714
Puget Energy, Inc., 2.38%, 06/15/28	25,000	23,947
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(1)	40,000	39,952
Spire, Inc., 6.25%, (US 5 Year CMT T- Note + 2.56%), 06/01/56(1)	20,000	19,801
Vistra Operations Co. LLC, 6.88%, 04/15/32(3)	25,000	25,837
Xplr Infrastructure Operating Partners LP, 7.25%, 01/15/29(3)	8,000	8,255
Total Utilities		251,865
Total Corporate Bonds
(Cost $2,883,211)		2,890,064
U.S. GOVERNMENT SECURITIES – 9.9%
U.S. Treasury Note
4.63%, 11/15/26	40,000	40,081
4.25%, 11/30/26	65,000	65,074
3.75%, 08/15/27	415,000	413,180
3.50%, 10/31/27	285,000	282,551
3.50%, 02/15/29	20,000	19,609
4.00%, 07/31/29	220,000	217,955
4.00%, 02/28/30	250,000	246,982
3.63%, 08/31/30	35,000	33,993
Total U.S. Government Securities
(Cost $1,331,405)		1,319,425
FOREIGN BONDS – 5.4%†
Consumer Discretionary – 0.8%
Ashtead Capital, Inc., 4.25%, 11/01/29 (United Kingdom)(3)	25,000	24,304
Ashtead Capital, Inc., 5.95%, 10/15/33 (United Kingdom)(3)	15,000	15,275
Flutter Treasury DAC, 5.88%, 06/04/31 (United Kingdom)(3)	25,000	24,639
Ontario Gaming GTA LP/OTG Co. Issuer LLC, 8.00%, 08/01/30 (Canada)(3)	20,000	20,016
Sodexo, Inc., 5.15%, 08/15/30 (France)(3)	25,000	24,980
Total Consumer Discretionary		109,214
Consumer Staples – 0.1%
Imperial Brands Finance PLC, 5.50%, 02/01/30 (United Kingdom)(3)	20,000	20,279
Consumer, Non-cyclical – 0.3%
180 Medical, Inc., 3.88%, 10/15/29 (United Kingdom)(3)	35,000	33,654
Energy – 0.8%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(1)(8)	30,000	29,328
Enbridge, Inc., 7.38%, (US 5 Year CMT T- Note + 3.71%), 01/15/83 (Canada)(1)	20,000	20,420
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(1)	20,000	20,813
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29 (Canada)	20,000	19,944

Security Description	Principal	Value
FOREIGN BONDS (continued)
Energy (continued)
TransCanada Pipelines Ltd., 6.13%, (US 5 Year CMT T- Note + 2.25%), 10/17/56 (Canada)(1)	$12,000	$11,997
Total Energy		102,502
Financials – 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, (US 5 Year CMT T- Note + 2.44%), 01/31/56 (Ireland)(1)	25,000	25,140
Barclays, 7.39%, (US 1 Year CMT T- Note + 3.30%), 11/02/28 (United Kingdom)(1)	20,000	20,621
BPCE SA, 5.18%, (SOFR + 1.22%), 06/02/32 (France)(1)(3)	25,000	24,721
Deutsche Bank AG/New York NY, 5.00%, (SOFR + 1.70%), 09/11/30 (Germany)(1)	25,000	24,917
Intesa Sanpaolo SpA, 5.00%, (US 1 Year CMT T- Note + 0.80%), 06/29/30 (Italy)(1)(3)	10,000	9,957
Lseg US Finance Corp., 4.50%, 03/23/31 (United Kingdom)(3)	25,000	24,405
Natwest Group PLC, 6.48%, (US 5 Year CMT T- Note + 2.20%), 06/01/34 (United Kingdom)(1)	25,000	25,747
Societe Generale SA, 5.63%, (US 1 Year CMT T- Note + 1.75%), 01/19/30 (France)(1)(3)	25,000	25,294
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(1)	25,000	25,775
UBS AG, 5.65%, 09/11/28 (Switzerland)	25,000	25,541
Total Financials		232,118
Health Care – 0.2%
Smith & Nephew PLC, 2.03%, 10/14/30 (United Kingdom)	30,000	26,526
Industrials – 0.4%
Avolon Holdings Funding Ltd., 5.75%, 11/15/29 (Ireland)(3)	25,000	25,397
British Airways Pass-Through Trust, Class A, Series 2021-1, 2.90%, 03/15/35 (United Kingdom)(3)	26,789	24,342
Total Industrials		49,739
Materials – 0.6%
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(3)	10,000	10,030
Ineos Finance PLC, 6.75%, 05/15/28 (Luxembourg)(3)	32,000	31,901
INEOS Finance PLC, 7.50%, 04/15/29 (Luxembourg)(3)	15,000	14,740
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30 (Ireland)	25,000	25,181
Total Materials		81,852
Utilities – 0.5%
Electricite de France SA, 5.70%, 05/23/28 (France)(3)	25,000	25,398
ENEL Finance International NV, 5.13%, 06/26/29 (Italy)(3)	20,000	20,147
National Grid PLC, 5.60%, 06/12/28 (United Kingdom)	20,000	20,335
Total Utilities		65,880
Total Foreign Bonds
(Cost $719,776)		721,764

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration Core Plus Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
TOTAL INVESTMENTS - 97.3%
(Cost $13,019,037)		$13,007,942
Other Assets in Excess of Liabilities - 2.7%		366,221
Net Assets - 100.0%		$13,374,163

†Principal disclosed in USD unless otherwise stated.

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.

(2)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(3)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $8,015,818, or 59.9% of net assets.

(4)Security in default, no interest payments are being received.

(5)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(6)Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2026.

(7)Amount rounds to less than 0.05%.

(8)Perpetual security with no contractual maturity date.

Abbreviations:

CMT — Constant Maturity Treasury Index

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Asset Backed Securities	31.5%
Mortgage Backed Securities	28.9%
Corporate Bonds	21.6%
U.S. Government Securities	9.9%
Foreign Bonds	5.4%
Other Assets in Excess of Liabilities	2.7%
Total	100.0%

Centrally cleared credit default swaps outstanding as of July 31, 2026 were as follows:

Reference Entity	Pay/Receive	Expiration Date	Notional Amount	(Pay)/ Receive Fixed Rate(1)	Payment Frequency	Counterparty	Value	Unrealized Appreciation/ (Depreciation)(2)
CDX.NA.HY.46	Pay	06/20/31	$118,800	5.0%	Quarterly	CITI Group Global Markets, Inc.	$(8,990)	$(104)

(1)The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(2)Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2026.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$4,194,695	$14,700	$4,209,395
Mortgage Backed Securities	—	3,867,294	—	3,867,294
Corporate Bonds	—	2,890,064	—	2,890,064
U.S. Government Securities	—	1,319,425	—	1,319,425
Foreign Bonds	—	721,764	—	721,764
Total	$—	$12,993,242	$14,700	$13,007,942

Liability Valuation Inputs
Swaps(1)	$—	$104	$—	$104
Total	$—	$104	$—	$104

(1) Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended July 31, 2026.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
CORPORATE BONDS – 83.3%
Commercial & Residential Mortgage Finance – 0.6%
Rocket Cos., Inc., 6.13%, 08/01/30(1)	$190,000	$191,644
Communication Services – 5.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	332,000	330,106
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/31(1)	75,000	74,775
Cipher Compute LLC, 7.13%, 11/15/30(1)	100,000	102,126
Directv Financing LLC, 8.88%, 02/01/30(1)	35,000	35,678
Directv Financing LLC, 8.88%, 02/01/30(1)	90,000	91,416
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(1)	20,000	20,003
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 9.25%, 06/01/32(1)	20,000	20,485
Gray Media, Inc., 9.63%, 07/15/32(1)	100,000	101,153
Gray Media, Inc., 7.25%, 08/15/33(1)	55,000	54,455
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	230,000	228,390
Meridian Arc Holdco LLC, 6.25%, 04/30/31(1)	85,000	81,753
Nexstar Media, Inc., 6.50%, 09/15/33(1)	65,000	64,723
Nexstar Media, Inc., 7.25%, 04/15/34(1)	35,000	35,107
Oak-Eagle Acquireco, Inc., 7.25%, 07/01/33(1)	105,000	108,881
Sinclair Television Group, Inc., 8.13%, 02/15/33(1)	145,000	148,875
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(1)	90,000	83,688
Univision Communications, Inc., 7.38%, 06/30/30(1)	150,000	149,460
Total Communication Services		1,731,074
Consumer Discretionary – 8.3%
American Axle & Manufacturing, Inc., 5.00%, 10/01/29	45,000	43,509
Aptiv Swiss Holdings Ltd., 6.88%, (US 5 Year CMT T- Note + 3.39%), 12/15/54(2)	160,000	162,364
Caesars Entertainment, Inc., 4.63%, 10/15/29(1)	110,000	104,594
Churchill Downs, Inc., 5.75%, 04/01/30(1)	340,000	339,140
Ford Motor Co., 3.25%, 02/12/32	95,000	83,105
Hilton Domestic Operating Co., Inc., 5.88%, 04/01/29(1)	165,000	166,351
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/31(1)	165,000	154,932
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/29(1)	125,000	121,280
Lindblad Expeditions LLC, 7.00%, 09/15/30(1)	45,000	46,351
Newell Brands, Inc., 6.38%, 09/15/27	60,000	60,370
Newell Brands, Inc., 6.63%, 09/15/29	174,000	176,205
Newell Brands, Inc., 6.38%, 05/15/30	80,000	80,928
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(1)	125,000	124,334
Risewell Homes, Inc., 9.25%, 10/01/29(1)	135,000	137,005
Risewell Homes, Inc., 8.50%, 11/01/30(1)	15,000	15,319
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(1)	95,000	95,463
Stellantis Financial Services US Corp., 5.40%, 06/15/29(1)	95,000	94,351

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	$10,000	$10,248
Vail Resorts, Inc., 5.63%, 07/15/30(1)	45,000	44,830
Wayfair LLC, 7.25%, 10/31/29(1)	85,000	87,589
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	350,000	344,262
WULF Compute LLC, 7.75%, 10/15/30(1)	110,000	114,385
Total Consumer Discretionary		2,606,915
Consumer Staples – 2.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 02/15/30(1)	155,000	148,072
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.50%, 03/31/31(1)	80,000	76,970
Post Holdings, Inc., 6.25%, 02/15/32(1)	165,000	165,873
Post Holdings, Inc., 6.38%, 03/01/33(1)	90,000	88,699
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/29(1)	230,000	230,885
Total Consumer Staples		710,499
Energy – 16.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/29(1)	355,000	370,584
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/32(1)	225,000	229,144
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 10/15/32(1)	230,000	231,353
Bristow Group, Inc., 6.75%, 02/01/33(1)	60,000	60,109
Buckeye Partners LP, 6.75%, 02/01/30(1)	335,000	343,422
Caturus Energy LLC, 8.50%, 02/15/30(1)	165,000	170,989
Chord Energy Corp., 6.00%, 10/01/30(1)	90,000	90,337
DBR Land Holdings LLC, 6.25%, 12/01/30(1)	75,000	75,694
Energy Transfer LP, 8.00%, (US 5 Year CMT T- Note + 4.02%), 05/15/54(2)	170,000	178,513
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	320,000	334,215
Gulfport Energy Operating Corp., 6.75%, 09/01/29(1)	325,000	329,394
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	305,000	320,964
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	350,000	349,539
Kodiak Gas Services LLC, 5.88%, 04/01/31(1)	40,000	39,570
Kodiak Gas Services LLC, 6.50%, 10/01/33(1)	150,000	149,892
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(1)	90,000	91,580
Noble Finance II LLC, 8.00%, 04/15/30(1)	260,000	268,922
Prairie Acquiror LP, 9.00%, 08/01/29(1)	75,000	77,406
SM Energy Co., 8.75%, 07/01/31(1)	20,000	20,920
SM Energy Co., 7.00%, 08/01/32(1)	60,000	60,996
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(1)	30,000	29,486
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/28(1)	365,000	371,538

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Tidewater, Inc., 9.13%, 07/15/30(1)	$85,000	$90,902
Transocean International Ltd., 8.75%, 02/15/30(1)	259,000	269,125
Transocean International Ltd., 7.88%, 10/15/32(1)	40,000	41,689
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29(1)	325,000	332,167
Validus Energy II Midcon LLC, 8.00%, 08/01/31(1)	5,000	4,981
Venture Global LNG, Inc., 7.00%, 01/15/30(1)	245,000	249,014
Venture Global LNG, Inc., 9.88%, 02/01/32(1)	50,000	53,257
Total Energy		5,235,702
Financials – 13.1%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 04/15/28(1)	235,000	236,175
Ally Financial, Inc., 8.00%, 11/01/31	135,000	149,025
AmWINS Group, Inc., 4.88%, 06/30/29(1)	95,000	91,500
Apollo Debt Solutions BDC, 6.90%, 04/13/29	149,000	152,397
Apollo Debt Solutions BDC, 5.88%, 08/30/30	178,000	175,022
Azorra Finance Ltd., 7.25%, 01/15/31(1)	130,000	133,999
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(1)	90,000	93,081
Blue Owl Credit Income Corp., 3.13%, 09/23/26	400,000	398,932
Blue Owl Credit Income Corp., 6.65%, 03/15/31	69,000	68,596
Citadel Finance LLC, 4.75%, 02/14/29(1)	110,000	107,881
Citadel Finance LLC, 5.15%, 02/14/31(1)	15,000	14,592
F&G Annuities & Life, Inc., 6.50%, 06/04/29	180,000	183,645
Focus Financial Partners LLC, 6.75%, 09/15/31(1)	225,000	223,740
Global Atlantic Finance Co., 7.95%, (US 5 Year CMT T- Note + 3.61%), 10/15/54(1)(2)	320,000	320,503
Hub International Ltd., 7.25%, 06/15/30(1)	325,000	334,808
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	235,000	234,471
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	190,000	188,744
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	355,000	355,043
OneMain Finance Corp., 7.88%, 03/15/30	315,000	326,314
OneMain Finance Corp., 7.13%, 11/15/31	80,000	81,122
Panther Escrow Issuer LLC, 7.13%, 06/01/31(1)	190,000	189,736
Starwood Property Trust, Inc., 7.25%, 04/01/29(1)	45,000	46,424
Total Financials		4,105,750
Health Care – 10.5%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(1)	240,000	238,632
Adapthealth LLC, 6.13%, 08/01/28(1)	215,000	215,000
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(1)	115,000	118,306
Centene Corp., 4.63%, 12/15/29	140,000	135,905
Charles River Laboratories International, Inc., 4.25%, 05/01/28(1)	105,000	103,087
CVS Health Corp., 7.00%, (US 5 Year CMT T- Note + 2.89%), 03/10/55(2)	290,000	298,761

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
DaVita, Inc., 4.63%, 06/01/30(1)	$203,000	$195,793
DENTSPLY SIRONA, Inc., 8.38%, (US 5 Year CMT T- Note + 4.38%), 09/12/55(2)	160,000	159,734
Endo Finance Holdings LP, 8.50%, 04/15/31(1)	310,000	326,676
Global Medical Response, Inc., 7.38%, 10/01/32(1)	75,000	76,380
IQVIA, Inc., 6.25%, 06/01/32(1)	180,000	182,540
Medline Borrower LP, 5.25%, 10/01/29(1)	345,000	342,021
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28(1)	190,000	187,090
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/31(1)	35,000	34,660
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(1)	200,000	195,734
Prime Healthcare Services, Inc., 9.38%, 09/01/29(1)	145,000	151,256
Teleflex, Inc., 5.88%, 01/15/32(1)	95,000	94,297
Tenet Healthcare Corp., 5.50%, 11/15/32(1)	225,000	221,685
US Acute Care Solutions LLC, 9.75%, 05/15/29(1)	35,000	32,665
Total Health Care		3,310,222
Industrials – 9.4%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(1)	70,000	72,813
Builders FirstSource, Inc., 5.00%, 03/01/30(1)	215,000	208,545
Esab Corp., 6.25%, 04/15/29(1)	30,000	30,355
Esab Corp., 5.63%, 04/01/31(1)	50,000	49,520
FTAI Aviation Investors LLC, 5.50%, 05/01/28(1)	195,000	194,534
FTAI Aviation Investors LLC, 7.00%, 05/01/31(1)	85,000	87,437
GFL Environmental, Inc., 4.75%, 06/15/29(1)	155,000	151,141
Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(1)	240,000	240,319
Herc Holdings, Inc., 7.00%, 06/15/30(1)	175,000	180,623
Herc Holdings, Inc., 5.75%, 03/15/31(1)	5,000	4,954
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	30,000	29,824
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	175,000	175,507
Madison IAQ LLC, 5.88%, 06/30/29(1)	150,000	150,096
Quikrete Holdings, Inc., 6.38%, 03/01/32(1)	135,000	136,755
Qxo Building Products, Inc., 6.50%, 07/15/31(1)	61,000	61,304
Qxo Building Products, Inc., 6.75%, 04/30/32(1)	75,000	76,662
Science Applications International Corp., 4.88%, 04/01/28(1)	85,000	83,848
Standard Industries, Inc., 4.75%, 01/15/28(1)	155,000	154,162
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(1)	170,000	177,758
TransDigm, Inc., 6.75%, 08/15/28(1)	305,000	307,291
TransDigm, Inc., 7.13%, 12/01/31(1)	70,000	72,288
United Airlines Holdings, Inc., 4.88%, 03/01/29	70,000	69,103
United Airlines Holdings, Inc., 5.38%, 03/01/31	10,000	9,881
WESCO Distribution, Inc., 5.25%, 04/15/31(1)	240,000	236,602
Total Industrials		2,961,322

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
CORPORATE BONDS (continued)
Information Technology – 3.5%
Cloud Software Group, Inc., 9.00%, 09/30/29(1)	$140,000	$137,293
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	185,000	185,318
Insight Enterprises, Inc., 6.63%, 05/15/32(1)	90,000	90,582
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	225,000	229,402
Oracle Corp., 4.95%, 02/04/31	80,000	76,436
Rocket Software, Inc., 9.00%, 11/28/28(1)	185,000	183,258
UKG, Inc., 6.88%, 02/01/31(1)	195,000	191,155
Total Information Technology		1,093,444
Materials – 3.8%
Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, 06/15/33(1)	75,000	75,509
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(1)	120,000	121,521
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	71,000	71,008
JH North America Holdings, Inc., 5.88%, 01/31/31(1)	150,000	149,799
LSB Industries, Inc., 6.25%, 10/15/28(1)	340,000	340,267
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/30(1)	200,000	204,125
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(1)	95,000	92,956
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	150,000	156,256
Total Materials		1,211,441
Passenger Ground Transportation – 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/28(1)	45,000	44,295
Real Estate – 1.3%
Iron Mountain, Inc., 5.25%, 07/15/30(1)	155,000	151,556
Millrose Properties, Inc., 6.38%, 08/01/30(1)	90,000	90,747
Outfront Media Capital LLC / Outfront Media Capital Corp., 7.38%, 02/15/31(1)	155,000	160,463
Total Real Estate		402,766
Transaction & Payment Processing Services – 2.0%
Block, Inc., 5.63%, 08/15/30(1)	300,000	298,632
NCR Atleos Corp., 9.50%, 04/01/29(1)	220,000	233,430
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(1)	90,000	90,188
Total Transaction & Payment Processing Services		622,250
Utilities – 6.2%
AES Corp. (The), 7.60%, (US 5 Year CMT T- Note + 3.20%), 01/15/55(2)	75,000	76,307
Alpha Generation LLC, 6.75%, 10/15/32(1)	75,000	75,699
American Electric Power Co., Inc., 7.05%, (US 5 Year CMT T- Note + 2.75%), 12/15/54(2)	150,000	155,627
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/29(1)	330,000	338,749
CenterPoint Energy, Inc., Series A, 7.00%, (US 5 Year CMT T- Note + 3.25%), 02/15/55(2)	100,000	103,172
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	203,000	198,196
NRG Energy, Inc., 4.96%, 04/30/31(1)	150,000	146,726

Security Description	Principal	Value
CORPORATE BONDS (continued)
Utilities (continued)
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(1)	$75,000	$70,714
Sempra, 6.38%, (US 5 Year CMT T- Note + 2.63%), 04/01/56(2)	150,000	151,042
Spire, Inc., 6.25%, (US 5 Year CMT T- Note + 2.56%), 06/01/56(2)	110,000	108,906
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	295,000	304,878
VoltaGrid LLC, 7.38%, 11/01/30(1)	95,000	95,529
Xplr Infrastructure Operating Partners LP, 7.25%, 01/15/29(1)	82,000	84,612
Xplr Infrastructure Operating Partners LP, 8.38%, 01/15/31(1)	45,000	47,849
Total Utilities		1,958,006
Total Corporate Bonds
(Cost $26,194,888)		26,185,330
FOREIGN BONDS – 14.0%†
Consumer Discretionary – 2.9%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/29 (Canada)(1)	235,000	237,584
Flutter Treasury DAC, 5.88%, 06/04/31 (United Kingdom)(1)	250,000	246,393
Forvia SE, 8.00%, 06/15/30 (France)(1)	85,000	89,386
Ontario Gaming GTA LP/OTG Co. Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	185,000	185,143
Opal Bidco SAS, 6.50%, 03/31/32 (France)(1)	150,000	150,947
Total Consumer Discretionary		909,453
Consumer Staples – 0.5%
Froneri Lux FinCo Sarl, 6.00%, 08/01/32 (United Kingdom)(1)	155,000	151,608
Energy – 2.6%
Coronado Finance Pty Ltd., 9.25%, 10/01/29 (Australia)(1)	175,000	147,263
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, (US 5 Year CMT T- Note + 3.95%), 03/01/55 (Canada)(2)	217,000	225,827
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	345,000	345,287
TransCanada Pipelines Ltd., 6.13%, (US 5 Year CMT T- Note + 2.25%), 10/17/56 (Canada)(2)	85,000	84,980
Total Energy		803,357
Financials – 2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.00%, 05/21/30 (Luxembourg)(1)	233,000	237,550
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	330,000	336,189
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(1)	170,000	176,148
Total Financials		749,887
Health Care – 1.2%
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32 (Denmark)(1)	10,000	10,098
Grifols SA, 4.75%, 10/15/28 (Spain)(1)	235,000	229,445
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	138,000	137,489
Total Health Care		377,032

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Short Duration High Yield Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
FOREIGN BONDS (continued)
Industrials – 1.1%
Cimpress PLC, 7.38%, 09/15/32 (Ireland)(1)	$255,000	$256,052
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	90,000	91,478
Total Industrials		347,530
Materials – 3.3%
Capstone Copper Corp., 6.75%, 03/31/33 (Canada)(1)	250,000	251,501
Fortescue Treasury Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	199,000	199,588
INEOS Finance PLC, 7.50%, 04/15/29 (Luxembourg)(1)	120,000	117,924
Maxam Prill Sarl, 7.75%, 07/15/30 (Luxembourg)(1)	200,000	206,064
Taseko Mines Ltd., 8.25%, 05/01/30 (Canada)(1)	160,000	166,462
Trivium Packaging Finance BV, 8.25%, 07/15/30 (Netherlands)(1)	100,000	105,770
Total Materials		1,047,309
Total Foreign Bonds
(Cost $4,398,819)		4,386,176
	Shares
Common Stock - 0.0%(3)
Health Care - 0.0%(3)
Lannett Co., Inc.*(4) (Cost $462)	416	699
TOTAL INVESTMENTS - 97.3%
(Cost $30,594,169)		30,572,205
Other Assets in Excess of Liabilities - 2.7%		848,377
Net Assets - 100.0%		$31,420,582

†Principal disclosed in USD unless otherwise stated.

*Non-income producing security.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $26,094,250, or 83.0% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.

(3)Amount rounds to less than 0.05%.

(4)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Abbreviations:

CMT — Constant Maturity Treasury Index

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Corporate Bonds	83.3%
Foreign Bonds	14.0%
Common Stock	0.0%*
Other Assets in Excess of Liabilities	2.7%
Total	100.0%

*Amount rounds to less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$26,185,330	$—	$26,185,330
Foreign Bonds	—	4,386,176	—	4,386,176
Common Stock	—	—	699	699
Total	$—	$30,571,506	$699	$30,572,205

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended July 31, 2026.

Schedule of Investments — Virtus Seix AAA Private Credit CLO ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
ASSET BACKED SECURITIES – 87.1%
Antares CLO 2018-3 Ltd., Class A1R, Series 2024-3A (Cayman Islands), 5.32%, (3-Month SOFR + 1.59%), 07/20/36(1)(2)	$600,000	$600,537
BCC Middle Market CLO 2024-1 LLC, Class A1, Series 2024-1A (Cayman Islands), 5.50%, (3-Month SOFR + 1.75%), 07/17/36(1)(2)	900,000	900,690
BCC Middle Market CLO 2026-2 LLC, Class A1, Series 2026-2A (Cayman Islands), 5.32%, (3-Month SOFR + 1.55%), 07/15/38(1)(2)	1,000,000	1,000,632
Bcred CLO 2024-2 LLC, Class A, Series 2024-2A (Cayman Islands), 5.23%, (3-Month SOFR + 1.50%), 01/20/37(1)(2)	800,000	796,861
Bcred CLO 2025-1 LLC, Class A, Series 2025-1A (Cayman Islands), 5.11%, (3-Month SOFR + 1.38%), 04/20/37(1)(2)	1,000,000	1,000,643
BCRED MML CLO 2022-1 LLC, Class A1, Series 2022-1A, 5.38%, (3-Month SOFR + 1.65%), 04/20/35(1)(2)	1,000,000	1,000,799
BlackRock Shasta CLO XIII LLC, Class A1, Series 2024-1A, 5.60%, (3-Month SOFR + 1.85%), 07/15/36(1)(2)	600,000	600,758
Carlyle Direct Lending CLO 2026-1 LLC, Class A1, Series 2026-1A, 5.36%, (3-Month SOFR + 1.65%), 04/18/38(1)(2)	1,000,000	1,002,041
Cerberus Loan Funding XLVIII LLC, Class AN, Series 2024-4A, 5.40%, (3-Month SOFR + 1.65%), 10/15/36(1)(2)	750,000	750,878
Deerpath Capital CLO 2021-1 Ltd., Class A1R, Series 2024-1A (Cayman Islands), 5.55%, (3-Month SOFR + 1.80%), 07/15/36(1)(2)	800,000	801,929
Fortress Credit Opportunities XXI CLO LLC, Class A1TR, Series 2025-21A, 5.30%, (3-Month SOFR + 1.57%), 01/21/37(1)(2)	600,000	598,652
Fortress Credit Opportunities XXXIII CLO LLC, Class A1T, Series 2026-33A, 5.15%, (3-Month SOFR + 1.43%), 04/20/38(1)(2)	500,000	500,919
Golub Capital Partners CLO 46M Ltd., Class A1R, Series 2024-46A, 5.45%, (3-Month SOFR + 1.81%), 04/20/37(1)(2)	157,000	157,368
Golub Capital Partners CLO 67M, Class A1, Series 2023-67A, 6.15%, (3-Month SOFR + 2.50%), 05/09/36(1)(2)	438,000	438,858
HIG Whitehorse Trinity CLO Ltd., Class A, Series 2024-1A (Jersey Island), 5.96%, (3-Month SOFR + 2.15%), 04/25/36(1)(2)	750,000	752,894
Hlend CLO 2025-3 LLC, Class A, Series 2025-3A, 5.13%, (3-Month SOFR + 1.40%), 01/20/37(1)(2)	600,000	594,661
HPS Private Credit CLO 2025-3 LLC, Class A1, Series 2025-3A, 5.38%, (3-Month SOFR + 1.65%), 07/20/37(1)(2)	1,000,000	1,005,127

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
IVY Hill Middle Market Credit Fund Xii Ltd., Class A1R2, Series 2025-12A (Cayman Islands), 5.13%, (3-Month SOFR + 1.40%), 04/20/37(1)(2)	$850,000	$847,344
Kohlberg Credit CLO 2026-1 LLC, Class A, Series 2026-1A (Cayman Islands), 5.21%, (3-Month SOFR + 1.48%), 04/15/38(1)(2)	1,000,000	993,314
Owl Rock CLO III Ltd., Class AR, Series 2024-3A (Cayman Islands), 5.58%, (3-Month SOFR + 1.85%), 04/20/36(1)(2)	1,000,000	1,000,729
Whitehorse Cccera CLO LLC, Class C, Series 2025-2A, 6.14%, (3-Month SOFR + 2.50%), 09/12/37(1)(2)	1,000,000	1,001,605
Woodmont 2022-9 Trust, Class A1R, Series 2024-9A, 5.51%, (3-Month SOFR + 1.70%), 10/25/36(1)(2)	1,000,000	1,001,774
Total Asset Backed Securities
(Cost $17,400,441)		17,349,013
TERM LOAN – 4.0%
Consumer, Non-cyclical - 4.0%
Hologic, Inc., 5.99%, (SOFR + 2.25%), 04/07/33
(Cost $798,000)	800,000	787,696

TOTAL INVESTMENTS - 91.1%
(Cost $18,198,441)		18,136,709
Other Assets in Excess of Liabilities - 8.9%		1,774,386
Net Assets - 100.0%		$19,911,095

(1)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.

(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $17,349,013, or 87.1% of net assets.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Asset Backed Securities	87.1%
Term Loan	4.0%
Other Assets in Excess of Liabilities	8.9%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$17,349,013	$—	$17,349,013
Term Loan	—	787,696	—	787,696
Total	$—	$18,136,709	$—	$18,136,709

Schedule of Investments — Virtus Seix Senior Loan ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
TERM LOANS – 92.3%
Basic Materials – 9.0%
Ahlstrom Holding 3 Oy, 0.00%, (SOFR + 0.00%), 05/23/30(1)(3)	$1,640,000	$1,646,027
Ahlstrom Holding 3 Oy, 8.24%, (3-Month SOFR + 4.51%), 05/23/30(2)	301,961	303,071
Arc Falcon I, Inc., 10.83%, (1-Month SOFR + 7.10%), 09/30/29(2)	2,380,000	2,159,112
Arc Falcon I, Inc., 8.15%, (1-Month SOFR + 4.50%), 04/01/33(2)	2,110,000	1,947,984
Bakelite US Holdco, Inc., 7.48%, (3-Month SOFR + 3.75%), 12/23/31(2)	2,536,500	2,543,044
Chemours (The), Co., 7.23%, (1-Month SOFR + 3.50%), 10/15/32(2)	1,284,092	1,282,891
Consolidated Energy Finance SA, 8.32%, (3-Month SOFR + 4.50%), 11/15/30(2)	1,314,957	1,282,787
INEOS US Finance LLC, 6.98%, (1-Month SOFR + 3.25%), 02/19/30(2)	1,964,938	1,867,310
INEOS US Finance LLC, 6.73%, (1-Month SOFR + 3.00%), 02/07/31(2)	2,176,767	2,033,927
INEOS US Finance LLC, 8.73%, (1-Month SOFR + 5.00%), 06/25/32(2)	1,260,000	1,171,800
INEOS US Petrochem LLC, 8.08%, (1-Month SOFR + 4.35%), 04/02/29(2)	249,362	215,075
INEOS US Petrochem LLC, 7.58%, (1-Month SOFR + 3.85%), 03/14/30(2)	423,360	354,915
INEOS US Petrochem LLC, 7.98%, (1-Month SOFR + 4.25%), 10/07/31(2)	1,500,152	1,234,820
Magnera Corp., 8.07%, (3-Month SOFR + 4.25%), 11/04/31(2)	1,574,053	1,566,678
Mativ Holdings, Inc., 8.23%, (1-Month SOFR + 4.50%), 04/04/33(2)	1,000,000	1,001,250
Natgasoline LLC, 9.23%, (1-Month SOFR + 5.50%), 03/29/30(2)	896,094	907,295
Nouryon Finance BV, 7.17%, (1-Month SOFR + 3.50%), 07/08/31(2)	227,897	228,219
Nouryon Finance BV, 7.23%, (3-Month SOFR + 3.50%), 07/08/31(2)	922,103	923,403
Total Basic Materials		22,669,608
Communications – 13.4%
2Degrees Group Ltd., 6.89%, (3-Month SOFR + 3.25%), 05/11/29(2)	487,947	490,082
AP Core Holdings II LLC, 10.14%, (3-Month SOFR + 6.50%), 05/08/31(2)	1,655,000	1,659,344
Cengage Learning, Inc., 6.64%, (3-Month SOFR + 3.00%), 03/24/31(2)	669,868	665,842
Cengage Learning, Inc., 6.74%, (1-Month SOFR + 3.00%), 03/24/31(2)	395,452	393,076
Charter Communications Operating LLC, 5.98%, (3-Month SOFR + 2.25%), 12/15/31(2)	498,734	480,935
Cogeco Communications USA II LP, 6.98%, (1-Month SOFR + 3.25%), 09/18/30(2)	1,165,925	934,489
COGECO Financing 2 LP, 6.35%, (1-Month SOFR + 2.61%), 09/01/28(2)	215,000	196,564
Connect Finco SARL, 8.23%, (1-Month SOFR + 4.50%), 09/27/29(2)	2,069,481	2,082,033
Coral-US Co-Borrower LLC, 7.00%, (3-Month SOFR + 3.25%), 01/31/32(2)	1,070,000	1,049,001

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
Crown Subsea Communications Holding, Inc., 6.73%, (1-Month SOFR + 3.00%), 01/30/31(2)	$891,000	$895,664
Digital Media Solutions LLC, 0.00%, (3-Month SOFR + 0.00%), 06/30/28(2)(3)	37,454	0
Digital Media Solutions LLC, 15.43%, (3-Month SOFR + 0.00%), 06/30/28(2)(3)(4)	416,979	0
Directv Financing LLC, 8.32%, (3-Month SOFR + 4.50%), 08/02/29(2)	1,156,273	1,164,783
Directv Financing LLC, 9.32%, (3-Month SOFR + 5.50%), 02/17/31(2)	430,064	432,851
Discovery Global Holdings, Inc., 6.23%, (1-Month SOFR + 2.50%), 06/03/33(2)	1,505,288	1,508,269
DMS Purchaser LLC, 11.23%, (3-Month SOFR + 7.50%), 02/28/30(2)(3)	184,955	187,544
Ensono, Inc., 7.85%, (1-Month SOFR + 4.11%), 05/26/28(2)	1,141,184	1,120,900
Galileo Parent, Inc., 8.12%, (6-Month SOFR + 4.50%), 03/03/33(2)	1,705,000	1,714,437
Level 3 Financing, Inc., 6.48%, (1-Month SOFR + 2.75%), 03/29/32(2)	925,000	929,431
Magnite, Inc., 6.73%, (1-Month SOFR + 3.00%), 02/06/31(2)	1,643,563	1,648,905
Neptune Bidco US, Inc., 8.86%, (3-Month SOFR + 5.10%), 02/03/33(2)	1,900,000	1,891,583
Nexstar Media, Inc., 6.48%, (1-Month SOFR + 2.75%), 03/18/33(2)	1,163,357	1,163,537
NTI Buyer LLC, 7.90%, (1-Month SOFR + 4.25%), 06/13/33(2)	1,000,000	985,000
Plusgrade, Inc., 7.32%, (3-Month SOFR + 3.50%), 03/03/31(2)	648,317	639,403
QTS Thunder Managing Issuer LLC, 6.03%, (3-Month SOFR + 2.25%), 07/22/33(2)	895,000	883,812
StubHub Holdco Sub LLC, 0.00%, (SOFR + 0.00%), 03/15/30(1)	800,834	803,036
Summer BC Holdco B SARL, 8.99%, (3-Month SOFR + 5.26%), 02/15/29(2)	1,385,611	1,159,583
TripAdvisor, Inc., 6.48%, (1-Month SOFR + 2.75%), 07/08/31(2)	845,181	818,245
Univision Communications, Inc., 7.35%, (1-Month SOFR + 3.50%), 01/31/29(2)	1,792,129	1,782,048
Viasat, Inc., 8.29%, (1-Month SOFR + 4.61%), 05/30/30(2)	911,863	919,331
Virgin Media Bristol LLC, 6.97%, (6-Month SOFR + 3.28%), 03/31/31(2)	1,900,000	1,631,625
Zacapa SARL, 7.48%, (3-Month SOFR + 3.75%), 03/22/29(2)	3,431,455	3,439,742
Total Communications		33,671,095
Consumer, Cyclical – 12.1%
Allwyn Entertainment Financing US LLC, 5.76%, (3-Month SOFR + 2.00%), 06/02/31(2)	1,512,717	1,492,394
Allwyn Entertainment Financing US LLC, 6.32%, (3-Month SOFR + 2.50%), 11/24/32(2)	1,102,238	1,093,420
AMC Entertainment Holdings, Inc., 0.00%, (SOFR + 0.00%), 01/04/29(1)	2,045,000	2,058,313
American Airlines, Inc., 6.67%, (3-Month SOFR + 3.00%), 05/20/33(2)	500,000	497,240

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2026

Security Description	Principal	Value
TERM LOANS (continued)
Communications (continued)
American Axle & Manufacturing, Inc., 6.92%, (3-Month SOFR + 3.25%), 02/03/33(2)	$812,617	$815,665
American Axle & Manufacturing, Inc., 6.93%, (1-Month SOFR + 3.25%), 02/03/33(2)	527,490	529,468
American Greetings Corp., 8.73%, (1-Month SOFR + 5.00%), 01/08/32(2)	650,000	645,531
Autokiniton US Holdings, Inc., 7.85%, (1-Month SOFR + 4.11%), 04/06/28(2)	1,707,413	1,708,958
Banijay US Holding, Inc., 5.90%, (1-Month SOFR + 2.25%), 06/24/33(2)	860,000	859,463
Boots Group Finco LP, 6.92%, (3-Month SOFR + 3.25%), 08/30/32(2)	840,775	844,802
Caesars Entertainment, Inc., 0.00%, (SOFR + 0.00%), 02/06/31(1)	580,000	554,141
CWGS Group LLC, 0.00%, (SOFR + 0.00%), 06/03/28(1)	309,163	288,696
CWGS Group LLC, 6.35%, (1-Month SOFR + 2.61%), 06/03/28(2)	498,650	465,640
Gaia Purchaser, Inc., 7.64%, (1-Month SOFR + 0.00%), 06/25/33(2)	785,000	785,000
Kingpin Intermediate Holdings LLC, 6.98%, (1-Month SOFR + 3.25%), 09/22/32(2)	1,154,474	1,003,815
OneSky Flight LLC, 6.42%, (1-Month SOFR + 2.75%), 02/04/33(2)	840,000	841,579
Oravel Stays Singapore Pte Ltd., 11.73%, (3-Month SOFR + 8.00%), 12/20/29(2)	1,970,611	2,042,055
Peer Holding III BV, 6.23%, (3-Month SOFR + 2.50%), 07/01/31(2)	674,725	677,002
Peer USA LLC, 5.98%, (3-Month SOFR + 2.25%), 09/29/32(2)	498,750	499,561
Restoration Hardware, Inc., 6.35%, (1-Month SOFR + 2.61%), 10/20/28(2)	306,420	299,782
Restoration Hardware, Inc., 7.08%, (1-Month SOFR + 3.35%), 10/20/28(2)	1,010,496	1,001,937
Sabre GLBL, Inc., 10.08%, (1-Month SOFR + 6.35%), 07/30/29(2)	1,531,992	1,364,981
Tory Burch LLC, 7.73%, (1-Month SOFR + 4.00%), 04/30/31(2)	1,275,000	1,278,455
Veritiv Operating Co., 7.73%, (3-Month SOFR + 4.00%), 11/29/30(2)	674,299	641,848
Victra Holdings LLC, 7.48%, (3-Month SOFR + 3.75%), 03/29/29(2)	1,758,545	1,745,365
Voyager Parent LLC, 7.98%, (3-Month SOFR + 4.25%), 07/01/32(2)	1,530,312	1,534,413
Weber-Stephen Products LLC, 0.00%, (SOFR + 0.00%), 10/01/32(1)	74,813	74,333
Weber-Stephen Products LLC, 7.48%, (3-Month SOFR + 3.75%), 10/01/32(2)	1,281,788	1,273,578
WH Borrower LLC, 0.00%, (SOFR + 0.00%), 02/12/32(1)	89,773	90,273
WH Borrower LLC, 8.14%, (3-Month SOFR + 4.50%), 02/20/32(2)	2,341,222	2,354,262
White Cap Supply Holdings LLC, 7.23%, (1-Month SOFR + 3.50%), 02/10/33(2)	940,000	939,215
Total Consumer, Cyclical		30,301,185

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non-cyclical – 15.9%
A-AG US Protein Bidco, Inc., 8.32%, (3-Month SOFR + 4.50%), 10/31/31(2)	$1,168,600	$1,174,443
Aggreko Holdings, Inc., 6.63%, (3-Month SOFR + 3.00%), 05/21/31(2)	820,854	825,779
Aspire Bakeries Holdings LLC, 6.75%, (1-Month SOFR + 3.00%), 12/23/30(2)	1,091,265	1,098,991
Boluda Towage Luxembourg Sarl, 0.00%, (SOFR + 0.00%), 06/30/33(1)	690,000	694,099
Camelot US Acquisition LLC, 6.48%, (1-Month SOFR + 2.75%), 01/31/31(2)	1,020,000	954,179
Catawba Nation Gaming Authority, 0.00%, (SOFR + 0.00%), 03/29/32(2)	155,000	155,852
Catawba Nation Gaming Authority, 8.57%, (3-Month SOFR + 4.75%), 03/29/32(2)	1,035,000	1,040,692
First Advantage Holdings LLC, 6.48%, (3-Month SOFR + 2.75%), 10/31/31(2)	2,291,807	2,290,787
Froneri US, Inc., 6.45%, (6-Month SOFR + 2.50%), 08/02/32(2)	465,808	464,004
Froneri US, Inc., 6.45%, (6-Month SOFR + 2.50%), 09/30/32(2)	459,542	457,761
Golden State Foods LLC, 7.23%, (3-Month SOFR + 3.50%), 12/04/31(2)	985,056	988,075
Hopper Merger Sub, Inc., 5.99%, (3-Month SOFR + 2.25%), 04/07/33(2)	2,175,000	2,141,548
ION Platform Finance US, Inc., 7.48%, (3-Month SOFR + 3.75%), 10/07/32(2)	1,466,325	1,165,531
Jupiter Buyer, Inc., 7.73%, (3-Month SOFR + 4.00%), 11/01/31(2)	1,144,207	1,153,217
LifePoint Health, Inc., 7.25%, (3-Month SOFR + 3.50%), 05/16/31(2)	203,969	194,759
LifePoint Health, Inc., 7.50%, (3-Month SOFR + 3.75%), 05/16/31(2)	3,052,811	2,919,250
McKesson Medical-Surgical Top Holdings, Inc., 5.98%, (3-Month SOFR + 2.25%), 06/09/32(2)	695,000	696,522
Neon Maple US Debt Mergersub, Inc., 6.23%, (1-Month SOFR + 2.50%), 11/17/31(2)	1,396,474	1,364,620
NorthAB LLC, 6.23%, (3-Month SOFR + 2.50%), 11/24/28(2)	1,017,026	954,311
Nourish Buyer I, Inc., 7.76%, (3-Month SOFR + 4.00%), 07/09/32(2)	632,103	637,242
Opal US LLC, 6.23%, (3-Month SOFR + 2.50%), 04/28/32(2)	1,692,234	1,697,217
Physician Partners LLC, 9.73%, (3-Month SOFR + 6.00%), 10/01/29(2)	1,780,481	1,777,303
Physician Partners LLC, 2.50%, (1-Month SOFR + 0.00%), 12/31/29(2)	764,803	685,137
Primary Products Finance LLC, 7.00%, (3-Month SOFR + 3.25%), 04/01/29(2)	972,214	973,430
Priority Holdings LLC, 7.48%, (1-Month SOFR + 3.75%), 08/02/32(2)	1,930,013	1,912,527
Prometric Holdings, Inc., 7.48%, (1-Month SOFR + 3.75%), 06/25/32(2)	664,975	666,046
Savor Acquisition, Inc., 3.00%, (1-Month SOFR + 0.00%), 02/19/32(2)	68,534	68,971
Savor Acquisition, Inc., 6.82%, (3-Month SOFR + 3.00%), 02/19/32(2)	719,201	723,782

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2026

Security Description	Principal	Value
TERM LOANS (continued)
Consumer, Non-cyclical (continued)
Sazerac Co., Inc., 5.68%, (1-Month SOFR + 2.00%), 07/09/32(2)	$726,350	$726,521
Select Medical Corp., 6.73%, (1-Month SOFR + 3.00%), 12/03/31(2)	650,000	652,437
Team Health Holdings, Inc., 7.82%, (3-Month SOFR + 4.00%), 06/30/28(2)	1,173,180	1,176,705
Transnetwork LLC, 8.48%, (3-Month SOFR + 4.75%), 12/29/30(2)	987,342	872,563
TreeHouse Foods, Inc., 0.00%, (SOFR + 0.00%), 02/04/33(1)	110,000	110,494
TreeHouse Foods, Inc., 7.98%, (1-Month SOFR + 4.25%), 02/04/33(2)	985,000	989,423
TTF Lower Intermediate LLC, 7.38%, (6-Month SOFR + 3.75%), 07/18/31(2)	426,747	338,641
University Support Services LLC, 6.48%, (1-Month SOFR + 2.75%), 02/10/29(2)	1,401,688	1,393,307
Vestis Corp., 5.92%, (3-Month SOFR + 2.25%), 02/22/31(2)	1,618,074	1,606,448
VM Consolidated, Inc., 0.00%, (SOFR + 0.00%), 10/01/32(1)	544,447	519,269
VM Consolidated, Inc., 5.73%, (1-Month SOFR + 2.00%), 10/01/32(2)	802,977	765,844
Wash Bidco, Inc., 6.73%, (1-Month SOFR + 3.00%), 09/10/32(2)	937,650	943,609
Total Consumer, Non-cyclical		39,971,336
Energy – 5.0%
Bayonne Energy Center LLC, 0.00%, (SOFR + 0.00%), 09/22/32(1)	10,000	10,057
Bayonne Energy Center LLC, 6.73%, (3-Month SOFR + 3.00%), 09/22/32(2)	861,128	866,027
Calcasieu Pass Funding LLC, 6.95%, (6-Month SOFR + 3.25%), 04/11/33(2)	720,000	725,792
EMG Utica Midstream Holdings LLC, 7.23%, (3-Month SOFR + 3.50%), 04/01/30(2)	874,517	877,797
FR BR Holdings LLC, 0.00%, (SOFR + 0.00%), 10/09/30(1)	140,000	140,525
FR BR Holdings LLC, 7.98%, (3-Month SOFR + 4.25%), 10/09/30(2)	657,638	660,104
Freeport LNG Investments LLLP, 6.98%, (3-Month SOFR + 3.25%), 02/11/33(2)	1,421,431	1,428,666
Goodnight Water Solutions Holdings LLC, 7.73%, (1-Month SOFR + 4.00%), 06/04/29(2)	2,370,535	2,380,172
NGL Energy Operating LLC, 7.18%, (1-Month SOFR + 3.50%), 03/11/33(2)	857,850	863,482
Oxbow Carbon LLC, 7.23%, (1-Month SOFR + 3.50%), 05/10/30(2)	1,906,878	1,920,588
Third Coast Infrastructure LLC, 6.98%, (1-Month SOFR + 3.25%), 09/25/30(2)	1,788,750	1,802,541
West Deptford Energy Holdings LLC, 7.73%, (1-Month SOFR + 4.00%), 07/23/32(2)	925,725	925,341
Total Energy		12,601,092
Financials – 13.6%
Acrisure LLC, 6.73%, (1-Month SOFR + 3.00%), 11/06/30(2)	812,937	746,276
Acrisure LLC, 0.00%, (SOFR + 0.00%), 06/21/32(1)	280,000	252,840

Security Description	Principal	Value
TERM LOANS (continued)
Financials (continued)
Apex Group Treasury LLC, 7.15%, (3-Month SOFR + 3.50%), 02/27/32(2)	$881,515	$841,115
Aretec Group, Inc., 6.73%, (1-Month SOFR + 3.00%), 08/09/30(2)	1,243,750	1,247,699
Asurion LLC, 9.33%, (3-Month SOFR + 5.51%), 01/20/29(2)	790,935	786,272
Asurion LLC, 8.07%, (3-Month SOFR + 4.25%), 09/19/30(2)	3,491,584	3,413,419
Blackhawk Network Holdings, Inc., 7.23%, (3-Month SOFR + 3.50%), 03/12/29(2)	885,550	883,682
CFC USA 2025 LLC, 7.23%, (3-Month SOFR + 3.50%), 07/01/32(2)	1,274,011	1,220,930
CRC Insurance Group LLC, 0.00%, (SOFR + 0.00%), 05/06/31(1)	465,000	458,606
CRC Insurance Group LLC, 6.48%, (3-Month SOFR + 2.75%), 05/06/31(2)	500,000	493,125
DRW Holdings LLC, 7.23%, (1-Month SOFR + 3.50%), 06/26/31(2)	2,143,280	2,066,797
EIG Management Co. LLC, 8.73%, (1-Month SOFR + 5.00%), 05/17/29(2)	424,625	422,502
FinCo I LLC, 5.48%, (1-Month SOFR + 1.75%), 06/27/29(2)	782,623	782,929
First Eagle Holdings, Inc., 3.50%, (1-Month SOFR + 0.00%), 08/16/32(2)	229,688	230,040
First Eagle Holdings, Inc., 7.23%, (3-Month SOFR + 3.50%), 08/16/32(2)	1,338,586	1,340,641
FNZ USA FinCo LLC, 8.66%, (3-Month SOFR + 5.00%), 11/05/31(2)	1,318,809	1,000,409
Franklin Square Holdings LP, 5.98%, (1-Month SOFR + 2.25%), 04/25/31(2)	1,711,243	1,597,873
GGP Retail LLC, 6.73%, (1-Month SOFR + 3.00%), 05/28/30(2)	876,150	877,863
Hightower Holding LLC, 0.00%, (3-Month SOFR + 2.75%), 02/03/32(2)	45,000	44,888
Hightower Holding LLC, 6.41%, (3-Month SOFR + 2.75%), 02/03/32(2)	1,263,090	1,259,932
Hudson River Trading LLC, 6.17%, (1-Month SOFR + 2.50%), 03/18/30(2)	930,777	930,218
Hyperion Refinance Sarl, 6.48%, (1-Month SOFR + 2.75%), 02/15/31(2)	993,722	956,909
IMC Financing LLC, 6.22%, (1-Month SOFR + 2.50%), 06/21/32(2)	630,000	631,836
Jane Street Group LLC, 5.66%, (3-Month SOFR + 0.00%), 12/15/31(2)	175,000	174,515
Jane Street Group LLC, 5.67%, (3-Month SOFR + 2.00%), 12/15/31(2)	475,285	473,968
Jump Financial LLC, 7.23%, (3-Month SOFR + 3.50%), 02/26/32(2)	1,064,750	1,067,412
Jupiter Borrower, Inc., 6.48%, (3-Month SOFR + 2.75%), 06/30/33(2)	1,390,000	1,400,133
LendingTree, Inc., 7.98%, (1-Month SOFR + 4.25%), 08/21/30(2)	2,009,813	1,976,651
Nexus Buyer LLC, 7.23%, (1-Month SOFR + 3.50%), 07/31/31(2)	807,647	784,104
Nexus Buyer LLC, 7.73%, (1-Month SOFR + 4.00%), 07/31/31(2)	1,073,546	1,053,197

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2026

Security Description	Principal	Value
TERM LOANS (continued)
Financials (continued)
OEG Borrower LLC, 7.17%, (3-Month SOFR + 3.50%), 06/30/31(2)	$1,473,750	$1,485,422
Osaic Holdings, Inc., 6.23%, (3-Month SOFR + 2.50%), 07/30/32(2)	1,246,875	1,240,803
Superannuation & Investments US LLC, 6.23%, (1-Month SOFR + 2.50%), 12/01/28(2)	650,339	653,792
TPG RE Finance Trust, Inc., 6.48%, (1-Month SOFR + 2.75%), 05/16/33(2)	650,000	650,611
VFH Parent LLC, 6.23%, (1-Month SOFR + 2.50%), 06/21/31(2)	864,751	865,564
Total Financials		34,312,973
Industrials – 8.4%
AMG Critical Materials NV, 6.92%, (1-Month SOFR + 3.25%), 07/22/33(2)	1,341,439	1,336,415
Clue Opco LLC, 8.34%, (3-Month SOFR + 4.50%), 12/19/30(2)	1,308,822	1,264,054
Cobham Ultra SeniorCo Sarl, 7.79%, (6-Month SOFR + 4.18%), 08/03/29(2)	710,308	713,859
Columbus McKinnon Corp., 7.23%, (3-Month SOFR + 3.50%), 02/03/33(2)	1,114,951	1,118,904
Creation Technologies, Inc., 9.51%, (3-Month SOFR + 5.76%), 10/05/28(2)	1,316,502	1,314,041
Dynamo US Bidco, Inc., 6.98%, (1-Month SOFR + 3.25%), 09/30/31(2)	623,497	604,792
HDI Aerospace Intermediate Holding III Corp., 7.12%, (6-Month SOFR + 3.25%), 02/11/32(2)	1,678,750	1,684,340
Jennmar Intermediate III LLC, 8.73%, (3-Month SOFR + 5.00%), 12/16/30(2)	799,685	794,355
LSF11 Trinity Bidco, Inc., 6.24%, (1-Month SOFR + 2.50%), 06/14/30(2)	1,451,303	1,452,514
PAC Aviation International, Inc., 6.98%, (1-Month SOFR + 3.25%), 10/28/30(2)	1,194,000	1,194,185
Pregis TopCo LLC, 0.00%, (SOFR + 0.00%), 02/01/29(1)	778,030	781,784
Rand Parent LLC, 6.73%, (1-Month SOFR + 3.00%), 03/18/30(2)	90,000	90,269
Rand Parent LLC, 6.73%, (3-Month SOFR + 3.00%), 03/18/30(2)	1,766,248	1,771,520
Sword Purchases LLC, 7.73%, (1-Month SOFR + 4.00%), 04/09/33(2)	1,435,000	1,386,059
Tamko Building Products LLC, 6.73%, (3-Month SOFR + 3.00%), 09/20/30(2)	270,651	272,427
Tamko Building Products LLC, 6.82%, (3-Month SOFR + 3.00%), 09/20/30(2)	269,349	271,118
Tidal Waste & Recycling Holdings LLC, 6.48%, (3-Month SOFR + 2.75%), 10/24/31(2)	1,094,461	1,096,103
TransDigm, Inc., 6.23%, (1-Month SOFR + 2.50%), 08/19/32(2)	937,913	940,281
TransDigm, Inc., 6.23%, (1-Month SOFR + 2.50%), 02/13/33(2)	2,937,638	2,944,012
Total Industrials		21,031,032
Technology – 12.0%
Ahead DB Holdings LLC, 6.23%, (3-Month SOFR + 2.50%), 02/01/31(2)	803,351	797,382
Bingo Holdings I LLC, 8.48%, (3-Month SOFR + 4.75%), 06/30/32(2)	1,181,075	1,180,632

Security Description	Principal	Value
TERM LOANS (continued)
Technology (continued)
Boxer Parent Co., Inc., 6.42%, (3-Month SOFR + 2.75%), 07/30/31(2)	$1,389,447	$1,269,031
Calabrio, Inc., 7.67%, (3-Month SOFR + 4.00%), 11/26/32(2)	1,231,913	959,475
Cloud Software Group LLC, 6.98%, (3-Month SOFR + 3.25%), 03/21/31(2)	723,947	658,288
Cloud Software Group LLC, 6.98%, (3-Month SOFR + 3.25%), 08/13/32(2)	1,452,137	1,304,701
Clover Holdings 2 LLC, 7.43%, (1-Month SOFR + 3.75%), 12/09/31(2)	977,625	959,295
CoreWeave Financing DDTL V LLC, 0.00%, (SOFR + 0.00%), 09/30/31(1)	400,000	401,500
CoreWeave Financing DDTL V LLC, 0.50%, (1-Month SOFR + 0.00%), 11/06/31(2)	1,615,000	1,616,009
Darktrace Finco US LLC, 6.99%, (3-Month SOFR + 3.25%), 10/09/31(2)	1,298,563	1,194,385
Dayforce Bidco LLC, 6.82%, (3-Month SOFR + 3.00%), 02/04/33(2)	595,000	554,942
Finastra USA, Inc., 7.75%, (3-Month SOFR + 4.00%), 09/15/32(2)	1,586,025	1,526,057
Foundever Worldwide Corp., 7.74%, (3-Month SOFR + 4.01%), 08/28/28(2)	487,212	235,950
Indy US Holdco LLC, 5.98%, (1-Month SOFR + 2.25%), 10/31/30(2)	1,415,700	1,394,465
Inmar, Inc., 8.23%, (3-Month SOFR + 4.50%), 10/30/31(2)	499,062	437,926
Inmar, Inc., 8.32%, (3-Month SOFR + 4.50%), 10/30/31(2)	425,545	373,416
Maximus, Inc., 5.73%, (1-Month SOFR + 2.00%), 05/30/31(2)	748,091	748,563
MaxLinear, Inc., 5.99%, (1-Month SOFR + 2.25%), 06/23/28(2)	1,744,608	1,731,524
Mermaid Bidco, Inc., 6.91%, (3-Month SOFR + 3.25%), 07/03/31(2)	1,845,742	1,824,977
MIS Acquisition LLC, 8.16%, (1-Month SOFR + 4.50%), 04/22/31(2)	770,000	711,769
Modena Buyer LLC, 8.07%, (3-Month SOFR + 4.25%), 07/01/31(2)	991,283	921,279
OAK-Eagle Acquireco, Inc., 0.00%, (1-Month SOFR + 0.00%), 03/24/33(2)	1,695,000	1,707,399
Perforce Software, Inc., 8.48%, (1-Month SOFR + 4.75%), 07/02/29(2)	491,211	237,009
Perforce Software, Inc., 8.48%, (1-Month SOFR + 4.75%), 03/21/31(2)(3)	490,000	235,200
Pitney Bowes, Inc., 7.48%, (3-Month SOFR + 3.75%), 03/19/32(2)	2,971,565	2,976,602
Red Planet Borrower LLC, 7.48%, (1-Month SOFR + 3.75%), 09/08/32(2)	480,145	481,871
Synechron, Inc., 7.48%, (3-Month SOFR + 3.75%), 10/03/31(2)	997,425	936,746
Thryv, Inc., 10.48%, (1-Month SOFR + 6.75%), 05/01/29(2)	760,259	750,281
UKG, Inc., 6.07%, (3-Month SOFR + 2.50%), 02/10/31(2)	1,123,239	1,079,927
Venga Finance Sarl, 0.00%, (SOFR + 0.00%), 06/28/32(1)	1,025,000	1,027,562
Total Technology		30,234,163

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2026

Security Description	Principal	Value
TERM LOANS (continued)
Utilities – 2.9%
Eastern Power LLC, 8.48%, (1-Month SOFR + 4.75%), 04/03/29(2)	$1,198,793	$1,205,788
Kestrel Acquisition LLC, 6.48%, (3-Month SOFR + 2.75%), 11/06/31(2)	937,309	937,604
Lackawanna Energy Center LLC, 6.43%, (1-Month SOFR + 2.75%), 08/05/32(2)	1,031,878	1,035,268
MPH GridFlex LLC, 0.00%, (SOFR + 0.00%), 05/13/33(1)	810,000	814,050
MRP Buyer LLC, 6.98%, (3-Month SOFR + 3.25%), 06/04/32(2)	1,518,868	1,524,564
Pathfinder Power LLC, 5.64%, (1-Month SOFR + 0.00%), 06/22/33(2)	640,000	639,501
Talen Energy Supply LLC, 5.48%, (3-Month SOFR + 1.75%), 12/12/31(2)	861,875	860,349
Talen Energy Supply LLC, 5.48%, (3-Month SOFR + 1.75%), 11/26/32(2)	267,905	266,509
Total Utilities		7,283,633
Total Term Loans
(Cost $235,736,266)		232,076,117
CORPORATE BONDS – 3.6%
Communications – 0.4%
Gray Television, Inc., 4.75%, 10/15/30(5)	300,000	232,136
Stagwell Global LLC, 5.63%, 08/15/29(5)	680,000	661,861
Total Communications		893,997
Consumer, Non-cyclical – 0.7%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(5)	2,000,000	1,836,734
Energy – 1.0%
Transocean International Ltd., 7.50%, 04/15/31	2,500,000	2,511,412
Industrials – 1.5%
TMS International Corp., 6.25%, 04/15/29(5)	1,250,000	1,250,375
Weekley Homes LLC / Weekley Finance Corp., 6.75%, 01/15/34(5)	2,500,000	2,502,909
Total Industrials		3,753,284
Total Corporate Bonds
(Cost $9,034,277)		8,995,427
FOREIGN BONDS – 1.0%†
Basic Materials – 0.6%
Consolidated Energy Finance SA, 12.00%, 02/15/31 (Switzerland)(5)	1,340,000	1,401,566
Financials – 0.4%
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30 (Ireland)(5)	1,000,000	1,036,167
Total Foreign Bonds
(Cost $2,411,921)		2,437,733
ASSET BACKED SECURITY – 0.5%
Mountain View CLO XVII Ltd., Class D2R, Series 2025-1A (Cayman Islands), 8.25%, (TSFR3M + 4.50%), 10/15/38(2)(5)	1,190,000	1,191,609
Total Asset Backed Security
(Cost $1,190,000)		1,191,609

	Shares	Value
AFFILIATED EXCHANGE TRADED FUND - 0.2%
Debt Fund - 0.2%
Virtus Seix AAA Private Credit CLO ETF(6)	24,000	$597,720
Total Affiliated Exchange Traded Fund
(Cost $600,240)		597,720
COMMON STOCKS - 0.0%(7)
Communications - 0.0%(7)
Digital Media Solutions, Inc.*(3)	1,585	14,154
Financials - 0.0%(7)
Altisource Portfolio Solutions SA*	403	2,245
Total Common Stocks
(Cost $64,095)		16,399

TOTAL INVESTMENTS - 97.6%
(Cost $249,036,799)		245,315,005
Other Assets in Excess of Liabilities - 2.4%		5,980,099
Net Assets - 100.0%		$251,295,104

†Principal disclosed in USD unless otherwise stated.

*Non-income producing security.

(1)The loan will settle after July 31, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)Security in default, no interest payments are being received.

(5)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $10,113,357, or 4.0% of net assets.

(6)Affiliated investment.

(7)Amount rounds to less than 0.05%.

Abbreviations:

SOFR — Secured Overnight Financing Rate

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Term Loans	92.3%
Corporate Bonds	3.6%
Foreign Bonds	1.0%
Asset Backed Security	0.5%
Affiliated Exchange Traded Fund	0.2%
Common Stocks	0.0%*
Other Assets in Excess of Liabilities	2.4%
Total	100.0%

*Amount rounds to less than 0.05%.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Seix Senior Loan ETF (continued)

July 31, 2026

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Term Loans	$—	$231,653,373	$422,744	(1)	$232,076,117
Corporate Bonds	—	8,995,427	—		8,995,427
Foreign Bonds	—	2,437,733	—		2,437,733
Asset Backed Security	—	1,191,609	—		1,191,609
Affiliated Exchange Traded Fund	597,720	—	—		597,720
Common Stocks	2,245	—	14,154		16,399
Total	$599,965	$244,278,142	$436,898		$245,315,005

(1)Includes internally fair valued securities currently priced at zero ($0).

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the year ended July 31, 2026.

Schedule of Investments — Virtus Silvant Growth Opportunities ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 21.8%
Alphabet, Inc. Class A	1,484	$528,497
AppLovin Corp. Class A*	139	55,030
Meta Platforms, Inc. Class A	247	137,507
Netflix, Inc.*	1,241	88,992
Space Exploration Technologies Corp. Class A*	56	6,069
Total Communication Services		816,095
Consumer Discretionary - 8.6%
Amazon.com, Inc.*	416	112,977
Las Vegas Sands Corp.	720	35,201
MercadoLibre, Inc. (Brazil)*	18	33,803
Royal Caribbean Cruises Ltd.	444	141,325
Total Consumer Discretionary		323,306
Financials - 4.4%
Visa, Inc. Class A	450	164,758
Health Care - 7.3%
Eli Lilly & Co.	176	202,196
Intuitive Surgical, Inc.*	200	70,666
Total Health Care		272,862
Industrials - 9.0%
GE Vernova, Inc.	159	157,456
General Electric Co.	498	179,315
Total Industrials		336,771

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology - 47.0%
Apple, Inc.	578	$178,550
ARM Holdings PLC*(1)	375	89,884
ASML Holding NV Class G (Netherlands)	56	91,224
Autodesk, Inc.*	198	46,372
Broadcom, Inc.	677	263,543
Ciena Corp.*	100	37,705
Fair Isaac Corp.*	59	66,255
Microsoft Corp.	490	227,713
NVIDIA Corp.	2,855	573,141
Palantir Technologies, Inc. Class A*	468	57,592
Sandisk Corp.*	29	35,230
Teradyne, Inc.	108	39,710
Western Digital Corp.	102	55,574
Total Information Technology		1,762,493
Materials - 1.5%
Vulcan Materials Co.	210	56,400

TOTAL INVESTMENTS - 99.6%
(Cost $3,743,747)		3,732,685
Other Assets in Excess of Liabilities - 0.4%		15,418
Net Assets - 100.0%		$3,748,103

*Non-income producing security.

(1)American Depositary Receipts.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$3,732,685	$—	$—	$3,732,685
Total	$3,732,685	$—	$—	$3,732,685

Schedule of Investments — Virtus Silvant Small/Mid Growth ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 1.4%
TKO Group Holdings, Inc.	250	$45,452
Consumer Discretionary - 10.2%
Cavco Industries, Inc.*	40	21,881
Gildan Activewear, Inc. (Canada)	460	25,475
Lindblad Expeditions Holdings, Inc.*	2,045	60,491
MakeMyTrip Ltd. (India)*	570	32,461
On Holding AG (Switzerland)*	670	24,281
SharkNinja, Inc.*	295	47,722
Somnigroup International, Inc.	855	55,857
Texas Roadhouse, Inc.	165	33,898
Urban Outfitters, Inc.*	340	25,221
Total Consumer Discretionary		327,287
Energy - 4.4%
DT Midstream, Inc.	210	28,980
Liberty Energy, Inc.	830	15,529
TechnipFMC PLC (United Kingdom)	1,330	95,308
Total Energy		139,817
Financials - 6.5%
Affirm Holdings, Inc.*	225	16,090
Galaxy Digital, Inc. Class A*	900	18,909
HCI Group, Inc.	130	22,751
Houlihan Lokey, Inc.	280	35,137
LPL Financial Holdings, Inc.	75	26,527
Miami International Holdings, Inc.*	525	24,696
StepStone Group, Inc. Class A	475	20,834
StoneX Group, Inc.*	544	41,654
Total Financials		206,598
Health Care - 18.5%
Axsome Therapeutics, Inc.*	270	58,857
Bridgebio Pharma, Inc.*	473	37,883
Celcuity, Inc.*	75	6,478
Ensign Group, Inc. (The)	320	57,011
GeneDx Holdings Corp.*	140	9,115
Guardant Health, Inc.*	98	15,875
Halozyme Therapeutics, Inc.*	720	59,429
HealthEquity, Inc.*	385	38,735
Ionis Pharmaceuticals, Inc.*	540	27,956
Krystal Biotech, Inc.*	80	27,290
LeMaitre Vascular, Inc.	246	24,925
Natera, Inc.*	240	64,262
Neurocrine Biosciences, Inc.*	250	41,700
Repligen Corp.*	160	22,562
Revolution Medicines, Inc.*	220	41,257
TransMedics Group, Inc.*	385	29,456
UFP Technologies, Inc.*	110	28,026
Total Health Care		590,817
Industrials - 28.7%
Applied Industrial Technologies, Inc.	160	55,234
Axon Enterprise, Inc.*	70	36,943
Bloom Energy Corp. Class A*	308	63,389
Carpenter Technology Corp.	149	77,429
Casella Waste Systems, Inc. Class A*	425	38,127

Security Description	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Forgent Power Solutions, Inc. Class A*	763	$25,385
FTAI Aviation Ltd.	385	79,310
Graham Corp.*	815	78,158
IES Holdings, Inc.*	125	93,068
Innodata, Inc.*	585	36,756
Karman Holdings, Inc.*	503	24,219
Modine Manufacturing Co.*	110	22,117
Planet Labs PBC*	812	16,630
Rocket Lab Corp.*	552	35,852
StandardAero, Inc.*	815	23,888
Sterling Infrastructure, Inc.*	161	96,080
Tutor Perini Corp.	585	48,994
XPO, Inc.*	325	65,315
Total Industrials		916,894
Information Technology - 25.2%
Advanced Energy Industries, Inc.	153	44,297
Agilysys, Inc.*	210	22,084
Akamai Technologies, Inc.*	270	31,099
Astera Labs, Inc.*	61	18,985
Celestica, Inc. (Canada)*	250	82,860
Commvault Systems, Inc.*	215	25,327
Credo Technology Group Holding Ltd.*	386	79,898
DigitalOcean Holdings, Inc.*	373	43,827
Fabrinet (Thailand)*	135	58,780
Fair Isaac Corp.*	10	11,230
Guidewire Software, Inc.*	268	40,720
Hut 8 Corp.*	269	28,952
Impinj, Inc.*	150	22,704
IonQ, Inc.*	425	15,487
Onto Innovation, Inc.*	185	47,837
Samsara, Inc. Class A*	1,290	48,078
ServiceTitan, Inc. Class A*	265	22,011
SiTime Corp.*	113	60,478
Tower Semiconductor Ltd. (Israel)*	140	30,754
Unity Software, Inc.*	675	21,404
Varonis Systems, Inc.*	320	12,784
Viavi Solutions, Inc.*	969	35,805
Total Information Technology		805,401
Materials - 2.1%
AptarGroup, Inc.	240	32,150
Sensient Technologies Corp.	286	35,370
Total Materials		67,520
Real Estate - 0.8%
Jones Lang LaSalle, Inc.*	75	26,627
Utilities - 1.3%
Talen Energy Corp.*	126	42,097

TOTAL INVESTMENTS - 99.1%
(Cost $3,126,909)		3,168,510
Other Assets in Excess of Liabilities - 0.9%		28,220
Net Assets - 100.0%		$3,196,730

*Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Silvant Small/Mid Growth ETF (continued)

July 31, 2026

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$3,168,510	$—	$—	$3,168,510
Total	$3,168,510	$—	$—	$3,168,510

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value
CORPORATE BONDS AND NOTES – 42.1%
Angola – 1.1%
Azule Energy Finance PLC, 8.13%, 01/23/30(1)	$319,000	$324,032
Azule Energy Finance PLC, 8.25%, 01/22/31(1)	248,000	252,092
Total Angola		576,124
Argentina – 5.3%
MSU Energy SA, 9.75%, 12/05/30(1)	201,000	205,713
Provincia de Buenos Aires, 6.63%, 09/01/37(2)	747,857	621,640
Provincia de Buenos Aires, 6.63%, 09/01/37(2)	163,778	136,137
Telecom Argentina SA, 9.50%, 07/18/31(1)	158,000	171,525
Telecom Argentina SA, 9.25%, 05/28/33(1)	590,000	633,754
Ypf SA, 9.50%, 01/17/31(1)	244,800	260,271
Ypf SA, 8.25%, 01/17/34(1)	567,000	598,752
Total Argentina		2,627,792
Brazil – 6.8%
3r Lux Sarl, 9.75%, 02/05/31(1)	239,000	253,462
Constellation Oil Services Holding SA, 9.38%, 11/07/29(1)	87,000	91,785
Fs Luxembourg Sarl, 8.13%, 02/11/36(1)	323,000	293,930
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	266,848	262,178
Minerva Luxembourg SA, 4.38%, 03/18/31	613,000	537,405
MV24 Capital BV, 6.75%, 06/01/34(1)	88,717	89,676
Ohi Group SA, 13.00%, 07/22/29(1)	145,350	147,873
Prio Luxembourg Holding Sarl, 6.75%, 10/15/30(1)	359,000	355,230
Samarco Mineracao SA, 9.50%, 06/30/31(1)(3)	377,194	379,363
Simpar Europe SA, 5.20%, 01/26/31(1)	168,000	142,140
Vamos Europe SA, 9.20%, 01/26/31(1)	331,000	316,486
Yinson Bergenia Production BV, 8.50%, 01/31/45(1)	180,529	193,617
Yinson Boronia Production BV, 8.95%, 07/31/42(1)	270,754	298,452
Total Brazil		3,361,597
Chile – 0.4%
Banco de Credito E Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), 03/12/75, perpetual(1)(4)(5)	194,000	202,914
China – 2.0%
Melco Resorts Finance Ltd. (Macau), 5.38%, 12/04/29	651,000	633,094
Studio City Finance Ltd. (Macau), 5.00%, 01/15/29(1)	377,000	361,335
Total China		994,429
Colombia – 3.9%
AI Candelaria Spain SA, 5.75%, 06/15/33	761,000	702,022
Banco Davivienda SA, 6.65%, (US 10 Year CMT T- Note + 5.10%), 10/22/74, perpetual(1)(4)(5)	259,000	241,484
Ecopetrol SA, 7.75%, 02/01/32	421,000	434,971
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	100,000	94,662
Grupo Nutresa SA, 7.88%, (US 5 Year CMT T- Note + 4.10%), 07/21/74, perpetual(1)(4)(5)	445,000	440,550
Total Colombia		1,913,689

Security Description	Principal	Value
CORPORATE BONDS AND NOTES (continued)
El Salvador – 0.1%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 01/24/33(1)	$62,000	$66,650
Georgia – 0.0%
Georgian Railway JSC, 4.00%, 06/17/28(1)	14,000	13,503
Ghana – 0.2%
Kosmos Energy Ltd., 7.75%, 05/01/27	96,000	96,230
Guatemala – 0.8%
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	396,000	389,318
India – 1.8%
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(1)	94,478	80,141
JSW Hydro Energy Ltd., 4.13%, 05/18/31	420,050	389,176
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd., 4.50%, 07/14/28	404,000	391,880
Total India		861,197
Indonesia – 0.9%
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30	165,000	171,188
Minejesa Capital BV, 5.63%, 08/10/37(1)	347,000	324,320
Total Indonesia		495,508
Israel – 0.7%
Energean Israel Finance Ltd., 5.88%, 03/30/31(1)	358,000	342,750
Kazakhstan – 0.2%
Kazmunaygas National Co. JSC, 6.38%, 10/24/48(1)	100,000	96,482
Kyrgyzstan – 0.5%
Eldik Bank OAO, 8.50%, 04/23/31(1)	274,000	274,400
Luxembourg – 0.3%
Foresea Holding SA, 7.50%, 06/15/30(1)	136,000	134,980
Mexico – 5.3%
Banco Mercantil del Norte SA/Grand Cayman, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual(1)(4)(5)	266,000	252,833
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (US 5 Year CMT T- Note + 4.64%), 01/24/75, perpetual(1)(4)(5)	309,000	307,668
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero Bbva Mexico, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33(1)(4)	87,000	85,165
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(1)	287,000	289,210
Grupo Televisa Sab, 6.13%, 01/31/46	443,000	343,679
Orbia Advance Corp. SAB de CV, 7.50%, 05/13/35(1)	106,000	107,193
Petroleos Mexicanos, 6.35%, 02/12/48	269,000	212,930
Petroleos Mexicanos, 7.69%, 01/23/50	227,000	203,608
Petroleos Mexicanos, 6.95%, 01/28/60	778,000	628,117
Saavi Energia Sarl, 8.88%, 02/10/35(1)	172,000	186,895
Total Mexico		2,617,298

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
CORPORATE BONDS AND NOTES (continued)
Morocco – 0.8%
Ocp SA, 6.74%, (US 5 Year CMT T- Note + 2.75%), 07/22/75, perpetual(1)(4)(5)	$399,000	$392,416
Nigeria – 1.4%
IHS Holding Ltd., 5.63%, 11/29/26(1)	25,000	24,948
IHS Holding Ltd., 7.88%, 05/29/30(1)	302,000	311,277
IHS Holding Ltd., 8.25%, 11/29/31(1)	304,000	318,066
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	61,185	61,109
Total Nigeria		715,400
Peru – 1.3%
Banco Internacional del Peru Saa Interbank, 6.40%, (US 5 Year CMT T- Note + 2.07%), 04/30/35(1)(4)	122,000	124,421
Petroleos del Peru SA, 4.75%, 06/19/32	374,000	322,856
Volcan Cia Minera Saa, 8.50%, 10/28/32(1)	262,000	271,010
Total Peru		718,287
Serbia – 0.2%
Serbia International Bond, 5.50%, 05/06/36(1)	92,000	87,948
South Africa – 3.3%
Eskom Holdings, 8.45%, 08/10/28(1)	224,000	235,200
Eskom Holdings, 6.35%, 08/10/28(1)	134,000	136,345
Prosus NV, 3.06%, 07/13/31	273,000	245,290
Prosus NV, 3.83%, 02/08/51(1)	805,000	520,973
Sasol Financing USA LLC, 4.38%, 09/18/26	90,000	89,836
Sasol Financing USA LLC, 8.75%, 04/10/33(1)	393,000	409,502
Total South Africa		1,637,146
Turkey – 1.0%
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(1)	27,000	26,806
Turk Telekomunikasyon AS, 6.95%, 10/07/32(1)	84,000	82,983
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(1)	86,000	88,514
We Soda Investments Holding PLC, 9.50%, 10/06/28(1)	50,000	50,188
Yapi VE Kredi Bankasi AS, 9.25%, (US 5 Year CMT T- Note + 5.28%), 01/17/34(1)(4)	123,000	127,094
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(1)	61,000	45,575
Total Turkey		421,160
Ukraine – 0.4%
Mhp Lux SA, 10.50%, 07/28/29(1)	101,000	105,166
VF Ukraine Pat Via Vfu Funding PLC, 9.63%, 02/11/27(1)	127,538	127,513
Total Ukraine		232,679
Uzbekistan – 1.2%
Uzbekneftegaz JSC, 8.75%, 05/07/30(1)	546,000	584,785
Venezuela – 1.9%
Petroleos de Venezuela SA, 9.00%, 11/17/21(6)	630,000	274,444
Petroleos de Venezuela SA, 12.75%, 02/17/22(6)	891,000	448,284
Petroleos de Venezuela SA, 9.75%, 05/17/35(6)	425,000	193,853
Total Venezuela		916,581

Security Description	Principal	Value
CORPORATE BONDS AND NOTES (continued)
Vietnam – 0.3%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	$153,327	$151,774
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	19,523	19,325
Total Vietnam		171,099
Total Corporate Bonds and Notes
(Cost $20,609,053)		20,942,362
FOREIGN GOVERNMENT SECURITIES – 42.0%†
Angola – 1.4%
Angolan Government International Bond, 8.00%, 11/26/29(1)	78,000	79,956
Angolan Government International Bond, 8.75%, 04/14/32(1)	158,000	161,561
Angolan Government International Bond, 9.88%, 10/15/35(1)	434,000	457,143
Total Angola		698,660
Argentina – 2.6%
Argentine Republic Government International Bond, 0.75%, 07/09/30(2)	307,840	269,283
Argentine Republic Government International Bond, 4.13%, 07/09/35(2)	282,000	223,626
Argentine Republic Government International Bond, 3.50%, 07/09/41(2)	1,066,000	790,439
Total Argentina		1,283,348
Bahrain – 1.4%
Bahrain Government International Bond, 5.63%, 05/18/34(1)	144,000	126,622
Bahrain Government International Bond, 6.63%, 10/06/37(1)	276,000	249,093
Bahrain Government International Bond, 7.10%, 02/03/38(1)	338,000	315,347
Total Bahrain		691,062
Benin – 0.3%
Benin Government International Bond, 7.96%, 02/13/38(1)	147,000	152,485
Brazil – 3.5%
Brazilian Government International Bond, 6.63%, 03/15/35	657,000	664,766
Brazilian Government International Bond, 6.25%, 05/22/36	942,000	914,682
Brazilian Government International Bond, 7.25%, 01/12/56	224,000	214,984
Total Brazil		1,794,432
Cameroon – 0.8%
Republic of Cameroon International Bond, Series 7Y, 9.50%, 07/31/31	400,000	400,000
Colombia – 3.2%
Colombia Government International Bond, 6.13%, 01/21/31	378,000	379,606
Colombia Government International Bond, 8.00%, 04/20/33	486,000	525,283
Colombia Government International Bond, 7.50%, 02/02/34	591,000	621,318
Total Colombia		1,526,207

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Costa Rica – 0.6%
Costa Rica Government International Bond, 6.55%, 04/03/34(1)	$306,000	$321,872
Dominican Republic – 2.9%
Dominican Republic International Bond, 4.88%, 09/23/32(1)	299,000	280,884
Dominican Republic International Bond, 6.00%, 02/22/33	364,000	362,045
Dominican Republic International Bond, 5.88%, 10/28/35(1)	535,000	517,778
Dominican Republic International Bond, 6.95%, 03/15/37	291,000	299,439
Total Dominican Republic		1,460,146
Ecuador – 3.6%
Ecuador Government International Bond, 6.90%, 07/31/35(2)	777,000	701,740
Ecuador Government International Bond, 9.25%, 01/29/39(1)	700,000	698,250
Ecuador Government International Bond, 5.00%, 07/31/40(2)	474,000	383,504
Total Ecuador		1,783,494
Egypt – 3.4%
Egypt Government International Bond, 8.63%, 02/04/30(1)	292,000	307,848
Egypt Government International Bond, 7.05%, 01/15/32(1)	429,000	423,605
Egypt Government International Bond, 6.88%, 04/30/40(1)	106,000	97,833
Egypt Government International Bond, 7.90%, 02/21/48(1)	387,000	342,108
Egypt Government International Bond, 8.75%, 09/30/51(1)	511,000	487,238
Total Egypt		1,658,632
El Salvador – 0.4%
El Salvador Government International Bond, 7.63%, 02/01/41	79,000	80,013
El Salvador Government International Bond, 7.12%, 01/20/50	117,000	107,933
Total El Salvador		187,946
Ethiopia – 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(1)	12,000	12,969
Gabon – 0.6%
Gabon Government International Bond, 6.63%, 02/06/31(1)	349,000	309,252
Ghana – 0.6%
Ghana Government International Bond, 5.00%, 07/03/29(1)(2)	24,000	23,544
Ghana Government International Bond, 5.17%, 01/03/30(1)(7)	210,207	184,194
Ghana Government International Bond, 5.00%, 07/03/35(1)(2)	62,600	57,472
Total Ghana		265,210

Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Ivory Coast – 0.6%
Ivory Coast Government International Bond, 7.63%, 01/30/33(1)	$156,000	$163,638
Ivory Coast Government International Bond, 8.08%, 04/01/36(1)	37,000	39,451
Ivory Coast Government International Bond, 6.75%, 02/25/41(1)	79,000	74,544
Total Ivory Coast		277,633
Kenya – 1.3%
Republic of Kenya Government International Bond, 7.88%, 10/09/33(1)	161,000	157,704
Republic of Kenya Government International Bond, 9.50%, 03/05/36(1)	344,000	355,779
Republic of Kenya Government International Bond, 8.70%, 02/26/39(1)	159,000	153,222
Total Kenya		666,705
Kyrgyzstan – 0.5%
Kyrgyz Republic International Bond, 7.75%, 06/03/30(1)	261,000	264,014
Lebanon – 0.2%
Lebanon Government International Bond, Series E, 6.10%, 10/04/26(6)	424,000	113,219
Morocco – 0.2%
Morocco Government International Bond, 3.00%, 12/15/32(1)	88,000	75,824
Nigeria – 2.3%
Nigeria Government International Bond, 6.13%, 09/28/28(1)	595,000	597,178
Nigeria Government International Bond, 8.63%, 01/13/36(1)	173,000	188,613
Nigeria Government International Bond, 9.13%, 01/13/46(1)	301,000	333,658
Total Nigeria		1,119,449
Pakistan – 0.3%
Pakistan Government International Bond, 7.38%, 04/08/31(1)	145,000	142,596
Senegal – 0.2%
Senegal Government International Bond, 6.25%, 05/23/33(1)	194,000	102,240
South Africa – 2.8%
Republic of South Africa Government International Bond, Series 10Y, 5.88%, 04/20/32	169,000	171,179
Republic of South Africa Government International Bond, 7.10%, 11/19/36(1)	347,000	363,659
Republic of South Africa Government International Bond, Series 30Y, 5.65%, 09/27/47	243,000	198,225
Republic of South Africa Government International Bond, Series 30Y, 6.30%, 06/22/48	465,000	410,586
Republic of South Africa Government International Bond, 7.95%, 11/19/54(1)	286,000	297,369
Total South Africa		1,441,018

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Sri Lanka – 1.0%
Sri Lanka Government International Bond, 3.35%, 03/15/33(1)(2)	$476,000	$452,200
Sri Lanka Government International Bond, 3.60%, 06/15/35(1)(2)	53,000	43,770
Total Sri Lanka		495,970
Suriname – 0.4%
Suriname Government International Bond, 8.50%, 11/06/35(1)	194,000	209,629
Trinidad & Tobago – 0.4%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34	216,000	219,190
Turkey – 3.9%
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	82,000	88,133
Turkiye Government International Bond, Series 10Y, 5.95%, 01/15/31	523,000	508,918
Turkiye Government International Bond, Series 7Y, 7.13%, 02/12/32	32,000	32,329
Turkiye Government International Bond, 7.25%, 05/29/32	355,000	359,452
Turkiye Government International Bond, 6.95%, 09/16/35	624,000	610,522
Turkiye Government International Bond, 6.80%, 11/04/36	151,000	145,410
Turkiye Government International Bond, 6.88%, 01/14/38	201,000	191,750
Total Turkey		1,936,514
Ukraine – 1.3%
Ukraine Government International Bond, 0.00%, 02/01/30(1)(2)	60,035	43,946
Ukraine Government International Bond, 4.00%, 02/01/32(2)	401,980	333,724
Ukraine Government International Bond, 4.00%, 02/01/32(1)(2)	133,000	110,703
Ukraine Government International Bond, 4.50%, 02/01/34(1)(2)	83,197	58,418
Ukraine Government International Bond, 0.00%, 02/01/36(1)(2)	200,000	120,000
Ukraine Government International Bond, 4.50%, 02/01/36(1)(2)	7,421	5,087
Total Ukraine		671,878
Uzbekistan – 0.2%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31(1)	89,000	82,174
Venezuela – 0.9%
Venezuela Government International Bond, 12.75%, 08/23/22	524,000	293,047
Venezuela Government International Bond, 11.75%, 10/21/26	221,000	122,213
Total Venezuela		415,260
Zambia – 0.2%
Zambia Government International Bond, 5.75%, 06/30/33(1)(2)	93,986	92,033
Total Foreign Government Securities
(Cost $20,805,544)		20,871,061

Security Description	Principal	Value
FOREIGN BONDS – 13.4%†
Angola – 0.8%
Angolan Government International Bond, 9.88%, 03/31/37(1)	$395,000	$410,685
Argentina – 0.7%
Msu Green Energy, 9.75%, 06/16/36(1)	381,000	372,732
Bahrain – 0.8%
Bahrain Government International Bond, 7.13%, 06/10/36(1)	417,000	395,178
Brazil – 1.2%
Braskem Netherlands Finance BV, 5.88%, 01/31/50(1)(6)	207,000	91,887
Constellation Oil Services Holding SA, 7.70%, 08/03/33(1)	125,000	125,625
Movida Europe SA, 9.70%, 10/11/33(1)	343,000	324,478
Total Brazil		541,990
Chile – 0.2%
Atp Tower Holdings / Andean Telecom Partners Chile Spa / Andean Tower Partners C, 7.88%, 02/03/30(1)	122,000	124,593
Colombia – 0.5%
Colombia Government International Bond, 7.75%, 11/07/36	103,000	110,309
Promigas SA Esp / Gases del Pacifico Sac, 7.75%, (H15T5Y + 3.63%), 06/24/56(1)(4)	140,000	142,443
Total Colombia		252,752
Costa Rica – 0.2%
Costa Rica Government International Bond, 7.00%, 04/04/44	123,000	129,698
Democratic Republic of the Congo – 0.8%
Congolese International Bond, 9.50%, 05/26/36	400,000	381,963
Egypt – 0.3%
Egypt Government International Bond, 7.50%, 02/16/61	200,000	166,400
Georgia – 0.1%
Bank of Georgia JSC, 6.50%, 06/03/31(1)	65,000	64,513
Hong Kong – 0.4%
NWD Finance BVI Ltd, 0.02%, 12/22/74	200,000	194,980
India – 0.8%
Vedanta Resources Finance II PLC, 7.38%, 07/13/34(1)	400,000	399,148
Indonesia – 0.1%
Indika Energy TBK PT, 8.75%, 05/07/29(1)	50,000	50,875
Macau – 0.8%
Studio City Co. Ltd., 6.13%, 05/15/31(1)	404,000	400,105
Malaysia – 0.4%
Gohl Capital Holdings Ltd., 7.63%, (H15T5Y + 3.71%), 10/29/74, perpetual(4)(5)	200,000	191,750
Pakistan – 1.2%
Veon Midco BV, 6.95%, 06/01/31(1)	605,000	601,222
Trinidad & Tobago – 0.3%
Port of Spain, 7.88%, 02/19/40	144,667	149,730

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

July 31, 2026

Security Description	Principal	Value
FOREIGN BONDS (continued)
Turkey – 2.5%
Akbank TAS, 7.50%, 01/20/30	$200,000	$205,538
Limak Cimento Sanayi VE Ticaret As, 9.75%, 07/25/29(1)	150,000	150,825
Turkcell Iletisim Hizmetleri As, 7.45%, 01/24/30(1)	52,000	53,357
Turkey Government International Bond, Series 30Y, 5.75%, 05/11/47	158,000	122,422
Turkiye Garanti Bankasi As, 8.13%, (H15T5Y + 3.84%), 01/03/35(1)(4)	129,000	130,129
Turkiye Government International Bond, 6.38%, 05/22/31	297,000	292,040
Turkiye Government International Bond, Series 10Y, 7.63%, 05/15/34	240,000	246,881
Total Turkey		1,201,192
Ukraine – 1.2%
Metinvest BV, 7.65%, 10/01/27(1)	60,000	58,800
Ukraine Government International Bond, 9.83%, 02/01/34(2)	556,000	318,449
Ukraine Government International Bond, 6.00%, 02/01/35(2)	371,000	222,194
Total Ukraine		599,443
Venezuela – 0.1%
Venezuela Government International Bond, 8.25%, 10/13/26(6)	120,000	55,772
Total Foreign Bonds
(Cost $6,745,975)		6,684,721

TOTAL INVESTMENTS - 97.5%
(Cost $48,160,572)		48,498,144
Other Assets in Excess of Liabilities - 2.5%		1,238,777
Net Assets - 100.0%		$49,736,921

†Principal disclosed in USD unless otherwise stated.

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $27,833,179, or 56.0% of net assets.

(2)Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2026.

(3)Payment in-kind security, which may pay interest/dividends in additional par/shares and/or in cash.

(4)Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.

(5)Perpetual security with no contractual maturity date.

(6)Security in default, no interest payments are being received.

(7)Represents a zero coupon bond. Rate shown reflects the effective yield.

Abbreviations:

CMT — Constant Maturity Treasury Index

Industry Breakdown
As of July 31, 2026 (based on net assets)

Sovereign	48.3%
Oil & Gas	13.3%
Electric	5.5%
Banks	4.0%
Telecommunications	3.5%
Lodging	3.2%
Chemicals	2.2%
Food	2.0%
Government	1.6%
Engineering & Construction	1.6%
Internet	1.5%
Mining	1.4%
Pipelines	1.4%
Energy-Alternate Sources	1.2%
Oil & Gas Services	0.9%
Iron/Steel	0.9%
Transportation	0.9%
Commercial Services	0.7%
Media	0.7%
Airlines	0.6%
Distribution/Wholesale	0.6%
Real Estate	0.4%
Buiding Materials	0.3%
Gas	0.3%
Municipal	0.2%
Agriculture	0.2%
Coal	0.1%
Other Assets in Excess of Liabilities	2.5%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds and Notes	$—	$20,942,362	$—	$20,942,362
Foreign Government Securities	—	20,871,061	—	20,871,061
Foreign Bonds	—	6,684,721	—	6,684,721
Total	$—	$48,498,144	$—	$48,498,144

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 99.0%
Communication Services - 3.2%
Alphabet, Inc. Class A	5,754	$2,049,172
AppLovin Corp. Class A*	4,591	1,817,577
Electronic Arts, Inc.	9,193	1,929,243
Fox Corp. Class A	33,268	1,937,195
Total Communication Services		7,733,187
Consumer Discretionary - 7.2%
Airbnb, Inc. Class A*	12,541	1,900,212
Amazon.com, Inc.*	8,318	2,259,002
Burlington Stores, Inc.*	5,190	1,912,411
eBay, Inc.	16,351	1,864,178
Garmin Ltd.	7,570	2,223,915
PulteGroup, Inc.	14,250	1,802,198
Ross Stores, Inc.	7,649	1,920,434
TJX Cos., Inc. (The)	11,942	1,878,954
Williams-Sonoma, Inc.	8,125	1,857,863
Total Consumer Discretionary		17,619,167
Consumer Staples - 2.3%
Coca-Cola Co. (The)	21,754	1,905,433
Monster Beverage Corp.*	19,646	1,893,481
Walmart, Inc.	16,978	1,887,954
Total Consumer Staples		5,686,868
Energy - 10.6%
Cheniere Energy, Inc.	7,614	2,006,822
ConocoPhillips	16,829	2,027,558
Devon Energy Corp.	45,012	2,031,392
Diamondback Energy, Inc.	10,090	2,047,766
Enterprise Products Partners LP	49,708	1,891,389
EOG Resources, Inc.	13,751	2,044,636
ExxonMobil Holdings Corp.	12,547	1,950,306
Kinder Morgan, Inc.	60,747	1,954,839
ONEOK, Inc.	21,624	1,963,675
SLB Ltd.	38,420	1,905,248
Targa Resources Corp.	7,339	1,984,245
Texas Pacific Land Corp.	4,931	1,985,122
Williams Cos., Inc. (The)	27,369	1,957,978
Total Energy		25,750,976
Financials - 15.4%
Allstate Corp. (The)	7,049	1,861,500
American Express Co.	5,704	1,917,970
Aon PLC Class A	5,036	1,815,730
Arch Capital Group Ltd.*	18,034	1,812,958
Charles Schwab Corp. (The)	18,120	1,906,949
Chubb Ltd.	5,283	1,852,642
Cincinnati Financial Corp.	10,514	1,868,128
Corpay, Inc.*	4,996	1,909,022
Fifth Third Bancorp	33,222	1,877,043
Hartford Insurance Group, Inc. (The)	13,389	1,900,033
Huntington Bancshares, Inc.	110,995	1,891,355
Interactive Brokers Group, Inc. Class A	21,122	1,858,525
Northern Trust Corp.	10,617	1,934,311
NU Holdings Ltd. Class A (Brazil)*	130,804	1,874,421

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Raymond James Financial, Inc.	10,838	$1,907,271
State Street Corp.	10,518	1,936,995
Synchrony Financial	24,899	1,887,095
T Rowe Price Group, Inc.	15,781	1,763,527
Travelers Cos., Inc. (The)	4,834	1,809,656
W R Berkley Corp.	25,210	1,828,733
Total Financials		$37,413,864
Health Care - 11.6%
Agilent Technologies, Inc.	13,663	1,890,549
Amgen, Inc.	4,885	1,881,507
BioMarin Pharmaceutical, Inc.*	30,936	1,856,779
Cencora, Inc.	6,009	1,870,842
Edwards Lifesciences Corp.*	22,947	1,975,048
Eli Lilly & Co.	1,573	1,807,125
Gilead Sciences, Inc.	14,296	1,861,482
Humana, Inc.	4,940	1,797,469
IDEXX Laboratories, Inc.*	3,372	1,885,184
Incyte Corp.*	14,779	1,766,386
Quest Diagnostics, Inc.	8,139	1,896,468
Regeneron Pharmaceuticals, Inc.	2,762	2,106,384
Vertex Pharmaceuticals, Inc.*	3,916	1,868,324
Waters Corp.*	5,002	1,887,305
West Pharmaceutical Services, Inc.	5,698	1,942,790
Total Health Care		28,293,642
Industrials - 17.2%
AMETEK, Inc.	7,953	1,922,320
Cummins, Inc.	2,993	1,898,161
Delta Air Lines, Inc.	21,486	1,878,736
Eaton Corp. PLC	4,971	2,063,959
Expeditors International of Washington, Inc.	11,202	1,880,704
Ferguson Enterprises, Inc.	8,276	1,939,315
GE Vernova, Inc.	2,035	2,015,240
General Dynamics Corp.	4,884	1,872,623
HEICO Corp.	5,283	1,882,650
Howmet Aerospace, Inc.	6,713	1,894,811
Hubbell, Inc.	3,970	1,876,023
JB Hunt Transport Services, Inc.	6,917	1,879,695
Old Dominion Freight Line, Inc.	8,486	1,800,220
Parker-Hannifin Corp.	1,938	1,892,515
Quanta Services, Inc.	3,264	2,178,263
RTX Corp.	8,785	1,890,708
Trane Technologies PLC	4,085	1,858,471
United Airlines Holdings, Inc.*	15,514	1,882,314
Vertiv Holdings Co. Class A	7,123	1,720,703
Waste Management, Inc.	8,021	1,817,157
Westinghouse Air Brake Technologies Corp.	6,280	1,826,601
WW Grainger, Inc.	1,373	1,897,788
Total Industrials		41,768,977
Information Technology - 25.4%
Advanced Micro Devices, Inc.*	4,224	2,011,258
Amphenol Corp. Class A	13,349	2,145,184

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Terranova U.S. Quality Momentum ETF (continued)

July 31, 2026

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Analog Devices, Inc.	5,249	$1,928,535
Apple, Inc.	5,646	1,744,106
Applied Materials, Inc.	4,030	2,045,910
Arista Networks, Inc.*	11,315	2,040,660
Broadcom, Inc.	5,041	1,962,361
Cadence Design Systems, Inc.*	5,570	1,893,912
Cisco Systems, Inc.	16,614	1,927,058
Corning, Inc.	15,239	2,106,792
Datadog, Inc. Class A*	7,654	2,051,042
First Solar, Inc.*	9,478	2,000,142
Fortinet, Inc.*	12,803	2,073,446
Hewlett Packard Enterprise Co.	42,119	2,017,500
Keysight Technologies, Inc.*	6,292	2,007,651
KLA Corp.	10,064	1,839,901
LAM Research Corp.	7,122	2,086,889
Marvell Technology, Inc.	11,006	2,064,285
Micron Technology, Inc.	2,340	1,925,890
Monolithic Power Systems, Inc.	1,498	2,136,193
NetApp, Inc.	11,002	1,963,857
NVIDIA Corp.	9,747	1,956,710
Okta, Inc.*	14,097	2,000,787
Palo Alto Networks, Inc.*	6,019	1,997,285
QUALCOMM, Inc.	11,789	1,740,174
Seagate Technology Holdings PLC	2,570	2,200,254
TE Connectivity PLC (Switzerland)	8,961	1,843,188
Teledyne Technologies, Inc.*	2,956	1,937,865
Texas Instruments, Inc.	6,930	1,910,878
Western Digital Corp.	4,143	2,257,272
Zoom Communications, Inc.*	20,990	2,016,509
Total Information Technology		61,833,494
Materials - 2.3%
Linde PLC	3,756	1,796,795
Newmont Corp.	20,981	1,966,130
Steel Dynamics, Inc.	7,393	1,857,565
Total Materials		5,620,490

Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate - 1.5%
Simon Property Group, Inc.	8,112	$1,860,649
Welltower, Inc.	7,884	1,848,325
Total Real Estate		3,708,974
Utilities - 2.3%
Atmos Energy Corp.	10,705	1,849,610
Consolidated Edison, Inc.	17,148	1,866,560
WEC Energy Group, Inc.	16,902	1,849,417
Total Utilities		5,565,587
Total Common Stocks
(Cost $210,668,955)		240,995,226

TOTAL INVESTMENTS - 99.0%
(Cost $210,668,955)		240,995,226
Other Assets in Excess of Liabilities - 1.0%		2,456,231
Net Assets - 100.0%		$243,451,457

*Non-income producing security.

Portfolio Composition
Asset Allocation as of 07/31/2026 (based on net assets)

Information Technology	25.4%
Industrials	17.2%
Financials	15.4%
Health Care	11.6%
Energy	10.6%
Consumer Discretionary	7.2%
Communication Services	3.2%
Materials	2.3%
Consumer Staples	2.3%
Utilities	2.3%
Real Estate	1.5%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$240,995,226	$—	$—	$240,995,226
Total	$240,995,226	$—	$—	$240,995,226

Schedule of Investments — Virtus U.S. Dividend ETF

July 31, 2026

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 5.8%
Alphabet, Inc. Class A	869	$309,477
Alphabet, Inc. Class C	576	205,430
Meta Platforms, Inc. Class A	184	102,435
Roku, Inc.*	1,230	178,362
Spok Holdings, Inc.	6,840	74,556
Verizon Communications, Inc.	3,450	161,495
Total Communication Services		1,031,755
Consumer Discretionary - 4.2%
Amazon.com, Inc.*	1,567	425,566
Cricut, Inc. Class A	12,000	56,280
Hasbro, Inc.	720	67,637
Magna International, Inc. (Canada)	1,672	114,699
TJX Cos., Inc. (The)	576	90,628
Total Consumer Discretionary		754,810
Consumer Staples - 2.6%
Altria Group, Inc.	2,899	198,089
Dollar General Corp.	960	121,968
Target Corp.	1,000	144,490
Total Consumer Staples		464,547
Energy - 6.7%
Alliance Resource Partners LP	6,120	158,814
Global Partners LP	1,700	84,099
Hafnia Ltd. (Singapore)	11,232	86,374
Kimbell Royalty Partners LP	6,085	91,093
Mach Natural Resources LP	6,600	90,024
Plains GP Holdings LP*	4,536	119,433
Sunoco LP	1,700	130,373
TORM PLC Class A (Switzerland)	7,114	215,625
TXO Partners LP	4,284	57,534
USA Compression Partners LP	4,182	109,401
Viper Energy, Inc. Class A	1,200	53,532
Total Energy		1,196,302
Financials - 18.2%
AllianceBernstein Holding LP	2,350	86,386
Allstate Corp. (The)	768	202,813
Annaly Capital Management, Inc.	10,021	227,677
Bank of America Corp.	4,000	247,800
Bank of New York Mellon Corp. (The)	1,320	206,355
Canadian Imperial Bank of Commerce (Canada)	1,272	150,796
Charles Schwab Corp. (The)	1,320	138,917
Dynex Capital, Inc.	14,611	185,706
East West Bancorp, Inc.	936	122,616
First Financial Corp.	1,992	160,456
Invesco Mortgage Capital, Inc.	16,704	123,777
JPMorgan Chase & Co.	1,100	386,969
MFA Financial, Inc.	5,608	51,089
Orchid Island Capital, Inc.	28,372	184,134
PNC Financial Services Group, Inc. (The)	515	128,683
Truist Financial Corp.	3,550	184,032
United Fire Group, Inc.	2,000	102,720
US Bancorp	3,600	226,836

Security Description	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Visa, Inc. Class A	350	$128,145
Total Financials		3,245,907
Health Care - 10.4%
AbbVie, Inc.	1,056	264,993
Amgen, Inc.	600	231,096
Bristol-Myers Squibb Co.	3,408	222,576
CVS Health Corp.	768	80,202
Eli Lilly & Co.	96	110,289
Johnson & Johnson	1,368	350,687
Pfizer, Inc.	7,944	198,679
Quest Diagnostics, Inc.	560	130,486
UnitedHealth Group, Inc.	650	269,360
Total Health Care		1,858,368
Industrials - 8.3%
AMETEK, Inc.	792	191,434
Comfort Systems USA, Inc.	94	162,591
General Dynamics Corp.	408	156,435
Global Ship Lease, Inc. Class A (United Kingdom)	4,200	186,228
HEICO Corp. Class A	276	71,009
Icahn Enterprises LP	20,544	160,038
nVent Electric PLC	1,359	209,055
Parker-Hannifin Corp.	250	244,133
Star Bulk Carriers Corp. (Greece)	3,800	109,250
Total Industrials		1,490,173
Information Technology - 34.2%
Amphenol Corp. Class A	1,464	235,265
Analog Devices, Inc.	716	263,066
Apple, Inc.	3,538	1,092,924
Applied Materials, Inc.	192	97,473
Arista Networks, Inc.*	1,272	229,405
Broadcom, Inc.	1,632	635,305
Cisco Systems, Inc.	2,616	303,430
KLA Corp.	720	131,630
LAM Research Corp.	964	282,471
Micron Technology, Inc.	492	404,931
Microsoft Corp.	1,416	658,043
Monolithic Power Systems, Inc.	143	203,922
Motorola Solutions, Inc.	168	73,206
NVIDIA Corp.	4,761	955,771
Sandisk Corp.*	72	87,468
TD SYNNEX Corp.	730	186,661
TE Connectivity PLC (Switzerland)	312	64,175
Texas Instruments, Inc.	760	209,562
Total Information Technology		6,114,708
Materials - 0.7%
LyondellBasell Industries NV Class A	2,100	130,368
Real Estate - 7.2%
Alpine Income Property Trust, Inc.	3,840	77,491
CTO Realty Growth, Inc.	6,068	133,314
Global Net Lease, Inc.	7,800	68,016

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus U.S. Dividend ETF (continued)

July 31, 2026

Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate (continued)
Healthcare Realty Trust, Inc.	9,700	$203,797
Innovative Industrial Properties, Inc.	2,208	129,852
LTC Properties, Inc.	4,032	162,248
Postal Realty Trust, Inc. Class A	3,288	75,755
Realty Income Corp.	2,525	161,272
Summit Hotel Properties, Inc.	17,900	123,152
VICI Properties, Inc.	2,616	68,932
WP Carey, Inc.	1,100	80,960
Total Real Estate		1,284,789
Utilities - 1.4%
Atmos Energy Corp.	888	153,428
Brookfield Infrastructure Partners LP (Canada)	2,334	97,468
Total Utilities		250,896
Total Common Stocks
(Cost $15,481,052)		17,822,623

TOTAL INVESTMENTS - 99.7%
(Cost $15,481,052)		17,822,623
Other Assets in Excess of Liabilities - 0.3%		53,306
Net Assets - 100.0%		$17,875,929

*Non-income producing security.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$17,822,623	$—	$—	$17,822,623
Total	$17,822,623	$—	$—	$17,822,623

Consolidated Statement of Assets and Liabilities (FORM N-CSR ITEM 7)

July 31, 2026

The accompanying notes are an integral part of these financial statements.

	Virtus AlphaSimplex Global Macro ETF	Virtus AlphaSimplex Managed Futures ETF
Assets:
Investments, at cost	$6,401,572	$24,030,729
Investments, at value	6,971,734	24,035,662
Cash	664,216	2,620,997
Cash pledged as collateral for futures contracts	827,224	2,787,221
Variation Margin on futures contracts	90,488	292,144
Receivables:
Prepaid expenses	1,818	636
Total Assets	8,555,480	29,736,660

Liabilities:
Payables:
Advisory fees	5,811	20,966
Total Liabilities	5,811	20,966
Net Assets	$8,549,669	$29,715,694

Net Assets Consist of:
Paid-in capital	$7,101,009	$26,768,644
Total distributable earnings (accumulated deficit)	1,448,660	2,947,050
Net Assets	$8,549,669	$29,715,694
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	275,004	1,150,004
Net asset value per share	$31.09	$25.84

Statements of Assets and Liabilities (FORM N-CSR ITEM 7)

July 31, 2026

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF	Virtus Duff & Phelps Real Estate Income ETF	Virtus Emerging Markets Dividend ETF	Virtus International Dividend ETF
Assets:
Investments, at cost	$4,587,288	$3,735,882	$6,014,785	$13,994,533
Investments, at value	5,453,385	3,947,206	6,762,354	16,177,446
Cash	11,001	14,479	6,154	67,152
Foreign currency(a)	20	—	1,613	—
Receivables:
Tax reclaim	17,165	—	819	21,437
Investment securities sold	14,334	—	—	—
Dividends and interest	3,822	16,649	34,528	52,231
Prepaid expenses	804	—	—	640
Total Assets	5,500,531	3,978,334	6,805,468	16,318,906

Liabilities:
Income distribution payable	—	—	626	—
Due to custodian - foreign currency	—	—	—	9
Payables:
Investment securities purchased	14,410	—	—	—
Advisory fees	4,070	1,995	2,503	5,288
Other accrued expenses	—	—	78	—
Total Liabilities	18,480	1,995	3,207	5,297
Net Assets	$5,482,051	$3,976,339	$6,802,261	$16,313,609

Net Assets Consist of:
Paid-in capital	$5,309,050	$3,751,397	$6,069,825	$14,123,690
Total distributable earnings (accumulated deficit)	173,001	224,942	732,436	2,189,919
Net Assets	$5,482,051	$3,976,339	$6,802,261	$16,313,609
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	200,004	150,004	250,004	450,004
Net asset value per share	$27.41	$26.51	$27.21	$36.25
(a) Foreign currency, at cost	$20	$—	$1,599	$437

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

July 31, 2026

	Virtus KAR Mid-Cap ETF	Virtus Newfleet Securitized Income ETF	Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Newfleet Short Duration High Yield Bond ETF
Assets:
Investments, at cost	$41,997,445	$112,376,857	$13,019,037	$30,594,169
Investments, at value	43,636,262	111,710,580	13,007,942	30,572,205
Cash	1,985,699	5,836	431,973	258,576
Receivables:
Dividends and interest	5,819	415,407	89,818	600,107
Variation margin on swap contracts	—	—	58,671	—
Prepaid expenses	58	319	102	116
Total Assets	45,627,838	112,132,142	13,588,506	31,431,004

Liabilities:
Due to broker	—	—	8,990	—
Payables:
Investment securities purchased	—	—	201,419	—
Advisory fees	31,634	37,139	3,934	10,422
Total Liabilities	31,634	37,139	214,343	10,422
Net Assets	$45,596,204	$112,095,003	$13,374,163	$31,420,582

Net Assets Consist of:
Paid-in capital	$46,313,134	$113,705,573	$13,345,734	$35,122,973
Total distributable earnings (accumulated deficit)	(716,930)	(1,610,570)	28,429	(3,702,391)
Net Assets	$45,596,204	$112,095,003	$13,374,163	$31,420,582
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	1,825,004	4,650,004	525,004	1,454,000
Net asset value per share	$24.98	$24.11	$25.47	$21.61

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

July 31, 2026

	Virtus Seix AAA Private Credit CLO ETF	Virtus Seix Senior Loan ETF	Virtus Silvant Growth Opportunities ETF	Virtus Silvant Small/Mid Growth ETF
Assets:
Investments, at cost	$18,198,441	$248,436,559	$3,743,747	$3,126,909
Investments in affiliates, at cost	$—	$600,240	$—	$—
Investments, at value	18,136,709	244,717,285	3,732,685	3,168,510
Investments in affiliates, at value	—	597,720	—	—
Cash	1,694,661	18,355,081	29,692	49,027
Receivables:
Dividends and interest	84,588	1,181,266	101	115
Investment securities sold	—	3,313,796	13,001	13,186
Prepaid expenses	44	31,853	—	—
Total Assets	19,916,002	268,197,001	3,775,479	3,230,838

Liabilities:
Payables:
Investment securities purchased	—	16,783,183	26,258	33,007
Advisory fees	4,907	118,714	1,118	1,101
Total Liabilities	4,907	16,901,897	27,376	34,108
Net Assets	$19,911,095	$251,295,104	$3,748,103	$3,196,730

Net Assets Consist of:
Paid-in capital	$19,994,601	$264,957,887	$3,801,740	$3,106,323
Total distributable earnings (accumulated deficit)	(83,506)	(13,662,783)	(53,637)	90,407
Net Assets	$19,911,095	$251,295,104	$3,748,103	$3,196,730
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	800,004	10,850,004	150,004	125,004
Net asset value per share	$24.89	$23.16	$24.99	$25.57

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (FORM N-CSR ITEM 7) (continued)

July 31, 2026

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Terranova U.S. Quality Momentum ETF	Virtus U.S. Dividend ETF
Assets:
Investments, at cost	$48,160,572	$210,668,955	$15,481,052
Investments, at value	48,498,144	240,995,226	17,822,623
Cash	1,460,737	1,944,682	29,165
Receivables:
Dividends and interest	727,594	39,389	24,120
Investment securities sold	28,925	121,369,900	2,195
Capital shares sold	—	45,361,016	—
Prepaid expenses	160	218	1,609
Total Assets	50,715,560	409,710,431	17,879,712

Liabilities:
Payables:
Investment securities purchased	957,377	120,692,979	—
Capital shares payable	—	45,504,784	—
Advisory fees	21,262	61,211	3,783
Total Liabilities	978,639	166,258,974	3,783
Net Assets	$49,736,921	$243,451,457	$17,875,929

Net Assets Consist of:
Paid-in capital	$48,752,314	$280,225,711	$15,114,255
Total distributable earnings (accumulated deficit)	984,607	(36,774,254)	2,761,674
Net Assets	$49,736,921	$243,451,457	$17,875,929
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	1,750,004	5,350,004	600,004
Net asset value per share	$28.42	$45.50	$29.79

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Operations (FORM N-CSR ITEM 7)

For the Year Ended July 31, 2026

	Virtus AlphaSimplex Global Macro ETF[1]	Virtus AlphaSimplex Managed Futures ETF
Investment Income:
Dividend income	$86,871	$—
Interest income	77,765	745,890
Total Investment Income	164,636	745,890

Expenses:
Advisory fees	55,098	232,863
Other expenses	—	8
Total Expenses	55,098	232,871
Net Investment Income	109,538	513,019

Net Realized Gain (Loss) on:
Investments	26,417	(94)
Futures	916,285	3,352,122
Foreign currency transactions	(287)	(37,607)
Total Net Realized Gain	942,415	3,314,421

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	570,162	4,933
Futures	127,950	532,835
Foreign currency translations	(990)	2,182
Total Change in Net Unrealized Appreciation	697,122	539,950
Net Realized and Change in Unrealized Gain	1,639,537	3,854,371
Net Increase in Net Assets Resulting from Operations	$1,749,075	$4,367,390

1From August 4, 2025 (commencement of operations) through July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7)

For the Year Ended July 31, 2026

	Virtus Duff & Phelps Clean Energy ETF	Virtus Duff & Phelps Real Estate Income ETF[1]	Virtus Emerging Markets Dividend ETF[2]	Virtus International Dividend ETF[3]
Investment Income:
Dividend income (net of foreign withholding taxes)	$110,104	$24,567	$186,617	$445,442
Interest income	1,137	14,950	—	761
Total Investment Income	111,241	39,517	186,617	446,203

Expenses:
Advisory fees	38,142	6,591	19,635	39,399
Total Expenses	38,142	6,591	19,635	39,399
Less expense waivers/reimbursements	(4,045)	—	—	—
Net Expenses	34,097	6,591	19,635	39,399
Net Investment Income	77,144	32,926	166,982	406,804

Net Realized Gain (Loss) on:
Investments	822,127	17,327	4,627	75,601
In-kind redemptions	793,440	—	(49,143)	526,997
Foreign currency transactions	2,054	(32)	(15,104)	(6,881)
Total Net Realized Gain (Loss)	1,617,621	17,295	(59,620)	595,717

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(26,049)	211,324	747,569	2,182,913
Foreign currency translations	725	—	(73)	262
Total Change in Net Unrealized Appreciation (Depreciation)	(25,324)	211,324	747,496	2,183,175
Net Realized and Change in Unrealized Gain	1,592,297	228,619	687,876	2,778,892
Net Increase in Net Assets Resulting from Operations	$1,669,441	$261,545	$854,858	$3,185,696
Foreign withholding taxes	$6,736	$69	$23,660	$67,512

1From April 14, 2026 (commencement of operations) through July 31, 2026.

2From February 3, 2026 (commencement of operations) through July 31, 2026.

3From December 2, 2025 (commencement of operations) through July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Year Ended July 31, 2026

	Virtus KAR Mid-Cap ETF	Virtus Newfleet Securitized Income ETF	Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Newfleet Short Duration High Yield Bond ETF
Investment Income:
Dividend income	$279,623	$—	$—	$5,857
Interest income	36,486	4,400,605	668,548	2,033,404
Total Investment Income	316,109	4,400,605	668,548	2,039,261

Expenses:
Advisory fees	305,228	406,646	51,074	120,362
Total Expenses	305,228	406,646	51,074	120,362
Less expense waivers/reimbursements	—	(82,988)	(6,384)	—
Net Expenses	305,228	323,658	44,690	120,362
Net Investment Income	10,881	4,076,947	623,858	1,918,899

Net Realized Gain (Loss) on:
Investments	(2,326,510)	(425,631)	(12,911)	(455,122)
In-kind redemptions	792,895	—	—	—
Swaps	—	—	374	—
Total Net Realized Loss	(1,533,615)	(425,631)	(12,537)	(455,122)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	2,284,909	(860,365)	(172,917)	147,080
Swaps	—	—	(104)	—
Total Change in Net Unrealized Appreciation (Depreciation)	2,284,909	(860,365)	(173,021)	147,080
Net Realized and Change in Unrealized Gain (Loss)	751,294	(1,285,996)	(185,558)	(308,042)
Net Increase in Net Assets Resulting from Operations	$762,175	$2,790,951	$438,300	$1,610,857

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Year Ended July 31, 2026

	Virtus Seix AAA Private Credit CLO ETF	Virtus Seix Senior Loan ETF	Virtus Silvant Growth Opportunities ETF[1]	Virtus Silvant Small/Mid Growth ETF[2]
Investment Income:
Dividend income (net of foreign withholding taxes)	$—	$30,708	$7,995	$2,325
Interest income	985,954	21,453,100	—	—
Total Investment Income	985,954	21,483,808	7,995	2,325

Expenses:
Advisory fees	53,417	1,547,638	6,825	3,535
Line of credit fees	—	27,154	—	—
Total Expenses	53,417	1,574,792	6,825	3,535
Less expense waivers/reimbursements	—	(27,154)	—	—
Net Expenses	53,417	1,547,638	6,825	3,535
Net Investment Income (Loss)	932,537	19,936,170	1,170	(1,210)

Net Realized Gain (Loss) on:
Investments	255	(2,764,118)	(43,753)	50,016
Foreign currency transactions	—	45	—	—
Total Net Realized Gain (Loss)	255	(2,764,073)	(43,753)	50,016

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(22,888)	(3,400,341)	(11,062)	41,601
Investments in affiliates	—	(2,520)	—	—
Total Change in Net Unrealized Appreciation (Depreciation)	(22,888)	(3,402,861)	(11,062)	41,601
Net Realized and Change in Unrealized Gain (Loss)	(22,633)	(6,166,934)	(54,815)	91,617
Net Increase (Decrease) in Net Assets Resulting from Operations	$909,904	$13,769,236	$(53,645)	$90,407
Foreign withholding taxes	$—	$—	$39	$29

1From December 22, 2025 (commencement of operations) through July 31, 2026.

2From April 21, 2026 (commencement of operations) through July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Operations (FORM N-CSR ITEM 7) (continued)

For the Year Ended July 31, 2026

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Terranova U.S. Quality Momentum ETF	Virtus U.S. Dividend ETF[1]
Investment Income:
Dividend income (net of foreign withholding taxes)	$—	$2,274,656	$312,940
Interest income	1,567,265	24,161	428
Total Investment Income	1,567,265	2,298,817	313,368

Expenses:
Advisory fees	114,398	679,145	27,625
Total Expenses	114,398	679,145	27,625
Net Investment Income	1,452,867	1,619,672	285,743

Net Realized Gain (Loss) on:
Investments	608,215	(24,919,971)	469,105
In-kind redemptions	—	40,366,164	425,612
Foreign currency transactions	—	—	(13)
Total Net Realized Gain	608,215	15,446,193	894,704

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(195,532)	8,301,099	2,341,571
Total Change in Net Unrealized Appreciation (Depreciation)	(195,532)	8,301,099	2,341,571
Net Realized and Change in Unrealized Gain	412,683	23,747,292	3,236,275
Net Increase in Net Assets Resulting from Operations	$1,865,550	$25,366,964	$3,522,018
Foreign withholding taxes	$—	$—	$2,477

1From December 2, 2025 (commencement of operations) through July 31, 2026.

Consolidated Statement of Changes in Net Assets (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	Virtus AlphaSimplex Global Macro ETF	Virtus AlphaSimplex Managed Futures ETF
	For the Period August 4, 2025[1] Through July 31, 2026	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$109,538	$513,019	$150,731
Net realized gain (loss)	942,415	3,314,421	(1,428,072)
Net change in unrealized appreciation (depreciation)	697,122	539,950	(121,154)
Net increase (decrease) in net assets resulting from operations	1,749,075	4,367,390	(1,398,495)
Distributions to Shareholders	(300,792)	(65,930)	(187,522)

Shareholder Transactions:
Proceeds from shares sold	7,101,386	21,688,802	27,976,745
Cost of shares redeemed	—	(12,412,010)	(19,068,939)
Net increase in net assets resulting from shareholder transactions	7,101,386	9,276,792	8,907,806
Increase in net assets	8,549,669	13,578,252	7,321,789

Net Assets:
Beginning of period/year	—	16,137,442	8,815,653
End of period/year	$8,549,669	$29,715,694	$16,137,442

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—	725,004	350,004
Shares sold	275,004	925,000	1,225,000
Shares redeemed	—	(500,000)	(850,000)
Shares outstanding, end of period/year	275,004	1,150,004	725,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF		Virtus Duff & Phelps Real Estate Income ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Period April 14, 2026[1] Through July 31, 2026
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$77,144	$105,627	$32,926
Net realized gain (loss)	1,617,621	(18,738)	17,295
Net change in unrealized appreciation (depreciation)	(25,324)	617,295	211,324
Net increase in net assets resulting from operations	1,669,441	704,184	261,545
Distributions to Shareholders	(106,266)	(91,033)	(36,603)

Shareholder Transactions:
Proceeds from shares sold	—	1,356,433	3,751,397
Cost of shares redeemed	(3,219,458)	(448,102)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(3,219,458)	908,331	3,751,397
Increase (decrease) in net assets	(1,656,283)	1,521,482	3,976,339

Net Assets:
Beginning of period/year	7,138,334	5,616,852	—
End of period/year	$5,482,051	$7,138,334	$3,976,339

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	350,004	300,004	—
Shares sold	—	75,000	150,004
Shares redeemed	(150,000)	(25,000)	—
Shares outstanding, end of period/year	200,004	350,004	150,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Emerging Markets Dividend ETF	Virtus International Dividend ETF
	For the Period February 3, 2026[1] Through July 31, 2026	For the Period December 2, 2025[1] Through July 31, 2026
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$166,982	$406,804
Net realized gain (loss)	(59,620)	595,717
Net change in unrealized appreciation	747,496	2,183,175
Net increase in net assets resulting from operations	854,858	3,185,696
Distributions to Shareholders	(135,752)	(370,745)

Shareholder Transactions:
Proceeds from shares sold	10,218,483	18,585,181
Variable fees (see Note 6)	9,271	—
Cost of shares redeemed	(4,144,599)	(5,086,523)
Net increase in net assets resulting from shareholder transactions	6,083,155	13,498,658
Increase in net assets	6,802,261	16,313,609

Net Assets:
Beginning of period/year	—	—
End of period/year	$6,802,261	$16,313,609

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—	—
Shares sold	400,004	600,004
Shares redeemed	(150,000)	(150,000)
Shares outstanding, end of period/year	250,004	450,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus KAR Mid-Cap ETF		Virtus Newfleet Securitized Income ETF
	For the Year Ended July 31, 2026	For the Period October 15, 2024[1] Through July 31, 2025	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$10,881	$(2,530)	$4,076,947	$1,652,699
Net realized gain (loss)	(1,533,615)	249,081	(425,631)	10,756
Net change in unrealized appreciation (depreciation)	2,284,909	(646,092)	(860,365)	251,520
Net increase (decrease) in net assets resulting from operations	762,175	(399,541)	2,790,951	1,914,975
Distributions to Shareholders	(47,753)	(7,397)	(4,086,482)	(1,534,956)

Shareholder Transactions:
Proceeds from shares sold	20,405,908	31,777,393	66,950,798	47,359,149
Cost of shares redeemed	(5,007,759)	(1,886,822)	(6,097,671)	(4,879,219)
Net increase in net assets resulting from shareholder transactions	15,398,149	29,890,571	60,853,127	42,479,930
Increase in net assets	16,112,571	29,483,633	59,557,596	42,859,949

Net Assets:
Beginning of period/year	29,483,633	—	52,537,407	9,677,458
End of period/year	$45,596,204	$29,483,633	$112,095,003	$52,537,407

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	1,200,004	—	2,150,004	400,004
Shares sold	825,000	1,275,004	2,750,000	1,950,000
Shares redeemed	(200,000)	(75,000)	(250,000)	(200,000)
Shares outstanding, end of period/year	1,825,004	1,200,004	4,650,004	2,150,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration Core Plus Bond ETF		Virtus Newfleet Short Duration High Yield Bond ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$623,858	$501,798	$1,918,899	$1,177,264
Net realized gain (loss)	(12,537)	114,851	(455,122)	(6,144)
Net change in unrealized appreciation (depreciation)	(173,021)	(21,021)	147,080	(81,799)
Net increase in net assets resulting from operations	438,300	595,628	1,610,857	1,089,321
Distributions to Shareholders	(648,022)	(596,090)	(1,921,187)	(1,118,714)

Shareholder Transactions:
Proceeds from shares sold	1,936,462	1,297,466	2,174,409	30,596,427
Cost of shares redeemed	—	—	(1,091,533)	(3,261,968)
Net increase in net assets resulting from shareholder transactions	1,936,462	1,297,466	1,082,876	27,334,459
Increase in net assets	1,726,740	1,297,004	772,546	27,305,066

Net Assets:
Beginning of year	11,647,423	10,350,419	30,648,036	3,342,970
End of year	$13,374,163	$11,647,423	$31,420,582	$30,648,036

Changes in Shares Outstanding:
Shares outstanding, beginning of year	450,004	400,004	1,404,000	154,000
Shares sold	75,000	50,000	100,000	1,400,000
Shares redeemed	—	—	(50,000)	(150,000)
Shares outstanding, end of year	525,004	450,004	1,454,000	1,404,000

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix AAA Private Credit CLO ETF		Virtus Seix Senior Loan ETF
	For the Year Ended July 31, 2026	For the Period December 2, 2024[1] Through July 31, 2025	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$932,537	$653,985	$19,936,170	$21,183,864
Net realized gain (loss)	255	(4,369)	(2,764,073)	(5,694,313)
Net change in unrealized appreciation (depreciation)	(22,888)	(38,844)	(3,402,861)	1,058,430
Net increase in net assets resulting from operations	909,904	610,772	13,769,236	16,547,981
Distributions to Shareholders	(950,197)	(656,978)	(19,323,081)	(20,533,283)
Distributions to Shareholders from return of capital	(7,039)	—	—	—
Total distributions	(957,236)	(656,978)	(19,323,081)	(20,533,283)

Shareholder Transactions:
Proceeds from shares sold	3,747,036	21,246,959	138,660,838	254,358,461
Cost of shares redeemed	(2,496,996)	(2,492,366)	(192,343,675)	(110,286,080)
Net increase (decrease) in net assets resulting from shareholder transactions	1,250,040	18,754,593	(53,682,837)	144,072,381
Increase (decrease) in net assets	1,202,708	18,708,387	(59,236,682)	140,087,079

Net Assets:
Beginning of period/year	18,708,387	—	310,531,786	170,444,707
End of period/year	$19,911,095	$18,708,387	$251,295,104	$310,531,786

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	750,004	—	13,150,004	7,150,004
Shares sold	150,000	850,004	5,950,000	10,700,000
Shares redeemed	(100,000)	(100,000)	(8,250,000)	(4,700,000)
Shares outstanding, end of period/year	800,004	750,004	10,850,004	13,150,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Silvant Growth Opportunities ETF	Virtus Silvant Small/Mid Growth ETF
	For the Period December 22, 2025[1] Through July 31, 2026	For the Period April 21, 2026[1] Through July 31, 2026
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$1,170	$(1,210)
Net realized gain (loss)	(43,753)	50,016
Net change in unrealized appreciation (depreciation)	(11,062)	41,601
Net increase (decrease) in net assets resulting from operations	(53,645)	90,407

Shareholder Transactions:
Proceeds from shares sold	3,801,748	3,106,323
Net increase in net assets resulting from shareholder transactions	3,801,748	3,106,323
Increase in net assets	3,748,103	3,196,730

Net Assets:
Beginning of period/year	—	—
End of period/year	$3,748,103	$3,196,730

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—	—
Shares sold	150,004	125,004
Shares outstanding, end of period/year	150,004	125,004

1Commencement of operations.

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF		Virtus Terranova U.S. Quality Momentum ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,452,867	$969,556	$1,619,672	$1,339,885
Net realized gain	608,215	248,779	15,446,193	17,349,259
Net change in unrealized appreciation (depreciation)	(195,532)	193,928	8,301,099	5,502,064
Net increase in net assets resulting from operations	1,865,550	1,412,263	25,366,964	24,191,208
Distributions to Shareholders	(1,599,692)	(1,214,959)	(1,539,385)	(1,027,759)

Shareholder Transactions:
Proceeds from shares sold	34,400,032	5,453,402	196,180,141	205,563,493
Variable fees (see Note 6)	20,044	8,952	—	—
Cost of shares redeemed	—	—	(183,994,817)	(132,330,219)
Net increase in net assets resulting from shareholder transactions	34,420,076	5,462,354	12,185,324	73,233,274
Increase in net assets	34,685,934	5,659,658	36,012,903	96,396,723

Net Assets:
Beginning of year	15,050,987	9,391,329	207,438,554	111,041,831
End of year	$49,736,921	$15,050,987	$243,451,457	$207,438,554

Changes in Shares Outstanding:
Shares outstanding, beginning of year	550,004	350,004	5,050,004	3,200,004
Shares sold	1,200,000	200,000	4,550,000	5,250,000
Shares redeemed	—	—	(4,250,000)	(3,400,000)
Shares outstanding, end of year	1,750,004	550,004	5,350,004	5,050,004

Statements of Changes in Net Assets (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus U.S. Dividend ETF
For the Period December 2, 2025[1] Through July 31, 2026
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$285,743
Net realized gain	894,704
Net change in unrealized appreciation	2,341,571
Net increase in net assets resulting from operations	3,522,018
Distributions to Shareholders	(235,839)

Shareholder Transactions:
Proceeds from shares sold	19,357,489
Cost of shares redeemed	(4,767,739)
Net increase in net assets resulting from shareholder transactions	14,589,750
Increase in net assets	17,875,929

Net Assets:
Beginning of period/year	—
End of period/year	$17,875,929

Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	—
Shares sold	775,004
Shares redeemed	(175,000)
Shares outstanding, end of period/year	600,004

1Commencement of operations.

Consolidated Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

Virtus AlphaSimplex Global Macro ETF
For the Period August 4, 2025[1] Through July 31, 2026
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.45
Net realized and unrealized gain	6.84
Total from investment operations	7.29

Less Distributions from:
Net investment income	(0.53)
Net realized gains	(0.67)
Total distributions	(1.20)
Net Asset Value, End of period	$31.09
Net Asset Value Total Return[3]	30.00%
Net assets, end of period (000’s omitted)	$8,550

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.80%[4]
Net investment income	1.59%[4,5]
Portfolio turnover rate[6]	3%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Consolidated Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus AlphaSimplex Managed Futures ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Period May 15, 2024[1] Through July 31, 2024
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$22.26	$25.19	$25.00
Investment operations:
Net investment income[2]	0.43	0.24	0.21
Net realized and unrealized gain (loss)	3.20	(2.78)	(0.02)
Total from investment operations	3.63	(2.54)	0.19

Less Distributions from:
Net investment income	(0.05)	(0.39)	—
Total distributions	(0.05)	(0.39)	—
Net Asset Value, End of period	$25.84	$22.26	$25.19
Net Asset Value Total Return[3]	16.34%	(10.15)%	0.75%
Net assets, end of period (000’s omitted)	$29,716	$16,137	$8,816

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.80%	0.80%	0.92%[4]
Net investment income	1.76%	1.05%	4.02%[4]
Portfolio turnover rate[5]	0%	0%	0%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7)

The accompanying notes are an integral part of these financial statements.

	Virtus Duff & Phelps Clean Energy ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Period August 3, 2021[1] Through July 31, 2022

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$20.40	$18.72	$20.99	$24.46	$25.55
Investment operations:
Net investment income[2]	0.36	0.34	0.20	0.20	0.14
Net realized and unrealized gain (loss)	7.18	1.62	(2.28)	(3.52)	(1.12)
Total from investment operations	7.54	1.96	(2.08)	(3.32)	(0.98)

Less Distributions from:
Net investment income	(0.53)	(0.28)	(0.19)	(0.15)	(0.11)
Total distributions	(0.53)	(0.28)	(0.19)	(0.15)	(0.11)
Net Asset Value, End of period	$27.41	$20.40	$18.72	$20.99	$24.46
Net Asset Value Total Return[3]	36.94%	10.64%	(9.90)%	(13.55)%	(3.76)%
Net assets, end of period (000’s omitted)	$5,482	$7,138	$5,617	$3,149	$3,669

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.59%	0.59%	0.59%	0.59%	0.59%[4]
Expenses, prior to expense waivers	0.66%	0.66%	0.66%	0.66%	0.66%[4]
Net investment income	1.33%	1.89%	1.17%	0.89%	0.62%[4]
Portfolio turnover rate[5]	49%	69%	96%	58%	39%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus Duff & Phelps Real Estate Income ETF
For the Period April 14, 2026[1] Through July 31, 2026
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.23
Net realized and unrealized gain	1.52
Total from investment operations	1.75

Less Distributions from:
Net investment income	(0.24)
Total distributions	(0.24)
Net Asset Value, End of period	$26.51
Net Asset Value Total Return[3]	7.03%
Net assets, end of period (000’s omitted)	$3,976

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.59%[4]
Net investment income	2.95%[4]
Portfolio turnover rate[5]	7%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus Emerging Markets Dividend ETF
For the Period February 3, 2026[1] Through July 31, 2026
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.23
Investment operations:
Net investment income[2]	0.53
Net realized and unrealized gain	1.99
Total from investment operations	2.52

Less Distributions from:
Net investment income	(0.54)
Total distributions	(0.54)
Net Asset Value, End of period	$27.21
Net Asset Value Total Return[3]	9.92%
Net assets, end of period (000’s omitted)	$6,802

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49%[4]
Net investment income	4.17%[4]
Portfolio turnover rate[5]	76%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus International Dividend ETF
For the Period December 2, 2025[1] Through July 31, 2026
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$30.32
Investment operations:
Net investment income[2]	0.91
Net realized and unrealized gain	5.84
Total from investment operations	6.75

Less Distributions from:
Net investment income	(0.82)
Total distributions	(0.82)
Net Asset Value, End of period	$36.25
Net Asset Value Total Return[3]	22.43%
Net assets, end of period (000’s omitted)	$16,314

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.39%[4]
Net investment income	4.03%[4]
Portfolio turnover rate[5]	43%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus KAR Mid-Cap ETF
	For the Year Ended July 31, 2026	For the Period October 15, 2024[1] Through July 31, 2025
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.57	$25.00
Investment operations:
Net investment income[2]	0.01	0.00 [3]
Net realized and unrealized gain (loss)	0.43	(0.42)
Total from investment operations	0.44	(0.42)

Less Distributions from:
Net investment income	(0.03)	(0.01)
Total distributions	(0.03)	(0.01)
Net Asset Value, End of period	$24.98	$24.57
Net Asset Value Total Return[4]	1.80%	(1.68)%
Net assets, end of period (000’s omitted)	$45,596	$29,484

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.80%	0.80%[5]
Net investment income (loss)	0.03%	(0.02)%[5]
Portfolio turnover rate[6]	27%	10%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Less than $0.005.

4Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

5Annualized.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Securitized Income ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$24.44	$24.19	$23.43	$23.57	$25.03
Investment operations:
Net investment income[1]	1.19	1.30	1.13	0.77	0.38
Net realized and unrealized gain (loss)	(0.31)	0.22	0.73	(0.17)	(1.41)
Total from investment operations	0.88	1.52	1.86	0.60	(1.03)

Less Distributions from:
Net investment income	(1.21)	(1.27)	(1.10)	(0.74)	(0.43)
Total distributions	(1.21)	(1.27)	(1.10)	(0.74)	(0.43)
Net Asset Value, End of year	$24.11	$24.44	$24.19	$23.43	$23.57
Net Asset Value Total Return[2]	3.70%	6.43%	8.17%	2.62%	(4.12)%
Net assets, end of year (000’s omitted)	$112,095	$52,537	$9,677	$12,886	$12,966

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses, prior to expense waivers	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	4.91%	5.34%	4.79%	3.32%	1.56%
Portfolio turnover rate[3]	39%	70%	60%	42%	47%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration Core Plus Bond ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Period November 15, 2023[1] Through July 31, 2024
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.88	$25.88	$25.28
Investment operations:
Net investment income[2]	1.26	1.18	0.97
Net realized and unrealized gain (loss)	(0.36)	0.22	0.51
Total from investment operations	0.90	1.40	1.48

Less Distributions from:
Net investment income	(1.31)	(1.37)	(0.88)
Net realized gains	—	(0.03)	—
Total distributions	(1.31)	(1.40)	(0.88)
Net Asset Value, End of period	$25.47	$25.88	$25.88
Net Asset Value Total Return[3]	3.57%	5.57%	5.94%
Net assets, end of period (000’s omitted)	$13,374	$11,647	$10,350

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.35%	0.35%	0.35%[4]
Expenses, prior to expense waivers	0.40%	0.40%	0.40%[4]
Net investment income	4.89%	4.55%	5.35%[4]
Portfolio turnover rate[5]	47%	46%	24%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Short Duration High Yield Bond ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$21.83	$21.71	$21.27	$21.43	$24.69
Investment operations:
Net investment income[1]	1.36	1.46	1.58	1.39	1.29
Net realized and unrealized gain (loss)	(0.22)	0.07 [2]	0.44	(0.11)	(3.27)
Total from investment operations	1.14	1.53	2.02	1.28	(1.98)

Less Distributions from:
Net investment income	(1.36)	(1.41)	(1.58)	(1.44)	(1.28)
Total distributions	(1.36)	(1.41)	(1.58)	(1.44)	(1.28)
Net Asset Value, End of year	$21.61	$21.83	$21.71	$21.27	$21.43
Net Asset Value Total Return[3]	5.35%	7.28%	9.94%	6.31%	(8.29)%
Net assets, end of year (000’s omitted)	$31,421	$30,648	$3,343	$4,339	$4,371

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.39%	0.39%	0.42%	0.49%	0.49%
Expenses, prior to expense waivers	0.39%	0.39%	1.55%	2.88%	2.32%
Net investment income	6.22%	6.75%	7.40%	6.62%	5.51%
Portfolio turnover rate[4]	39%	71%	32%	46%	67%

1Based on average shares outstanding.

2The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

4Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix AAA Private Credit CLO ETF
	For the Year Ended July 31, 2026	For the Period December 2, 2024[1] Through July 31, 2025
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.94	$25.00
Investment operations:
Net investment income[2]	1.26	0.91
Net realized and unrealized loss	(0.02)	(0.05)
Total from investment operations	1.24	0.86

Less Distributions from:
Net investment income	(1.28)	(0.92)
Return of capital	(0.01)	—
Total distributions	(1.29)	(0.92)
Net Asset Value, End of period	$24.89	$24.94
Net Asset Value Total Return[3]	5.07%	3.51%
Net assets, end of period (000’s omitted)	$19,911	$18,708

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%	0.29%[4]
Net investment income	5.06%	5.58%[4]
Portfolio turnover rate[5]	43%	87%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Seix Senior Loan ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$23.61	$23.84	$23.78	$23.45	$25.06
Investment operations:
Net investment income[1]	1.72	1.81	2.22	1.91	1.12
Net realized and unrealized gain (loss)	(0.51)	(0.27)	(0.03)	0.23	(1.57)
Total from investment operations	1.21	1.54	2.19	2.14	(0.45)

Less Distributions from:
Net investment income	(1.66)	(1.77)	(2.13)	(1.81)	(1.03)
Net realized gains	—	—	—	—	(0.13)
Total distributions	(1.66)	(1.77)	(2.13)	(1.81)	(1.16)
Net Asset Value, End of year	$23.16	$23.61	$23.84	$23.78	$23.45
Net Asset Value Total Return[2]	5.29%	6.70%	9.62%	9.46%	(1.93)%
Net assets, end of year (000’s omitted)	$251,295	$310,532	$170,445	$77,286	$73,852

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.57%[3]	0.57%[3]	0.57%[3]	0.62%[4]	0.57%
Expenses, prior to expense waivers	0.58%[3]	0.58%[3]	0.58%[3]	0.63%[4]	0.57%
Net investment income	7.34%	7.66%	9.31%	8.12%	4.58%
Portfolio turnover rate[5]	203%	256%	286%	364%	592%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3The ratios of expenses to average net assets include interest expense fees/line of credit commitment fees of 0.01%.

4The ratios of expenses to average net assets include interest expense fees of 0.05%.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus Silvant Growth Opportunities ETF
For the Period December 22, 2025[1] Through July 31, 2026
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.14
Investment operations:
Net investment income[2]	0.01
Net realized and unrealized loss	(0.16)
Total from investment operations	(0.15)
Net Asset Value, End of period	$24.99
Net Asset Value Total Return[3]	(0.59)%
Net assets, end of period (000’s omitted)	$3,748

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.35%[4]
Net investment income	0.06%[4]
Portfolio turnover rate[5]	25%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus Silvant Small/Mid Growth ETF
For the Period April 21, 2026[1] Through July 31, 2026
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$24.96
Investment operations:
Net investment loss[2]	(0.01)
Net realized and unrealized gain	0.62
Total from investment operations	0.61
Net Asset Value, End of period	$25.57
Net Asset Value Total Return[3]	2.46%
Net assets, end of period (000’s omitted)	$3,197

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.39%[4]
Net investment loss	(0.13)%[4]
Portfolio turnover rate[5]	11%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Period December 12, 2022[1] Through July 31, 2023
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$27.37	$26.83	$25.21	$25.00
Investment operations:
Net investment income[2]	1.96	2.17	2.19	1.60
Net realized and unrealized gain	1.40	1.06	1.49	0.13
Total from investment operations	3.36	3.23	3.68	1.73

Less Distributions from:
Net investment income	(2.10)	(2.69)	(2.06)	(1.52)
Net realized gains	(0.21)	—	—	—
Total distributions	(2.31)	(2.69)	(2.06)	(1.52)
Net Asset Value, End of period	$28.42	$27.37	$26.83	$25.21
Net Asset Value Total Return[3]	12.78%	12.60%	15.38%	7.22%
Net assets, end of period (000’s omitted)	$49,737	$15,051	$9,391	$3,781

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55%	0.55%	0.55%	0.58%[4,5]
Net investment income	6.99%	8.06%	8.48%	10.24%[4]
Portfolio turnover rate[6]	108%	107%	126%	57%[7]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5The ratios of expenses to average net assets includes tax expense fees of 0.03%.

6Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

7Not annualized.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Terranova U.S. Quality Momentum ETF
	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2022
Per Share Data for a Share Outstanding throughout each year presented:
Net asset value, beginning of year	$41.08	$34.70	$29.64	$27.35	$30.28
Investment operations:
Net investment income[1]	0.30	0.33	0.26	0.36	0.26
Net realized and unrealized gain (loss)	4.39	6.32	5.21	2.26	(3.05)
Total from investment operations	4.69	6.65	5.47	2.62	(2.79)

Less Distributions from:
Net investment income	(0.27)	(0.27)	(0.41)	(0.33)	(0.14)
Total distributions	(0.27)	(0.27)	(0.41)	(0.33)	(0.14)
Net Asset Value, End of year	$45.50	$41.08	$34.70	$29.64	$27.35
Net Asset Value Total Return[2]	11.49%	19.20%	18.66%	9.72%	(9.27)%
Net assets, end of year (000’s omitted)	$243,451	$207,439	$111,042	$100,763	$87,516

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.69%	0.86%	0.84%	1.31%	0.88%
Portfolio turnover rate[3]	127%	117%	99%	121%	117%

1Based on average shares outstanding.

2Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year.

3Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Financial Highlights (FORM N-CSR ITEM 7) (continued)

The accompanying notes are an integral part of these financial statements.

Virtus U.S. Dividend ETF
For the Period December 2, 2025[1] Through July 31, 2026
Per Share Data for a Share Outstanding throughout the period presented:
Net asset value, beginning of period	$25.00
Investment operations:
Net investment income[2]	0.47
Net realized and unrealized gain	4.70
Total from investment operations	5.17
Less Distributions from:
Net investment income	(0.38)
Total distributions	(0.38)
Net Asset Value, End of period	$29.79
Net Asset Value Total Return[3]	20.88%
Net assets, end of period (000’s omitted)	$17,876

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.25%[4]
Net investment income	2.59%[4]
Portfolio turnover rate[5]	40%[6]

1Commencement of operations.

2Based on average shares outstanding.

3Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

6Not annualized.

Notes to Financial Statements

July 31, 2026

1.ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

As of July 31, 2026, seventeen funds of the Trust are offered for sale. Virtus AlphaSimplex Global Macro ETF, Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus Duff & Phelps Real Estate Income ETF, Virtus Emerging Markets Dividend ETF, Virtus International Dividend ETF, Virtus KAR Mid-Cap ETF, Virtus Newfleet Securitized Income ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Small/Mid Growth ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF, Virtus Terranova U.S. Quality Momentum ETF and Virtus U.S. Dividend ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented in this annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Funds	Investment objective(s)
Virtus AlphaSimplex Global Macro ETF	Seeks capital appreciation by pursuing long-term positive returns independent of market cycles.
Virtus AlphaSimplex Managed Futures ETF	Seeks to generate positive absolute returns over time.
Virtus Duff & Phelps Clean Energy ETF	Seeks capital appreciation.
Virtus Duff & Phelps Real Estate Income ETF	Seeks to provide a high level of current income, with capital appreciation as a secondary goal.
Virtus Emerging Markets Dividend ETF	Seeks current income, with a secondary objective of long-term capital appreciation.
Virtus International Dividend ETF	Seeks current income, with a secondary objective of long-term capital appreciation.
Virtus KAR Mid-Cap ETF	Seeks long-term capital appreciation.
Virtus Newfleet Securitized Income ETF	Seeks income.
Virtus Newfleet Short Duration Core Plus Bond ETF	Seeks to provide a high level of total return, including current income, while limiting fluctuations in net asset value.
Virtus Newfleet Short Duration High Yield Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Seix AAA Private Credit CLO ETF	Seeks current income and capital preservation.
Virtus Seix Senior Loan ETF	Seeks to provide a high level of current income.
Virtus Silvant Growth Opportunities ETF	Seeks capital appreciation.
Virtus Silvant Small/Mid Growth ETF	Seeks capital appreciation.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF....	Seeks current income and, secondarily, capital appreciation.
Virtus Terranova U.S. Quality Momentum ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index.
Virtus U.S. Dividend ETF	Seeks current income, with a secondary objective of long-term capital appreciation.

There is no guarantee that a Fund will achieve its objective(s).

The Virtus AlphaSimplex Global Macro ETF commenced operations on August 4, 2025. The Virtus International Dividend ETF and Virtus U.S. Dividend ETF commenced operations on December 2, 2025. The Virtus Silvant Growth Opportunities ETF commenced operations on December 22, 2025. The Virtus Duff & Phelps Real Estate Income ETF commenced operations on April 14, 2026. The Virtus Emerging Markets Dividend ETF commenced operations on February 03, 2026. The Virtus Silvant Small/Mid Growth ETF commenced operations on April 21, 2026.

Effective November 28, 2025, the Virtus Newfleet ABS/MBS ETF changed its name to Virtus Newfleet Securitized Income ETF.

Virtus AlphaSimplex Global Macro ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus KAR Mid-Cap ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Silvant Growth Opportunities ETF and Virtus Stone Harbor Emerging Markets High Yield Bond ETF each are “non-diversified” Funds, as defined under the 1940 Act.

Notes to Financial Statements (continued)

July 31, 2026

2.BASIS OF CONSOLIDATION

The Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures ETF invest in commodity-related instruments through Virtus AlphaSimplex Global Macro Offshore Fund, Ltd. and VATS Offshore Fund, Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures ETF, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board.

As of July 31, 2026, the value of each Fund’s investment in its Subsidiary was as follows:

Funds	Investment in Subsidiary	Percentage of Total Assets
Virtus AlphaSimplex Global Macro ETF	$645,376	7.5%
Virtus AlphaSimplex Managed Futures ETF	$1,716,890	5.8%

3.SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a)Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(b)Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(c)Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus Investment Advisers, LLC (“VIA”) with respect to each Fund (other than the Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures ETF) and Virtus Alternative Investment Advisers, LLC (“VAIA”) with respect to the Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures ETF (VIA and VAIA, each an “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Funds’ investments. References to the “Adviser” shall mean VIA or VAIA, as the case may be, with respect to the applicable Fund. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Notes to Financial Statements (continued)

July 31, 2026

Listed derivatives, such as futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy.

Over-the-counter (“OTC”) derivative contracts, which include swaps, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs inactively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

(d)Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2026, is disclosed at the end of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

(e)Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.

(f)Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

(g)Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(h)When-issued Purchases and Forward Commitments (Delayed Delivery)

The Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Funds record when-issued and delayed delivery securities on the trade date. The Funds maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Notes to Financial Statements (continued)

July 31, 2026

(i)Loan Agreements

The Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR (Secured Overnight Financing Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(j)Private Credit CLOs

CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result. The risks of investing in CLOs include both the economic risks of the underlying loans, which are rated below investment grade (i.e., junk bonds), combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which a Fund is invested.

There are certain risks inherent in investing in CLOs that provide exposure to private credit, in particular the risks of their underlying investments, which include liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Private credit securities also carry risks associated with unclear ownership.

(k)Mortgage-Related and Other Asset-Back Securities

Certain Funds may invest in mortgage-related and other asset-backed securities, which collectively are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments, where applicable. For this and other reasons, an asset-backed security’s stated maturity may be different, and the security’s total return may be difficult to predict precisely.

Mortgage-related securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in “pools” of mortgage loans assembled for sale to investors by various government agencies, such as the Government National Mortgage Association

Notes to Financial Statements (continued)

July 31, 2026

(“GNMA”), and government-related organizations, such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. The longer the remaining maturity of a security the greater the effect of interest rate changes will be. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of its creditworthiness also affect the market value of that issuer’s debt securities.

4.Derivative Financial Instruments and Transactions

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Virtus AlphaSimplex Global Macro ETF, Virtus AlphaSimplex Managed Futures ETF and Virtus New Fleet Short Duration Core Plus Bond ETF use derivatives, how derivatives are accounted for, and how derivative instruments affect each Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by each Fund.

Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, each Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statements of Operations as “Net realized gain (loss) on futures.”

During the year ended July 31, 2026, each Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolio. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the sub adviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if each Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after each Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts, if any.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Assets and Liabilities at July 31, 2026:

Virtus AlphaSimplex Global Macro ETF

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on futures contracts*	$123,881	$26,937	$17,944	$31,622	$200,384
Total Asset Derivatives	$123,881	$26,937	$17,944	$31,622	$200,384

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Liability Derivatives:
Unrealized depreciation on futures contracts*	$29,349	$25,560	$15,681	$1,844	$72,434
Total Liability Derivatives	$29,349	$25,560	$15,681	$1,844	$72,434

*Represents cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-traded futures contracts.

Notes to Financial Statements (continued)

July 31, 2026

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Operations for the year ended July 31, 2026:

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net realized gain (loss) on:
Futures	$364,853	$635,375	$112,796	$(196,739)	$916,285
Total net realized gain (loss)	$364,853	$635,375	$112,796	$(196,739)	$916,285

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net change in unrealized appreciation (depreciation) on:
Futures	$94,532	$1,377	$2,263	$29,778	$127,950
Total Net change in unrealized appreciation (depreciation) on:	$94,532	$1,377	$2,263	$29,778	$127,950

Virtus AlphaSimplex Managed Futures ETF

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on futures contracts*	$260,094	$75,283	$6,288	$324,818	$666,483
Total Asset Derivatives	$260,094	$75,283	$6,288	$324,818	$666,483

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Liability Derivatives:
Unrealized depreciation on futures contracts*	$16,892	$81,983	$182,495	$—	$281,370
Total Liability Derivatives	$16,892	$81,983	$182,495	$—	$281,370

*Represents cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-traded futures contracts.

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statement of Operations for the year ended July 31, 2026:

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net realized gain (loss) on:
Futures	$1,936,185	$2,474,889	$75,749	$(1,134,701)	$3,352,122
Total net realized gain (loss)	$1,936,185	$2,474,889	$75,749	$(1,134,701)	$3,352,122

Statement Line Description:	Commodity	Equity	Foreign Exchange Contracts	Interest Rate	Total
Net change in unrealized appreciation (depreciation) on:
Futures	$369,839	$(166,089)	$(15,171)	$344,256	$532,835
Total Net change in unrealized appreciation (depreciation) on:	$369,839	$(166,089)	$(15,171)	$344,256	$532,835

Notes to Financial Statements (continued)

July 31, 2026

Virtus Newfleet Short Duration Core Plus Bond ETF

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statement of Assets and Liabilities at July 31, 2026.

Statement Line Description:	Credit Risk
Liability Derivatives:
Swaps(1), at value	$104

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statement of Operations for the year ended July 31, 2026.

Statement Line Description:	Credit Risk
Net Realized Gain (Loss) on:
Swaps	$374

Statement Line Description:	Credit Risk
Net Change in Net Unrealized Appreciation (Depreciation) on:
Swaps	$(104)

(1)Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statement of Assets and Liabilities for centrally cleared swap contracts.

The table below shows the quarterly average volume of the derivatives held for the year ended July 31, 2026.

	Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus AlphaSimplex Global Macro ETF	Virtus AlphaSimplex Managed Futures ETF
Futures Contracts - Long Positions(1)	$—	$218,480	$467,787
Futures Contracts - Short Positions(1)	—	(17,925)	27,419
Swaps(2)	59,700	—	—

(1)Average unrealized for the period.

(2)Average notional amount for the period.

5.INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of each Fund, except for the following expenses, each of which is paid by the applicable Fund: the Adviser’s fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Adviser is entitled to receive a fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
Virtus AlphaSimplex Global Macro ETF	0.80%
Virtus AlphaSimplex Managed Futures ETF	0.80%
Virtus Duff & Phelps Clean Energy ETF	0.66	%(1)
Virtus Duff & Phelps Real Estate Income ETF	0.59%
Virtus Emerging Markets Dividend ETF	0.49%
Virtus International Dividend ETF	0.39%
Virtus KAR Mid-Cap ETF	0.80%
Virtus Newfleet Securitized Income ETF	0.49	%(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	0.40	%(3)
Virtus Newfleet Short Duration High Yield Bond ETF	0.39%

Notes to Financial Statements (continued)

July 31, 2026

Funds	Rate
Virtus Seix AAA Private Credit CLO ETF	0.29%
Virtus Seix Senior Loan ETF	0.57	%(4)
Virtus Silvant Growth Opportunities ETF	0.35%
Virtus Silvant Small/Mid Growth ETF	0.39%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	0.55%
Virtus Terranova U.S. Quality Momentum ETF	0.29%
Virtus U.S. Dividend ETF	0.25%

1The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

2The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

3The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.05% of the Fund’s average daily net assets through at least November 30, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

4The Adviser has contractually agreed to waive a portion of the Fund’s advisory fee equal to 0.01% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.

The Advisory Agreement may be terminated by the Trust on behalf of each Fund with the approval of each Fund’s Board or by a vote of the majority of the Funds’ shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice. Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below.

Funds	Sub-Advisers	Sub-Advisory Fees
Virtus AlphaSimplex Global Macro ETF	AlphaSimplex Group, LLC(1)	50% of the net advisory fee(2)
Virtus AlphaSimplex Managed Futures ETF	AlphaSimplex Group, LLC(1)	50% of the net advisory fee(2)
Virtus Duff & Phelps Clean Energy ETF	Duff & Phelps Investment Management Co.(1)	50% of the net advisory fee(2)
Virtus Duff & Phelps Real Estate Income ETF	Duff & Phelps Investment Management Co.(1)	50% of the net advisory fee(2)
Virtus Emerging Markets Dividend ETF	Virtus Advisers, LLC, operating through its division Virtus Systematic(1)	50% of the net advisory fee(2)
Virtus International Dividend ETF	Virtus Advisers, LLC, operating through its division Virtus Systematic(1)	50% of the net advisory fee(2)
Virtus KAR Mid-Cap ETF	Kayne Anderson Rudnick Investment Management, LLC(1)	50% of the net advisory fee(2)
Virtus Newfleet Securitized Income ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration Core Plus Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(2)
Virtus Newfleet Short Duration High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee(3)
Virtus Seix AAA Private Credit CLO ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Seix Senior Loan ETF	Virtus Fixed Income Advisers, LLC, operating through its division Seix Investment Advisors(1)	50% of the net advisory fee(2)
Virtus Silvant Growth Opportunities ETF	Silvant Capital Management, LLC(1)	50% of the net advisory fee(2)
Virtus Silvant Small/Mid Growth ETF	Silvant Capital Management, LLC(1)	50% of the net advisory fee(2)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Stone Harbor Investment Partners(1)	50% of the net advisory fee(2)
Virtus U.S. Dividend ETF	Virtus Advisers, LLC, operating through its division Virtus Systematic(1)	50% of the net advisory fee(2)

Notes to Financial Statements (continued)

July 31, 2026

(1)An indirect wholly-owned subsidiary of Virtus.

(2)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after deducting the payment of all of the ordinary operating expenses of the Fund under the Adviser’s unified fee arrangement. In the event that the Adviser waives all or a portion of its fee pursuant to an applicable waiver agreement, then the Sub-Adviser will waive its fee in the same proportion as the Adviser.

(3)Net advisory fee: The advisory fee paid by the Fund to the Adviser for investment advisory services under the Adviser’s investment advisory agreement with the Fund, after accounting for any applicable fee waiver and/or expense limitation agreement, which will not include reimbursement of the Adviser for any expenses or recapture of prior waivers. In the event the Adviser waives its entire fee and also assumes expenses of the Fund pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan under which each of Virtus AlphaSimplex Global Macro ETF, Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus Duff & Phelps Real Estate Income ETF, Virtus Emerging Markets Dividend ETF, Virtus International Dividend ETF, Virtus KAR Mid-Cap ETF, Virtus Newfleet Securitized Income ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Small/Mid Growth ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF, Virtus Terranova U.S. Quality Momentum ETF and Virtus U.S. Dividend ETF is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services. No 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At July 31, 2026, Virtus Partners, Inc. held shares of the following funds which may be sold at any time that aggregated to the following:

Funds	Shares	% of shares outstanding
Virtus AlphaSimplex Global Macro ETF	200,004	72.7%
Virtus Duff & Phelps Clean Energy ETF	65,504	32.8%
Virtus Duff & Phelps Real Estate Income ETF	100,004	66.7%
Virtus Newfleet Short Duration Core Plus Bond ETF	392,004	74.7%
Virtus Seix AAA Private Credit CLO ETF	400,004	50.0%
Virtus Silvant Growth Opportunities ETF	98,004	65.3%
Virtus Silvant Small/Mid Growth ETF	100,004	80.0%

Notes to Financial Statements (continued)

July 31, 2026

6.CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at net asset value in aggregate blocks of shares or multiples thereof called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of each Fund other than the Virtus Emerging Markets Dividend ETF and the Virtus International Dividend ETF. For the Virtus Emerging Markets Dividend ETF and the Virtus International Dividend ETF, the authorized participants pay a fixed transaction fee of $2,250 and $750, respectively. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units. In addition to the fixed transaction fee, the Funds may charge an additional variable fee to the extent a Fund permits or requires Authorized Participants to purchase Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a Fund and are charged to defray the transaction costs incurred by a Fund when buying Deposit Securities, and also to cover spreads and slippage costs and protect existing shareholders. Variable fees received by a Fund, if any, is disclosed in the shareholder transaction section of the Statement of Changes in Net Assets.

7.FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures ETF’s investment in each Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, each Fund is required to increase its taxable income by its share of the respective Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by its respectively Fund in the current period nor carried forward to offset taxable income in future periods. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2024, 2025 and 2026), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2026, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. Certain Funds may be subject to foreign taxes on income and gains on investments, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended July 31, 2026, the Funds had no accrued penalties or interest.

At July 31, 2026, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Unrealized Appreciation (Depreciation)
Virtus AlphaSimplex Global Macro ETF	$6,496,105	$756,107	$(186,936)	$569,171
Virtus AlphaSimplex Managed Futures ETF	24,273,931	705,682	(657,560)	48,122
Virtus Duff & Phelps Clean Energy ETF	4,653,850	1,451,598	(651,073)	800,525
Virtus Duff & Phelps Real Estate Income ETF	3,738,896	254,830	(46,520)	208,310
Virtus Emerging Markets Dividend ETF	6,029,845	1,045,496	(313,060)	732,436

Notes to Financial Statements (continued)

July 31, 2026

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Unrealized Appreciation (Depreciation)
Virtus International Dividend ETF	14,047,433	2,544,160	(413,885)	2,130,275
Virtus KAR Mid-Cap ETF	$42,039,936	$5,798,186	$(4,201,860)	$1,596,326
Virtus Newfleet Securitized Income ETF	112,397,706	216,511	(903,637)	(687,126)
Virtus Newfleet Short Duration Core Plus Bond ETF	13,019,987	91,692	(103,841)	(12,149)
Virtus Newfleet Short Duration High Yield Bond ETF	30,594,169	295,271	(317,235)	(21,964)
Virtus Seix AAA Private Credit CLO ETF	18,198,441	15,475	(77,207)	(61,732)
Virtus Seix Senior Loan ETF	249,061,797	1,684,693	(5,431,485)	(3,746,792)
Virtus Silvant Growth Opportunities ETF	3,744,424	286,539	(298,278)	(11,739)
Virtus Silvant Small/Mid Growth ETF	3,126,949	295,462	(253,901)	41,561
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	48,191,782	905,529	(599,167)	306,362
Virtus Terranova U.S. Quality Momentum ETF	211,616,924	32,498,843	(3,120,541)	29,378,302
Virtus U.S. Dividend ETF	15,481,052	2,567,021	(225,450)	2,341,571

At July 31, 2026, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
Virtus AlphaSimplex Global Macro ETF	$698,554	$180,935	$569,171	$1,448,660
Virtus AlphaSimplex Managed Futures ETF	2,898,928	—	48,122	2,947,050
Virtus Duff & Phelps Clean Energy ETF	191,759	(819,283)	800,525	173,001
Virtus Duff & Phelps Real Estate Income ETF	13,958	2,674	208,310	224,942
Virtus Emerging Markets Dividend ETF	—	—	732,436	732,436
Virtus International Dividend ETF	59,644	—	2,130,275	2,189,919
Virtus KAR Mid-Cap ETF	3,170	(2,316,426)	1,596,326	(716,930)
Virtus Newfleet Securitized Income ETF	300,038	(1,223,482)	(687,126)	(1,610,570)
Virtus Newfleet Short Duration Core Plus Bond ETF	59,048	(18,470)	(12,149)	28,429
Virtus Newfleet Short Duration High Yield Bond ETF	65,434	(3,745,861)	(21,964)	(3,702,391)
Virtus Seix AAA Private Credit CLO ETF	—	(21,774)	(61,732)	(83,506)
Virtus Seix Senior Loan ETF	616,019	(10,532,010)	(3,746,792)	(13,662,783)
Virtus Silvant Growth Opportunities ETF	1,178	(43,076)	(11,739)	(53,637)
Virtus Silvant Small/Mid Growth ETF	48,846	—	41,561	90,407
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	393,158	285,087	306,362	984,607
Virtus Terranova U.S. Quality Momentum ETF	1,002,620	(67,155,176)	29,378,302	(36,774,254)
Virtus U.S. Dividend ETF	417,627	2,476	2,341,571	2,761,674

Capital losses incurred after October 31 (“Capital Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year . During the fiscal year ended July 31, 2026, the Funds incurred and or elected to defer Post-October Losses and Late Year Ordinary Losses as follows:

	Capital Post-October Losses	Late-year Ordinary Losses
Virtus Seix AAA Private Credit CLO ETF	$21,774	$—

Notes to Financial Statements (continued)

July 31, 2026

The tax character of distributions paid during the years ended July 31, 2026 and July 31, 2025 were as follows:

	2026			2025
Funds	Distributions Paid From Ordinary Income*	Distributions Paid From Long-Term Capital Gains	Return of Capital	Distributions Paid From Ordinary Income*	Distributions Paid From Long-Term Capital Gains
Virtus AlphaSimplex Global Macro ETF	$132,577	$168,215	$—	$—	$—
Virtus AlphaSimplex Managed Futures ETF	65,930	—	—	187,522	—
Virtus Duff & Phelps Clean Energy ETF	106,266	—	—	91,033	—
Virtus Duff & Phelps Real Estate Income ETF	36,603	—	—	—	—
Virtus Emerging Markets Dividend ETF	135,752	—	—	—	—
Virtus International Dividend ETF	370,745	—	—	—	—
Virtus KAR Mid-Cap ETF	47,753	—	—	7,397	—
Virtus Newfleet Securitized Income ETF	4,086,482	—	—	1,534,956	—
Virtus Newfleet Short Duration Core Plus Bond ETF	648,022	—	—	596,090	—
Virtus Newfleet Short Duration High Yield Bond ETF	1,921,187	—	—	1,118,714	—
Virtus Seix AAA Private Credit CLO ETF	950,197	—	7,039	656,978	—
Virtus Seix Senior Loan ETF	19,323,081	—	—	20,533,283	—
Virtus Silvant Growth Opportunities ETF	—	—	—	—	—
Virtus Silvant Small/Mid Growth ETF	—	—	—	—	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	1,482,464	117,228	—	1,181,319	33,640
Virtus Terranova U.S. Quality Momentum ETF	1,539,385	—	—	1,027,759	—
Virtus U.S. Dividend ETF	235,839	—	—	—	—

*Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes .

Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended July 31, 2026, the Funds’ capital loss carryovers were as follows:

Funds	Short Term	Long Term	Total
Virtus AlphaSimplex Global Macro ETF	$—	$—	$—
Virtus AlphaSimplex Managed Futures ETF	—	—	—
Virtus Duff & Phelps Clean Energy ETF	179,230	640,053	819,283
Virtus Duff & Phelps Real Estate Income ETF	—	—	—
Virtus Emerging Markets Dividend ETF	—	—	—
Virtus International Dividend ETF	—	—	—
Virtus KAR Mid-Cap ETF	982,565	1,333,861	2,316,426
Virtus Newfleet Securitized Income ETF	637,618	585,864	1,223,482
Virtus Newfleet Short Duration Core Plus Bond ETF	18,574	—	18,574
Virtus Newfleet Short Duration High Yield Bond ETF	850,912	2,894,949	3,745,861
Virtus Seix AAA Private Credit CLO ETF	—	—	—
Virtus Seix Senior Loan ETF	4,554,741	5,977,269	10,532,010
Virtus Silvant Growth Opportunities ETF	43,076	—	43,076
Virtus Silvant Small/Mid Growth ETF	—	—	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	—	—	—
Virtus Terranova U.S. Quality Momentum ETF	61,742,760	5,412,416	67,155,176
Virtus U.S. Dividend ETF	—	—	—

Notes to Financial Statements (continued)

July 31, 2026

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. At July 31, 2026, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Distributable Earnings (Accumulated Deficit)	Paid-in-Capital
Virtus AlphaSimplex Global Macro ETF	$377	$(377)
Virtus AlphaSimplex Managed Futures ETF	109,780	(109,780)
Virtus Duff & Phelps Clean Energy ETF	(757,125)	757,125
Virtus Duff & Phelps Real Estate Income ETF	—	—
Virtus Emerging Markets Dividend ETF	13,330	(13,330)
Virtus International Dividend ETF	(625,032)	625,032
Virtus KAR Mid-Cap ETF	(783,552)	783,552
Virtus Newfleet Securitized Income ETF	—	—
Virtus Newfleet Short Duration Core Plus Bond ETF	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	—	—
Virtus Seix AAA Private Credit CLO ETF	7,039	(7,039)
Virtus Seix Senior Loan ETF	—	—
Virtus Silvant Growth Opportunities ETF	8	(8)
Virtus Silvant Small/Mid Growth ETF	—	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	—	—
Virtus Terranova U.S. Quality Momentum ETF	(38,962,939)	38,962,939
Virtus U.S. Dividend ETF	(524,505)	524,505

8.Improvements to Income Tax Disclosures

On December 14, 2023, the FASB issued Accounting Standards Update (“ASU”), No. 2023-09 -- Income Taxes (Codification Topic 740): Improvements to Income Tax Disclosures, which aimed to improve transparency of tax information for investors and enhance income tax disclosures. The update requires the Funds to provide a breakdown of total income tax paid, net of refunds, by jurisdiction if the amount exceeds materiality. For the year ended July 31, 2026, the income tax paid were not material therefore no disclosure or jurisdictional breakdown is required.

9.INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended July 31, 2026 were as follows:

Funds	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
Virtus AlphaSimplex Global Macro ETF	$3,656,369	$119,732	$—	$—
Virtus AlphaSimplex Managed Futures ETF	—	—	—	—
Virtus Duff & Phelps Clean Energy ETF	2,856,776	3,197,985	—	2,754,487
Virtus Duff & Phelps Real Estate Income ETF	3,128,894	278,002	874,137	—
Virtus Emerging Markets Dividend ETF	10,013,505	5,690,334	3,567,090	1,830,959
Virtus International Dividend ETF	7,086,644	6,322,340	17,662,891	5,040,408
Virtus KAR Mid-Cap ETF	10,583,153	9,738,471	19,149,229	4,670,285
Virtus Newfleet Securitized Income ETF	86,186,500	30,815,134	—	—
Virtus Newfleet Short Duration Core Plus Bond ETF	6,119,758	5,532,415	—	—
Virtus Newfleet Short Duration High Yield Bond ETF	13,358,342	11,530,374	—	—
Virtus Seix AAA Private Credit CLO ETF	7,800,500	8,031,800	—	—
Virtus Seix Senior Loan ETF	529,094,048	586,009,366	—	—
Virtus Silvant Growth Opportunities ETF	838,489	816,605	3,765,617	—
Virtus Silvant Small/Mid Growth ETF	413,308	375,357	3,039,001	—
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	23,804,169	21,234,426	29,822,335	—
Virtus Terranova U.S. Quality Momentum ETF	296,838,337	294,850,402	195,384,624	185,465,056
Virtus U.S. Dividend ETF	7,203,369	7,113,786	19,337,932	4,751,630

Notes to Financial Statements (continued)

July 31, 2026

Purchases and sales of investments in long-term U.S. Government Securities for the fiscal year ended July 31, 2026 were as follows:

Fund	Purchases	Sales
Virtus Newfleet Securitized Income ETF	$6,722,896	$846,907
Virtus Newfleet Short Duration Core Plus Bond ETF	1,244,118	219,108

10.BORROWINGS

($ reported in thousands)

Effective July 2, 2026, the Funds (other than the Virtus SEIX Senior Loan ETF (“SEIX”)) were added as parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (the “Credit Agreement”), among certain affiliated funds and a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 1, 2027. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default.

SEIX and one other affiliated fund entered into a $125,000 unsecured syndicated line of credit agreement dated March 15, 2018, as amended, (“SEIX Credit Agreement”), with two commercial banks. On March 8, 2024, the unsecured line of credit was renewed as a bilateral credit agreement with one of the commercial banks and the credit amount was reduced to $100,000. The SEIX Credit Agreement allows the SEIX to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-fifth its total net assets. Each Fund, that is a party to the SEIX Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Unless renewed, the SEIX Credit Agreement will terminate on March 5, 2027.

Under both Credit Agreements interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance.

The Funds had no borrowings at any time during the year ended July 31, 2026.

11.INVESTMENT RISKS

As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information. Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

Emerging Markets Risk

Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities

Notes to Financial Statements (continued)

July 31, 2026

issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.

Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.

Rule 144A Securities Risk.

Rule 144A securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. The market for Rule 144A securities typically is less active than the market for publicly traded securities. As such, investing in Rule 144A securities may reduce the liquidity of a Fund’s investments, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A securities normally reflect a discount (which may be significant) from the market price of comparable unrestricted securities for which a liquid trading market exists. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

Concentration Risk.

A Fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

12.CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of a Fund’s shares and the income it earns.

Notes to Financial Statements (continued)

July 31, 2026

13. 10% SHAREHOLDERS

As of July 31, 2026, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below:

Funds	% of Shares Outstanding	Number of Account
Virtus AlphaSimplex Global Macro ETF	86%	2*
Virtus AlphaSimplex Managed Futures ETF	94%	3
Virtus Duff & Phelps Clean Energy ETF	74%	2
Virtus Duff & Phelps Real Estate Income ETF	96%	2
Virtus Emerging Markets Dividend ETF	95%	2
Virtus International Dividend ETF	89%	1
Virtus KAR Mid-Cap ETF	92%	3
Virtus Newfleet Securitized Income ETF	86%	1*
Virtus Newfleet Short Duration Core Plus Bond ETF	87%	2
Virtus Newfleet Short Duration High Yield Bond ETF	78%	1
Virtus Seix AAA Private Credit CLO ETF	66%	2*
Virtus Seix Senior Loan ETF	78%	3
Virtus Silvant Growth Opportunities ETF	65%	1*
Virtus Silvant Small/Mid Growth ETF	91%	2
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	76%	2
Virtus Terranova U.S. Quality Momentum ETF	68%	4
Virtus U.S. Dividend ETF	96%	1

*Includes affiliated shareholder accounts

14.SEGMENT REPORTING

Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, management of each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.

15.SUBSEQUENT EVENTS

At a meeting held on September 2, 2026, the Board of Trustees of Virtus ETF Trust II approved changing the name of the Virtus Terranova U.S. Quality Momentum (the “Fund”) to the Virtus NYSE® Terranova U.S. Quality Momentum ETF. The Board also approved changes to the Fund’s underlying index, index provider, investment objective and principal investment strategies. These changes are expected to become effective on or about November 16, 2026, as described in the Fund’s prospectus supplement dated September 15, 2026.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Virtus ETF Trust II and Shareholders of Virtus AlphaSimplex Global Macro ETF, Virtus AlphaSimplex Managed Futures ETF, Virtus Duff & Phelps Clean Energy ETF, Virtus Duff & Phelps Real Estate Income ETF, Virtus Emerging Markets Dividend ETF, Virtus International Dividend ETF, Virtus KAR Mid-Cap ETF, Virtus Newfleet Securitized Income ETF, Virtus Newfleet Short Duration Core Plus Bond ETF, Virtus Newfleet Short Duration High Yield Bond ETF, Virtus Seix AAA Private Credit CLO ETF, Virtus Seix Senior Loan ETF, Virtus Silvant Growth Opportunities ETF, Virtus Silvant Small/Mid Growth ETF, Virtus Stone Harbor Emerging Markets High Yield Bond ETF, Virtus Terranova U.S. Quality Momentum ETF and Virtus U.S. Dividend ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (constituting Virtus ETF Trust II, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Virtus AlphaSimplex Global Macro ETF(1)*
Virtus AlphaSimplex Managed Futures ETF(2)*
Virtus Duff & Phelps Clean Energy ETF(3)
Virtus Duff & Phelps Real Estate Income ETF(4)
Virtus Emerging Markets Dividend ETF(5)
Virtus International Dividend ETF(6)
Virtus KAR Mid-Cap ETF(7)
Virtus Newfleet Securitized Income ETF(3)
Virtus Newfleet Short Duration Core Plus Bond ETF(3)
Virtus Newfleet Short Duration High Yield Bond ETF(3)
Virtus Seix AAA Private Credit CLO ETF(8)
Virtus Seix Senior Loan ETF(3)
Virtus Silvant Growth Opportunities ETF(9)
Virtus Silvant Small/Mid Growth ETF(10)
Virtus Stone Harbor Emerging Markets High Yield Bond ETF(3)
Virtus Terranova U.S. Quality Momentum ETF(3)
Virtus U.S. Dividend ETF(6)

(1)Consolidated statement of operations and consolidated statement of changes in net assets for the period August 4, 2025 (commencement of operations) through July 31, 2026.

(2)Consolidated statement of operations for the year ended July 31, 2026 and consolidated statement of changes in net assets for each of the years ended July 31, 2026 and July 31, 2025.

(3)Statement of operations for the year ended July 31, 2026 and statement of changes in net assets for each of the years ended July 31, 2026 and July 31, 2025.

(4)Statement of operations and statement of changes in net assets for the period April 14, 2026 (commencement of operations) through July 31, 2026.

(5)Statement of operations and statement of changes in net assets for the period February 3, 2026 (commencement of operations) through July 31, 2026.

(6)Statement of operations and statement of changes in net assets for the period December 2, 2025 (commencement of operations) through July 31, 2026.

(7)Statement of operations for the year ended July 31, 2026, and statement of changes in net assets for the year ended July 31, 2026 and the period October 15, 2024 (commencement of operations) through July 31, 2025.

(8)Statement of operations for the year ended July 31, 2026, and statement of changes in net assets for the year ended July 31, 2026 and the period December 2, 2024 (commencement of operations) through July 31, 2025.

(9)Statement of operations and statement of changes in net assets for the period December 22, 2025 (commencement of operations) through July 31, 2026.

(10)Statement of operations and statement of changes in net assets for the period April 21, 2026 (commencement of operations) through July 31, 2026.

*The financial statements for Virtus AlphaSimplex Global Macro ETF and Virtus AlphaSimplex Managed Futures ETF are presented on a consolidated basis.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight

Report of Independent Registered Public Accounting Firm (continued)

Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, agent banks, transfer agent, and brokers; when replies were not received from agent banks, the transfer agent, or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 28, 2026

We have served as the auditor of one or more of the investment companies in Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

Other Information (unaudited)

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants

None.

FORM N-CSR ITEM 9 - Proxy Disclosure

None.

FORM N-CSR ITEM 10 - Remuneration Paid to Trustees

(1) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustee on the company’s Board of Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officer of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

FORM N-CSR ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the advisory and sub-advisory agreements.

June 4, 2025 Consideration of Approval of Advisory and Sub-Advisory Agreements for:
Virtus Emerging Markets Dividend ETF (“VEM”) (the “Fund”)

On June 4, 2025, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus Investment Advisers, LLC the “Adviser”) and the Trust (the “Advisory Agreement”) on behalf of the Fund; and an investment sub-advisory agreement among Virtus Advisers, LLC (the “Sub-Adviser”), operating through its Virtus Systematic division, the Adviser and the Trust (the “Sub-Advisory Agreement”) on behalf of the Funds. The Advisory Agreement and Sub-Advisory Agreement are collectively referred to as “Investment Management Agreements.”

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, which contained information necessary for the Board to form a judgment as to whether the approval of the Investment Management Agreements would be in the best interests of the Fund and its shareholders.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees will provide to the Fund, the services related

Other Information (unaudited) (continued)

to organizing each Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser and will serve the Trust without additional compensation from the Fund. The Board also considered the information provided by the Adviser, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for the Fund.

Investment performance of the Fund and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that the Fund had not commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds (“ETFs”) and other investment vehicles and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between the Adviser and the Fund under the Advisory Agreement. The Board considered that the Advisory Agreement provided for a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board noted that, under the unified fee arrangement, the Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board also considered the financial condition of the Adviser and the level of commitment to the Fund by the Adviser, including the Adviser’s payment of startup costs for the Fund; potential benefits to the Adviser in managing the Fund, including promotion of the Adviser’s name; and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the proposed management fee and anticipated net expense ratio of the Fund to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund (the “Peer Group”). The Board considered those Funds against both the ETFs in the Peer Group as well as against a sub-group comprised of only the actively managed ETFs in the Peer Group (the “Active Peer Group”). Accordingly, with respect to VEM, the Board considered that the proposed management fee was below the average management fee of the Peer Group and Active Peer Group, and that VEM’s estimated net expense ratio was equal to the average of the Peer Group and below the average of the Active Peer Group.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Adviser would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Adviser. The Board also considered that the Fund would likely experience benefits from the proposed unified fee arrangement and would continue to do so even after the Adviser reaches firm-wide profitability. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits to be derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that affiliates of the Adviser will serve as principal underwriter and operational administrator for the Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Other Information (unaudited) (continued)

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Adviser, including, without limitation, the investment advisory services, the Sub-Adviser’s compliance procedures and practices, and their efforts to promote the Fund. The Board also considered the quality of the services that the Sub-Adviser provides to other funds, including, as applicable, other series of the Trust. After reviewing the foregoing information and further information in the materials, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Sub-Adviser would be satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser. In particular, the Board considered the Sub-Adviser’s experience and the experience of the Sub-Adviser’s portfolio managers. The Board discussed with the Sub-Adviser the investment objective and strategies for the Fund and the Sub-Adviser’s plans for implementing those strategies. After consideration of these factors, the Board determined that the Sub-Adviser would be an appropriate sub-adviser to the Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the proposed arrangements between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement. The Board considered the fact that there would be a “unified fee” structure pursuant to which the Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board considered the extent to which the Sub-Adviser would bear a portion of the Fund’s expenses. The Board noted that, under the unified fee arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the projected asset levels of the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the name of the Sub-Adviser.

The Board compared the proposed fees and anticipated expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund, as noted above. The Board also considered the proposed fees of the Fund as they relate to other ETFs and mutual funds sponsored by the Sub-Adviser. The Board also noted that the Sub-Adviser was an affiliate of the Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Sub-Adviser (pursuant to the Sub-Advisory Agreement) would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the fees proposed to be paid to the Sub-Adviser. The Board considered that the Fund would likely experience benefits from the proposed unified fee arrangement, particularly where the Sub-Adviser is contributing to the Fund’s expenses in excess of its sub-advisory fee. The Board considered that the Fund would likely continue to experience such benefits even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under the Sub-Advisory Agreement. Accordingly, the Board concluded that the Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at the Fund’s projected asset levels, the Fund’s proposed arrangement with the Sub-Adviser would be appropriate.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fees). For example, the Board noted that the Sub-Adviser may obtain reputational benefits from the success of the Fund or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund.

Other Information (unaudited) (continued)

During executive session, the Independent Trustees of Virtus ETF Trust II (the “Trust”) considered the following factors in connection with their approval of the advisory and sub-advisory agreements.

November 19, 2025 Consideration of Approval of Advisory and Sub-Advisory Agreements for
Virtus Duff & Phelps Real Estate Income ETF (“DPRE”)
Virtus Silvant Small/Mid Growth ETF (“SSMG”)
(each a “Fund,” and collectively, the “Funds”)

On November 19, 2025, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved an investment advisory agreement between Virtus Investment Advisers, LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) on behalf of each Fund; an investment sub-advisory agreement among Duff & Phelps Investment Management Co. (the “Duff Sub-Adviser”), the Adviser and the Trust (the “Duff Sub-Advisory Agreement”) on behalf of DPRE; and an investment sub-advisory agreement among Silvant Capital Management LLC (the “Silvant Sub-Adviser”), the Adviser and the Trust (the “Silvant Sub-Advisory Agreement”) on behalf of SSMG. The Duff Sub-Adviser and the Silvant Sub-Adviser are collectively referred to herein as the “Sub-Advisers.” The Duff Sub-Advisory Agreement and the Silvant Sub-Advisory Agreement are collectively referred to herein as the “Sub-Advisory Agreements.” The Advisory Agreements and the Sub-Advisory Agreements are collectively referred to herein as the “Investment Management Agreements.”

At the Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Advisers in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of each Sub-Adviser’s Form ADV and certain other information about each Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Adviser Memorandum and each Sub-Adviser Memorandum contained information necessary for the Board to form a judgment as to whether the approval of the Investment Management Agreements would be in the best interests of each Fund and its shareholders.

Advisory Agreement

In deciding on whether to approve the Advisory Agreement with the Adviser on behalf of each Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to each Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees will provide to each Fund, the services already provided by the Adviser related to organizing each Fund, the Adviser’s coordination of services for each Fund by the Trust’s service providers, its compliance procedures and practices, and its efforts to promote each Fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser and will serve the Trust without additional compensation from each Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and adequate for each Fund.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it will be providing. In conducting its review, the Board considered the fact that the Funds had not yet commenced operations and therefore had no investment performance to consider. Therefore, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing exchange-traded funds (“ETFs”) and other investment vehicles and coordinating their operation and administration. After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of the Funds.

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with each Fund. The Board examined and evaluated the proposed arrangements between the Adviser and each Fund under the Advisory Agreement. The Board considered that the Advisory Agreement provided for a “unified fee” structure pursuant to which the Funds’ ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board noted that, under those arrangements, the Adviser would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to each Fund. The Board also considered the financial condition of the Adviser and the level of commitment to each

Other Information (unaudited) (continued)

Fund by the Adviser, including the Adviser’s payment of startup costs for each Fund; potential benefits to the Adviser in managing each Fund, including promotion of the Adviser’s name; and the interests of the Adviser in providing management and oversight services to each Fund.

The Board compared the proposed management fee and anticipated net expense ratio of each Fund to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to each Fund (the “Peer Group”). Specifically, the Board noted that the proposed management fee and estimated net expense ratio for the Silvant ETF were below the median and average management fees and net expense ratios of its Peer Group.

For DPRE, the Board noted that the proposed management fee and estimated net expense ratio were above the median and average management fees and net expense ratios of the Fund’s Peer Group but below the median and average management fees and net expense ratios of the actively managed ETFs within the Peer Group. The Board also noted that the Adviser did not consider any ETF within the Peer Group to be a direct peer of the Fund because the Fund would be the only ETF in its Peer Group to offer exposure to both real estate investment trust equity and debt.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to the Adviser would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as each Fund grows and whether management fee levels reflect these economies of scale for the benefit of a Fund’s investors. The Board considered the fees proposed to be paid to the Adviser. The Board also considered that each Fund would likely experience benefits from the proposed unified fee arrangement. Accordingly, the Board concluded that each Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at each Fund’s projected asset levels, each Fund’s proposed arrangement with the Adviser would be appropriate.

Other benefits to be derived by the Adviser from its relationship with each Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with each Fund (other than the advisory fee). The Board noted that affiliates of the Adviser will serve as principal underwriter and operational administrator for each Fund, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of each Fund.

Sub-Advisory Agreements

In deciding on whether to approve the Sub-Advisory Agreements with the Sub-Advisers on behalf of each Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers would have under each Sub-Advisory Agreement and the services that would be provided by the Sub-Advisers, including, without limitation, the investment advisory services, the Sub-Advisers’ compliance procedures and practices, and their efforts to promote their respective Funds. The Board also considered the quality of the services that each Sub-Adviser provides to other funds, including certain Virtus mutual funds and/or other series of the Trust. After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business), the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Sub-Advisers would be satisfactory and adequate for their respective Funds.

The investment management capabilities and experience of the Sub-Advisers. The Board evaluated the investment management experience of each Sub-Adviser. In particular, the Board considered each Sub-Adviser’s experience and the experience of each Sub-Adviser’s portfolio managers. The Board discussed with the Sub-Advisers the investment objective and strategies for each Fund and the Sub-Adviser’s plans for implementing those strategies. After consideration of these factors, the Board determined that each Sub-Adviser would be an appropriate sub-adviser to its respective Funds.

Other Information (unaudited) (continued)

The costs of the services to be provided and profits to be realized by each Sub-Adviser from its relationship with the respective Funds. The Board examined and evaluated the proposed arrangement between each Sub-Adviser and the Adviser under the corresponding Sub-Advisory Agreement. The Board considered the fact that there would be a “unified fee” structure pursuant to which each Fund’s ordinary operating expenses (subject to customary exclusions) would be paid from the Adviser’s management fee. The Board considered the extent to which each Sub-Adviser would bear a portion of its respective Funds’ expenses. The Board noted that, under those arrangements, each Sub-Adviser would likely supplement a portion of the cost of operating its respective Funds for some period of time and considered the benefits that would accrue to the Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to each Fund by the Sub-Advisers; the projected asset levels of each Fund; and the overall projected expenses of each Fund. The Board also considered potential benefits to each Sub-Adviser in sub-advising the respective Funds, including promotion of the names of the Sub-Advisers.

The Board compared the proposed fees and anticipated expenses of each Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the respective Fund. The Board also considered the proposed fees of each Fund as they relate to other mutual funds and/or ETFs sponsored by the Sub-Advisers. The Board also noted that each Sub-Adviser was an affiliate of the Adviser. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees proposed to be paid to each Sub-Adviser (pursuant to the corresponding Sub-Advisory Agreement) would be appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as each Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of a Fund’s investors. The Board considered the fees proposed to be paid to each Sub-Adviser. The Board considered that each Fund would likely experience benefits from the proposed unified fee arrangement, particularly where the Sub-Adviser is contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that each Fund would likely continue to experience such benefits even after the Fund’s assets grow to a level where the respective Sub-Adviser is no longer required to contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under the Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s proposed fee arrangement would provide benefits through the unified fee structure, and that, at each Fund’s projected asset levels, each Fund’s proposed arrangement with the respective Sub-Adviser would be appropriate.

Other benefits to be derived by each Sub-Adviser from its relationship with the respective Fund. The Board considered material “fall-out” or ancillary benefits that would accrue to each Sub-Adviser as a result of its relationship with the respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of the Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in the Sub-Advisory Agreements, were fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreements with the Sub-Advisers on behalf of the Funds.

Supplemental Information (unaudited)

Discount & Premium Information

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended July 31, 2026, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by each Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

Funds	QDI	DRD
Virtus AlphaSimplex Global Macro ETF	6%	2%
Virtus AlphaSimplex Managed Futures ETF	0%	0%
Virtus Duff & Phelps Clean Energy ETF	67%	19%
Virtus Duff & Phelps Real Estate Income ETF	4%	3%
Virtus Emerging Markets Dividend ETF	59%	0%
Virtus International Dividend ETF	83%	7%
Virtus KAR Mid-Cap ETF	100%	100%
Virtus Newfleet Securitized Income ETF	0%	0%
Virtus Newfleet Short Duration Core Plus Bond ETF	0%	0%
Virtus Newfleet Short Duration High Yield Bond ETF	0%	0%
Virtus Seix AAA Private Credit CLO ETF	0%	0%
Virtus Seix Senior Loan ETF	0%	0%
Virtus Silvant Growth Opportunities ETF	0%	0%
Virtus Silvant Small/Mid Growth ETF	0%	0%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	0%	0%
Virtus Terranova U.S. Quality Momentum ETF	100%	100%
Virtus U.S. Dividend ETF	23%	19%

For the fiscal year ended July 31, 2026, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code, and the Treasury Regulations thereunder:

	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
Virtus Duff & Phelps Clean Energy ETF	108,330	6,736
Virtus Emerging Markets Dividend ETF	210,348	23,660
Virtus International Dividend ETF	512,890	67,512

8572(09/26)

c/o VP Distributors, LLC
One Financial Plaza
Hartford, Connecticut 06103

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President, Chief Executive Offier and Principal Executive Officer
(Principal Executive Officer)

Date	October 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President, Chief Executive Offier and Principal Executive Officer
(Principal Executive Officer)

Date	October 7, 2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Treasurer, Chief Financial Officer & Principal Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date	October 7, 2026

* Print the name and title of each signing officer under his or her signature.